UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335
Exact name of registrant as specified in charter:	Optimum Fund Trust
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual report

September 30, 2016

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting optimummutualfunds.com or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2016, and subject to change for events occurring after such a date. Holdings are as of the date indicated and subject to change.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2016 Delaware Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2016 to September 30, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2016 to Sept. 30, 2016.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*

Actual Fund return†
Class A	$1,000.00	$1,028.80	1.17%	$5.95
Class C	1,000.00	1,024.60	1.92%	9.74
Institutional Class	1,000.00	1,031.00	0.92%	4.68

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.17%	$5.92
Class C	1,000.00	1,015.44	1.92%	9.70
Institutional Class	1,000.00	1,020.46	0.92%	4.66

Optimum International Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*

Actual Fund return†
Class A	$1,000.00	$1,063.00	1.48%	$ 7.65
Class C	1,000.00	1,059.90	2.23%	11.52
Institutional Class	1,000.00	1,064.40	1.23%	6.37

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.65	1.48%	$ 7.49
Class C	1,000.00	1,013.89	2.23%	11.26
Institutional Class	1,000.00	1,018.90	1.23%	6.23

(continues	)	1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*

Actual Fund return†
Class A	$1,000.00	$1,062.80	1.34%	$ 6.93
Class C	1,000.00	1,058.50	2.09%	10.79
Institutional Class	1,000.00	1,064.10	1.09%	5.64

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.34%	$ 6.78
Class C	1,000.00	1,014.59	2.09%	10.56
Institutional Class	1,000.00	1,019.60	1.09%	5.52

Optimum Large Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*

Actual Fund return†
Class A	$1,000.00	$1,054.20	1.33%	$ 6.85
Class C	1,000.00	1,050.00	2.08%	10.69
Institutional Class	1,000.00	1,055.40	1.08%	5.56

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.33%	$ 6.73
Class C	1,000.00	1,014.64	2.08%	10.50
Institutional Class	1,000.00	1,019.65	1.08%	5.47

Optimum Small-Mid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*

Actual Fund return†
Class A	$1,000.00	$1,105.90	1.59%	$ 8.39
Class C	1,000.00	1,102.00	2.34%	12.33
Institutional Class	1,000.00	1,107.30	1.34%	7.08

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.10	1.59%	$ 8.04
Class C	1,000.00	1,013.34	2.34%	11.81
Institutional Class	1,000.00	1,018.35	1.34%	6.78

Optimum Small-Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio	Expenses Paid During Period 4/1/16 to 9/30/16*

Actual Fund return†
Class A	$1,000.00	$1,065.90	1.51%	$ 7.82
Class C	1,000.00	1,061.30	2.26%	11.68
Institutional Class	1,000.00	1,066.60	1.26%	6.53

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.50	1.51%	$ 7.64
Class C	1,000.00	1,013.74	2.26%	11.41
Institutional Class	1,000.00	1,018.75	1.26%	6.38

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Optimum Fixed Income Fund

As of September 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Agency Asset-Backed Securities	0.15%

Agency Collateralized Mortgage Obligations	5.69%

Agency Commercial Mortgage-Backed Securities	0.46%

Agency Mortgage-Backed Securities	21.88%

Collateralized Debt Obligations	2.05%

Convertible Bonds	0.83%

Corporate Bonds	44.89%
Banking	15.05%
Basic Industry	1.55%
Brokerage	0.38%
Capital Goods	0.97%
Communications	3.92%
Consumer Cyclical	3.56%
Consumer Non-Cyclical	4.96%
Energy	3.51%
Finance Companies	1.89%
Insurance	0.59%
Natural Gas	0.25%
Real Estate	1.79%
Technology	1.20%
Transportation	1.16%
Utilities	4.11%

Municipal Bonds	1.86%

Security type / sector	Percentage of net assets

Non-Agency Asset-Backed Securities	4.41%

Non-Agency Collateralized Mortgage Obligations	2.38%

Non-Agency Commercial Mortgage-Backed Securities	3.92%

Regional Bonds	0.63%

Senior Secured Loans	5.34%

Sovereign Bonds	2.25%

Supranational Banks	0.61%

U.S. Treasury Obligations	18.18%

Common Stock	0.00%

Exchange-Traded Fund	0.02%

Convertible Preferred Stock	0.10%

Preferred Stock	0.29%

Options Purchased	0.01%

Short-Term Investments	1.07%

Total Value of Securities	117.02%

Options Written	0.00%

Liabilities Net of Receivables and Other Assets	(17.02%)

Total Net Assets	100.00%

(continues	)	3

Security type / country and sector allocations

Optimum International Fund

As of September 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets

Common Stock by Country	96.37%
Australia	2.60%
Austria	2.81%
Bermuda	0.91%
Brazil	0.58%
Canada	2.17%
China/Hong Kong	5.49%
Colombia	0.63%
Czech Republic	0.42%
Denmark	1.78%
Finland	1.13%
France	4.78%
Germany	4.80%
India	2.68%
Indonesia	1.48%
Ireland	2.19%
Israel	3.79%
Italy	1.81%
Japan	13.14%
Mexico	0.64%
Netherlands	2.89%
New Zealand	1.15%
Norway	2.37%
Peru	0.60%
Republic of Korea	3.98%
Russia	0.16%
Singapore	1.18%
Spain	2.21%
Sweden	1.77%
Switzerland	6.80%
Taiwan	3.28%

Security type / country	Percentage of net assets

Thailand	0.15%
Turkey	1.24%
United Kingdom	11.79%
United States	2.97%

Exchange-Traded Funds	2.27%

Short-Term Investments	0.84%

Securities Lending Collateral	3.80%

Total Value of Securities	103.28%

Obligation to Return Securities Lending Collateral	(3.80%)

Receivables and Other Assets Net of Liabilities	0.52%

Total Net Assets	100.00%

Common stock by sector	Percentage of net assets

Consumer Discretionary	10.66%
Consumer Staples	5.48%
Energy	7.31%
Financials	21.12%
Healthcare	14.96%
Industrials	9.71%
Information Technology	9.76%
Materials	7.79%
Real Estate	1.17%
Telecommunication Services	4.61%
Utilities	3.80%

Total	96.37%

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund

As of September 30, 2016 (Unaudited)

Security type / sector	Percentage of net assets

Common Stock²	96.97%
Consumer Discretionary	22.15%
Consumer Staples	5.00%
Energy	0.82%
Financials	3.12%
Healthcare	17.41%
Industrials	7.07%
Information Technology[1]	37.69%
Materials	1.08%
Real Estate	1.68%
Telecommunication Services	0.68%
Utilities	0.27%

Convertible Preferred Stock	0.62%

U.S. Master Limited Partnerships	0.38%

Short-Term Investments	1.72%

Total Value of Securities	99.69%

Receivables and Other Assets Net of Liabilities	0.31%

Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Amazon.com	7.42%
Alphabet Class C	5.42%
Facebook Class A	4.77%
Apple	4.36%
Microsoft	4.19%
Visa Class A	3.16%
Priceline Group	2.28%
Honeywell International	1.92%
Allergan	1.90%
UnitedHealth Group	1.88%

Optimum Large Cap Value Fund

As of September 30, 2016 (Unaudited)

Security type / sector	Percentage of net assets

Common Stock²	98.20%
Consumer Discretionary	8.19%
Consumer Staples	11.04%
Energy	6.56%
Financials[2]	25.89%
Healthcare	12.95%
Industrials	12.37%
Information Technology	12.35%
Materials	4.67%
Real Estate	1.04%
Telecommunication Services	1.11%
Utilities	2.03%

Short-Term Investments	1.55%

Total Value of Securities	99.75%

Receivables and Other Assets Net of Liabilities	0.25%

Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Philip Morris International	3.33%
JPMorgan Chase & Co.	2.82%
Accenture Class A (Ireland)	2.61%
Johnson & Johnson	2.32%
Wells Fargo	1.82%
United Parcel Service Class B	1.77%
Lockheed Martin	1.68%
Pfizer	1.52%
American Express	1.46%
Medtronic (Ireland)	1.45%

(continues	)	5

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund

As of September 30, 2016 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	95.71%
Consumer Discretionary	13.72%
Consumer Staples	1.78%
Energy	3.81%
Financials	5.21%
Healthcare[3]	25.67%
Industrials	13.75%
Information Technology[3]	29.42%
Materials	1.82%
Real Estate	0.53%

Convertible Preferred Stock	1.48%

Short-Term Investments	2.81%

Total Value of Securities	100.00%

Liabilities Net of Receivables and Other Assets	0.00%

Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

IDEXX Laboratories	2.05%
Nevro	1.90%
Mobileye (Israel)	1.74%
DexCom	1.35%
ServiceNow	1.29%
Micron Technology	1.25%
Align Technology	1.24%
Burlington Stores	1.20%
Diamondback Energy	1.17%
Mattel	1.16%

Optimum Small-Mid Cap Value Fund

As of September 30, 2016 (Unaudited)

Security type / sector	Percentage of net assets

Common Stock	99.20%
Consumer Discretionary	12.18%
Consumer Staples	4.68%
Energy	4.43%
Financials	20.21%
Healthcare	7.50%
Industrials	13.27%
Information Technology	14.79%
Materials	6.72%
Real Estate	9.98%
Telecommunication Services	0.84%
Utilities	4.60%

Short-Term Investments	0.23%

Total Value of Securities	99.43%

Receivables and Other Assets Net of Liabilities	0.57%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Huntington Ingalls Industries	1.43%
j2 Global	1.39%
Booz Allen Hamilton Holding	1.34%
Cable One	1.24%
Amdocs	1.15%
Avnet	1.11%
Brocade Communications Systems	1.11%
Alexandria Real Estate Equities	1.10%
Pitney Bowes	1.10%
RSP Permian	1.05%

1To monitor compliance with Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 (1940 Act)). The Information Technology sector consisted of auto parts and equipment, commercial services, computers, diversified financial services, internet, semiconductors, software, and telecommunications. As of Sept. 30, 2016, such amounts, as percentage of total net assets, were 0.28%, 1.25%, 4.49%, 4.47%, 14.73%, 3.50%, 8.70%, and 0.27%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

2To monitor compliance with Optimum Large Cap Value Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financials sector consisted of banks, commercial services, diversified financial services, and insurance. As of Sept. 30, 2016, such amounts, as percentage of total net assets, were 9.69%, 2.65%, 8.67%, and 4.88%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

3To monitor compliance with Optimum Small-Mid Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology and Healthcare sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Healthcare sector consisted of biotechnology, commercial services, electronics, healthcare products, healthcare services, pharmaceuticals, and software. As of Sept. 30, 2016, such amounts, as percentage of total net assets, were 1.98%, 1.36%, 1.54%, 11.71%, 4.54%, 2.95%, and 1.59% respectively. The Information Technology sector consisted of auto parts and equipment, commercial services, computers, electrical components and equipment, electronics, entertainment, internet, semiconductors, software, and telecommunications. As of Sept. 30, 2016, such amounts, as percentage of total net assets, were 1.74%, 1.76%, 1.34%, 0.66%, 1.72%, 0.81%, 4.25%, 5.75%, 9.97%, and 1.42% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare and Information Technology sectors for financial reporting purposes may exceed 25%.

(continues	)	7

Schedules of investments

Optimum Fixed Income Fund

September 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.15%

Navient Student Loan Trust
Series 2016-5A A 144A 1.775% 6/25/65 #=●	197,503	$198,984
SLM Student Loan Trust
Series 2008-9 A 2.215% 4/25/23 ●	2,422,518	2,427,863
Series 2012-5 A2 0.825% 6/25/19 ●	404,045	402,382

Total Agency Asset-Backed Securities (cost $3,054,692)		3,029,229

Agency Collateralized Mortgage Obligations – 5.69%

Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1 2.025% 7/25/25 ●	170,841	171,246
Series 2015-C03 2M1 2.025% 7/25/25 ●	176,461	177,114
Series 2015-C04 2M1 2.225% 4/25/28 ●	116,120	116,692
Series 2016-C03 1M1 2.525% 10/25/28 ●	107,598	109,106
Series 2016-C04 1M1 1.975% 1/25/29 ●	54,486	54,817
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	10,466	11,965
Series 2002-T4 A3 7.50% 12/25/41	38,008	44,635
Series 2004-T1 1A2 6.50% 1/25/44	11,283	13,577
Fannie Mae REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34	900,204	941,669
Series 2004-W11 1A2 6.50% 5/25/44	57,626	69,301
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	7,632	8,619
Series 1999-19 PH 6.00% 5/25/29	133,230	152,768
Series 2001-14 Z 6.00% 5/25/31	7,905	8,812
Series 2002-90 A1 6.50% 6/25/42	9,795	11,630
Series 2002-90 A2 6.50% 11/25/42	32,290	36,577
Series 2003-26 AT 5.00% 11/25/32	17,785	17,849

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2005-70 PA 5.50% 8/25/35	74,665	$84,662
Series 2005-110 MB 5.50% 9/25/35	76,154	80,940
Series 2007-30 OE 1.98% 4/25/37 Ω^	3,787,339	3,460,221
Series 2007-114 A6 0.725% 10/27/37 ●	1,529,248	1,526,591
Series 2008-15 SB 6.075% 8/25/36 ∑●	163,321	33,928
Series 2008-24 ZA 5.00% 4/25/38	16,420,731	18,374,995
Series 2009-2 AS 5.175% 2/25/39 ∑●	1,664,457	233,302
Series 2009-68 SA 6.225% 9/25/39 ∑●	358,432	71,984
Series 2009-94 AC 5.00% 11/25/39	218,005	242,570
Series 2010-41 PN 4.50% 4/25/40	475,000	526,234
Series 2010-43 HJ 5.50% 5/25/40	121,763	137,839
Series 2010-96 DC 4.00% 9/25/25	554,247	589,631
Series 2010-123 FE 1.005% 11/25/40 ●	2,662,225	2,668,282
Series 2010-129 SM 5.475% 11/25/40 ∑●	1,279,525	222,595
Series 2011-118 DC 4.00% 11/25/41	1,488,360	1,568,027
Series 2012-98 MI 3.00% 8/25/31 ∑	1,828,452	178,973
Series 2012-122 SD 5.575% 11/25/42 ∑●	1,711,681	372,042
Series 2013-26 ID 3.00% 4/25/33 ∑	926,280	117,187
Series 2013-38 AI 3.00% 4/25/33 ∑	880,154	103,108
Series 2013-43 IX 4.00% 5/25/43 ∑	4,993,847	1,038,617
Series 2013-44 DI 3.00% 5/25/33 ∑	2,775,587	390,051
Series 2013-55 AI 3.00% 6/25/33 ∑	2,135,858	268,550
Series 2014-36 ZE 3.00% 6/25/44	650,956	656,019
Series 2014-68 BS 5.625% 11/25/44 ∑●	1,771,196	373,403
Series 2014-90 SA 5.625% 1/25/45 ∑●	4,978,847	1,027,383

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2015-27 SA 5.925% 5/25/45 ∑●	666,619	$157,580
Series 2015-44 Z 3.00% 9/25/43	1,603,962	1,601,322
Series 2015-95 SH 5.475% 1/25/46 ∑●	1,559,118	396,206
Series 2016-55 SK 5.475% 8/25/46 ∑●	1,268,842	341,856
Series 2016-62 SA 5.475% 9/25/46 ∑●	2,443,255	702,456
Fannie Mae Whole Loan Trust
Series 2004-W15 1A1 6.00% 8/25/44	53,037	59,070
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	35,880	40,263
Series 2165 PE 6.00% 6/15/29	106,061	122,618
Series 2326 ZQ 6.50% 6/15/31	60,005	68,959
Series 2557 WE 5.00% 1/15/18	59,186	60,267
Series 3143 BC 5.50% 2/15/36	2,600,117	2,916,624
Series 3289 SA 6.226% 3/15/37 ∑●	1,186,263	217,039
Series 3656 PM 5.00% 4/15/40	447,991	497,614
Series 4065 DE 3.00% 6/15/32	120,000	127,654
Series 4109 AI 3.00% 7/15/31 ∑	3,367,989	329,830
Series 4120 IK 3.00% 10/15/32 ∑	2,668,800	317,712
Series 4146 IA 3.50% 12/15/32 ∑	1,411,622	197,766
Series 4159 KS 5.626% 1/15/43 ∑●	1,243,491	318,277
Series 4181 DI 2.50% 3/15/33 ∑	851,611	98,677
Series 4184 GS 5.596% 3/15/43 ∑●	1,433,379	366,225
Series 4185 LI 3.00% 3/15/33 ∑	674,621	88,981
Series 4191 CI 3.00% 4/15/33 ∑	284,736	35,974
Series 4342 CI 3.00% 11/15/33 ∑	519,787	53,149
Series 4435 DY 3.00% 2/15/35	1,305,000	1,362,237

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4453 DI 3.50% 11/15/33 ∑	698,703	$82,754
Series 4592 WT 5.50% 6/15/46	2,986,731	3,351,016
Series 4594 SG 5.476% 6/15/46 ∑●	3,638,868	1,013,508
Freddie Mac Strips
Series 267 S5 5.476% 8/15/42 ∑●	1,809,170	407,115
Series 299 S1 5.476% 1/15/43 ∑●	1,334,814	283,608
Series 326 S2 5.426% 3/15/44 ∑●	943,212	208,273
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M1 1.875% 4/25/28 ●	180,086	180,472
Series 2016-DNA3 M1 1.625% 12/25/28 ●	327,855	328,367
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 ¿	16,956	20,458
Series T-58 2A 6.50% 9/25/43 ¿	8,827	10,457
GNMA
Series 2008-65 SB 5.468% 8/20/38 ∑●	1,064,423	168,183
Series 2009-2 SE 5.288% 1/20/39 ∑●	3,170,881	483,628
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,314,061
Series 2011-H21 FT 1.23% 10/20/61 ●	11,475,568	11,483,866
Series 2011-H23 FA 1.194% 10/20/61 ●	7,595,718	7,629,155
Series 2012-H08 FB 1.094% 3/20/62 ●	1,187,986	1,189,436
Series 2012-H18 NA 1.014% 8/20/62 ●	685,210	684,114
Series 2012-H29 SA 1.009% 10/20/62 ●	5,386,290	5,365,126
Series 2013-113 AZ 3.00% 8/20/43	1,650,664	1,632,212
Series 2015-133 AL 3.00% 5/20/45	1,725,000	1,750,837
Series 2015-H10 FA 1.094% 4/20/65 ●	17,121,997	16,952,287

(continues	)	9

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2015-H11 FC 1.044% 5/20/65 ●	2,170,497	$2,140,313
Series 2015-H12 FB 1.094% 5/20/65 ●	8,629,531	8,544,613
Series 2015-H20 FB 1.094% 8/20/65 ●	2,259,126	2,235,810
Series 2016-111 PB 2.50% 8/20/46	579,000	566,353
Series 2016-H06 FD 1.414% 7/20/65 ●	2,238,805	2,255,629

Total Agency Collateralized Mortgage Obligations (cost $118,067,532)		117,053,518

Agency Commercial Mortgage-Backed Securities – 0.46%

FHLMC Multifamily Structured Pass Through Certificates
Series K041 A2 3.171% 10/25/24 ¿	1,330,000	1,446,595
Series K055 A2 2.673% 3/25/26 ¿	1,135,000	1,187,541
Series K716 A2 3.13% 6/25/21 ¿	810,000	866,038
Series K722 A1 2.183% 5/25/22 ¿	722,231	738,365
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #●	245,000	266,145
Series 2011-K13 B 144A 4.767% 1/25/48 #●	650,000	708,452
Series 2011-K15 B 144A 5.116% 8/25/44 #●	75,000	82,864
Series 2012-K22 B 144A 3.811% 8/25/45 #●	665,000	706,622
Series 2012-K708 B 144A 3.883% 2/25/45 #●	885,000	912,142
Series 2012-K708 C 144A 3.883% 2/25/45 #●	230,000	229,974
Series 2013-K33 B 144A 3.618% 8/25/46 #●	505,000	519,525
Series 2013-K712 B 144A 3.484% 5/25/45 #●	470,000	482,567
Series 2013-K713 B 144A 3.274% 4/25/46 #●	285,000	292,339
Series 2013-K713 C 144A 3.274% 4/25/46 #●	1,000,000	996,962

Total Agency Commercial Mortgage-Backed Securities (cost $9,304,668)		9,436,131

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities – 21.88%

Fannie Mae
5.50% 3/1/37	21,796	$23,442
5.50% 7/1/37	124,295	133,243
Fannie Mae ARM
2.412% 5/1/43 ●	405,642	417,618
2.553% 6/1/43 ●	147,132	151,220
2.668% 7/1/37 ●	50,940	53,351
2.913% 7/1/45 ●	291,774	303,396
2.951% 12/1/45 ●	376,056	392,824
2.964% 4/1/46 ●	49,346	51,408
3.069% 4/1/44 ●	1,380,875	1,438,036
3.076% 8/1/35 ●	16,506	17,412
3.216% 4/1/44 ●	389,669	406,851
3.232% 3/1/44 ●	548,247	576,343
3.275% 9/1/43 ●	354,192	370,875
6.099% 8/1/37 ●	35,720	35,882
Fannie Mae S.F. 15 yr
4.50% 8/1/18	30,183	30,964
4.50% 7/1/20	105,486	108,824
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,540,115	1,604,488
4.00% 10/1/40	30,204	32,522
4.00% 11/1/40	179,523	193,227
4.50% 5/1/35	113,432	125,164
4.50% 8/1/35	223,355	245,469
4.50% 9/1/35	179,031	196,694
4.50% 4/1/39	1,702,136	1,874,952
4.50% 5/1/39	763,414	838,307
4.50% 11/1/39	502,505	560,259
4.50% 1/1/40	1,453,487	1,609,392
4.50% 6/1/40	546,581	607,955
4.50% 8/1/40	165,739	182,279
4.50% 4/1/41	74,466	81,570
4.50% 7/1/41	1,378,525	1,530,445
4.50% 8/1/41	274,856	307,109
4.50% 1/1/42	406,993	450,490
4.50% 8/1/42	8,185,163	9,032,954
4.50% 10/1/43	3,820,168	4,228,915
4.50% 10/1/44	466,832	516,387
4.50% 2/1/46	19,522,000	21,660,616
4.50% 3/1/46	630,892	697,131
5.00% 3/1/34	3,330	3,715
5.00% 4/1/34	19,548	21,764
5.00% 8/1/34	31,765	35,429
5.00% 4/1/35	8,270	9,324
5.00% 12/1/37	3,825	4,245
5.00% 3/1/38	158,912	176,351
5.00% 6/1/38	10,143	11,256
5.00% 2/1/39	4,318	4,792

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.00% 5/1/40	99,990	$111,073
5.50% 12/1/32	15,912	18,085
5.50% 2/1/33	44,539	50,475
5.50% 6/1/33	197,444	224,173
5.50% 12/1/33	23,543	26,869
5.50% 7/1/34	30,396	34,607
5.50% 9/1/34	368,867	419,780
5.50% 11/1/34	82,223	93,549
5.50% 12/1/34	92,173	104,617
5.50% 2/1/35	1,193,432	1,364,910
5.50% 3/1/35	40,501	45,591
5.50% 5/1/35	351,566	399,734
5.50% 6/1/35	54,250	61,729
5.50% 1/1/36	441,445	502,032
5.50% 4/1/36	1,399,621	1,587,499
5.50% 7/1/36	506,579	576,002
5.50% 9/1/36	660,657	750,943
5.50% 1/1/37	329,155	372,234
5.50% 2/1/37	446,838	505,362
5.50% 8/1/37	236,535	268,834
5.50% 9/1/37	428,336	483,994
5.50% 1/1/38	348,835	396,334
5.50% 2/1/38	193,984	219,869
5.50% 3/1/38	146,798	166,783
5.50% 6/1/38	83,589	94,622
5.50% 7/1/38	157,350	178,299
5.50% 11/1/38	1,184,394	1,339,910
5.50% 1/1/39	774,555	880,463
5.50% 2/1/39	5,832,770	6,615,025
5.50% 6/1/39	429,789	487,444
5.50% 10/1/39	654,981	740,321
5.50% 3/1/40	1,536,503	1,746,533
5.50% 7/1/40	210,688	238,440
5.50% 3/1/41	2,306,415	2,621,999
5.50% 9/1/41	2,536,735	2,874,039
6.00% 4/1/35	254,771	295,163
6.00% 5/1/36	56,910	65,357
6.00% 6/1/36	27,858	31,991
6.00% 9/1/36	192,333	225,067
6.00% 12/1/36	29,755	34,341
6.00% 2/1/37	88,589	101,652
6.00% 5/1/37	203,932	233,533
6.00% 6/1/37	16,392	19,008
6.00% 7/1/37	14,637	16,858
6.00% 8/1/37	153,806	176,885
6.00% 9/1/37	508,615	582,335
6.00% 11/1/37	5,116	5,864
6.00% 5/1/38	945,464	1,084,813

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 8/1/38	98,536	$112,799
6.00% 9/1/38	769,859	885,602
6.00% 10/1/38	40,760	46,772
6.00% 11/1/38	72,968	84,493
6.00% 12/1/38	215,804	249,971
6.00% 1/1/39	129,544	148,322
6.00% 9/1/39	412,124	472,649
6.00% 10/1/39	1,536,126	1,789,831
6.00% 3/1/40	124,141	142,452
6.00% 7/1/40	464,678	532,822
6.00% 9/1/40	107,742	123,628
6.00% 11/1/40	49,122	57,258
6.00% 5/1/41	1,033,623	1,184,579
6.00% 6/1/41	687,092	788,270
6.00% 7/1/41	3,240,534	3,726,865
6.50% 11/1/33	4,866	5,605
6.50% 2/1/36	76,361	87,957
6.50% 3/1/36	87,976	101,336
6.50% 6/1/36	182,548	210,271
6.50% 2/1/38	38,185	45,833
6.50% 11/1/38	10,208	11,758
6.50% 3/1/40	1,668,015	1,953,778
6.50% 5/1/40	301,529	354,410
7.50% 3/1/32	328	362
7.50% 4/1/32	1,837	2,154
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	2,555,000	2,655,503
3.00% 11/1/46	87,515,000	90,750,036
3.50% 10/1/46	83,800,000	88,422,090
4.00% 10/1/46	96,000,000	103,102,502
4.50% 10/1/46	32,000,000	35,044,240
Freddie Mac ARM
2.48% 1/1/44 ●	927,260	958,468
2.592% 12/1/33 ●	42,249	44,720
2.763% 10/1/45 ●	342,626	354,068
2.82% 9/1/45 ●	2,111,026	2,186,823
2.938% 10/1/45 ●	548,428	571,599
2.949% 11/1/44 ●	190,303	197,289
2.981% 11/1/45 ●	405,138	422,347
3.112% 3/1/46 ●	802,412	837,916
3.307% 5/1/37 ●	379,513	404,618
5.384% 2/1/38 ●	75,081	79,123
Freddie Mac S.F. 20 yr
5.50% 10/1/23	50,505	56,639
5.50% 8/1/24	15,846	17,781
Freddie Mac S.F. 30 yr
4.50% 4/1/39	91,209	100,827
4.50% 5/1/40	2,276,950	2,549,225

(continues	)	11

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
4.50% 7/1/42	870,316	$957,880
4.50% 12/1/43	196,306	217,411
4.50% 8/1/44	1,318,611	1,458,064
4.50% 7/1/45	3,758,000	4,132,996
5.50% 3/1/34	35,490	40,314
5.50% 12/1/34	32,722	37,309
5.50% 6/1/36	19,360	21,990
5.50% 11/1/36	39,430	44,578
5.50% 12/1/36	9,164	10,370
5.50% 4/1/38	179,784	203,798
5.50% 6/1/38	26,044	29,533
5.50% 6/1/39	184,409	208,649
5.50% 3/1/40	107,161	121,644
5.50% 8/1/40	402,754	456,263
5.50% 1/1/41	113,801	128,953
5.50% 6/1/41	1,287,964	1,464,441
6.00% 2/1/36	266,538	309,006
6.00% 3/1/36	246,854	286,121
6.00% 1/1/38	42,577	48,800
6.00% 6/1/38	112,501	129,092
6.00% 8/1/38	185,238	215,309
6.00% 5/1/40	289,198	334,089
6.00% 7/1/40	659,871	757,343
6.50% 11/1/33	27,485	31,719
6.50% 1/1/35	100,075	119,368
6.50% 8/1/38	31,294	35,852
6.50% 4/1/39	170,681	196,423
7.00% 1/1/38	25,226	29,622
Freddie Mac S.F. 30 yr TBA
3.50% 10/1/46	6,000,000	6,329,883
GNMA I S.F. 30 yr
5.00% 3/15/40	718,469	803,150
7.00% 12/15/34	184,529	223,148
GNMA II S.F. 30 yr
5.50% 5/20/37	267,123	298,856
5.50% 4/20/40	250,804	276,805
6.00% 4/20/34	5,417	6,131
6.00% 2/20/39	426,664	487,910
6.00% 4/20/46	414,479	467,847
GNMA II S.F. 30 yr TBA
4.00% 11/1/46	6,000,000	6,425,625

Total Agency Mortgage-Backed Securities (cost $446,755,090)		450,051,813

	Principal amount°		Value (U.S. $)

Collateralized Debt Obligations – 2.05%

ALM VII
Series 2012-7A A1 144A 2.108% 10/19/24 #●		250,000	$250,519
Anchorage Capital CLO 6
Series 2015-6A A1 144A 2.22% 4/15/27 #●		435,000	434,342
Ares XXV CLO
Series 2012-3A AR 144A 1.768% 1/17/24 #●		700,000	700,622
Avery Point III CLO
Series 2013-3A A 144A 2.079% 1/18/25 #●		1,000,000	999,526
Avery Point VI CLO
Series 2015-6A A 144A 2.228% 8/5/27 #●		250,000	250,413
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.186% 7/20/26 #●		2,400,000	2,401,219
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A 2.229% 4/18/27 #●		520,000	520,389
BlueMountain CLO
Series 2014-4 144A 2.329% 11/30/26 #●		500,000	499,792
Series 2015-2A A1 144A 2.109% 7/18/27 #●		710,000	710,829
Carlyle Global Market Strategies CLO
Series 2012-1A AR 144A 1.926% 4/20/22 #●		3,851,261	3,849,720
Series 2014-2A A 144A 2.287% 5/15/25 #●		1,500,000	1,503,054
Cavalry CLO V
Series 2014-5A A 144A 2.049% 1/16/24 #●		342,098	341,714
Cedar Funding V CLO
Series 2016-5A A1 144A 2.243% 7/17/28 #●		530,000	529,277
Cent CLO 20
Series 2013-20A A 144A 2.195% 1/25/26 #●		429,000	428,205
Cent CLO 21
Series 2014-21A A1B 144A 2.124% 7/27/26 #●		1,250,000	1,245,084
CIFC Funding
Series 2014-2A A1L 144A 2.305% 5/24/26 #●		250,000	249,734
Cordatus CLO I
Series 2006-1X A1 0.049% 1/30/24 ●	EUR	1,678,014	1,876,925

	Principal amount°		Value (U.S. $)

Collateralized Debt Obligations (continued)

Elm CLO
Series 2014-1A A 144A 2.079% 1/17/23 #●		472,711	$472,471
Finn Square CLO
Series 2012-1A 144A 2.05% 12/24/23 #		4,400,000	4,382,400
Fraser Sullivan CLO VII
Series 2012-7A A1R 144A 1.771% 4/20/23 #●		207,093	206,606
Halcyon Loan Advisors Funding
Series 2012-1A A1 144A 2.317% 8/15/23 #●		500,000	500,681
JFIN CLO
Series 2015-2A AX 144A 2.129% 10/19/26 #●		180,000	179,600
Jubilee CDO I-R
Series I-RA A 144A 0.023% 7/30/24 #●	EUR	378,922	420,465
Series I-RX A 0.023% 7/30/24 ●	EUR	1,894,611	2,115,596
KVK CLO
Series 2012-1A A 144A 2.05% 7/15/23 #●		371,875	371,661
Lockwood Grove CLO
Series 2014-1A A1 144A 2.085% 1/25/24 #●		333,340	332,863
Madison Park Funding IX
Series 2012-9AR AR 144A 2.107% 8/15/22 #●		500,000	500,203
Magnetite IX
Series 2014-9A A1 144A 2.135% 7/25/26 #●		2,405,000	2,405,563
Malin CLO
Series 2007-1A A1 144A 0.01% 5/7/23 #●	EUR	239,287	268,064
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.10% 7/15/27 #●		1,300,000	1,299,020
Neuberger Berman CLO XVII
Series 2014-17A A 144A 2.238% 8/4/25 #●		1,350,000	1,352,878
OHA Credit Partners VI
Series 2012-6A AR 144A 2.038% 5/15/23 #●		4,210,098	4,205,278
Palmer Square Loan Funding
Series 2016-2 144A 1.98% 6/21/24 #●		1,000,000	993,847
Shackleton CLO
Series 2014-5A A 144A 2.288% 5/7/26 #●		1,565,000	1,562,876

	Principal amount°	Value (U.S. $)

Collateralized Debt Obligations (continued)

Shackleton CLO
Series 2015-VIII 144A 2.206% 10/20/27 #●	250,000	$250,338
Stoney Lane Funding I
Series 2007-1A A1 144A 0.919% 4/18/22 #●	373,788	367,020
Venture XI CLO
Series 2012-11AR AR 144A 2.117% 11/14/22 #●	750,000	749,179
Venture XXI CLO
Series 2015-21A A 144A 2.17% 7/15/27 #●	285,000	285,127
Venture XXIV CLO
Series 2016-24A A1D 144A 2.24% 10/20/28 #●	1,115,000	1,112,491
Voya CLO
Series 2012-2AR AR 144A 1.98% 10/15/22 #●	200,000	200,015
Westwood CDO II
Series 2007-2A 1 144A 0.935% 4/25/22 #●	785,879	780,921

Total Collateralized Debt Obligations (cost $41,947,424)		42,106,527

Convertible Bonds – 0.83%

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18 @	604,000	596,450
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	311,000	303,031
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	225,000	281,672
Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22 #	432,000	413,640
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	662,000	729,027
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	275,000	263,656

(continues	)	13

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	571,000	$569,216
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	537,000	567,877
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	391,000	409,328
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18 @	616,000	608,300
Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18 #	278,000	353,060
Clearwire Communications 144A 8.25% exercise price $19.90, maturity date 12/1/40 #	393,000	410,194
DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26 #	107,000	117,700
GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18 @	369,000	352,395
General Cable 4.50% exercise price $31.96, maturity date 11/15/29 @f	580,000	390,413
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	489,000	575,492
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	407,000	385,378
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	239,000	326,235
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	353,000	371,533
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	20,000	19,788
Jefferies Group 3.875% exercise price $44.04, maturity date 11/1/29	501,000	509,767
Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21 #	148,000	157,065

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Liberty Interactive 144A 1.00% exercise price $64.15, maturity date 9/30/43 #	571,000	$493,418
Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46 #	106,000	110,571
Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23 #	195,000	199,509
Meritor 4.00% exercise price $26.73, maturity date 2/15/27 f	836,000	839,135
Microchip Technology 1.625% exercise price $65.17, maturity date 2/15/25	224,000	286,720
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	244,000	218,075
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19 @	207,000	212,175
Novellus Systems 2.625% exercise price $34.00, maturity date 5/15/41	210,000	586,031
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	30,000	30,244
NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21 #	172,000	218,440
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	262,000	309,815
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	303,000	308,681
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	693,000	686,070
Ship Finance International 5.75% exercise price $17.77, maturity date 10/15/21	151,000	151,000
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18 @	547,000	490,249

	Principal amount°		Value (U.S. $)

Convertible Bonds (continued)

Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21		362,000	$411,551
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19		513,000	544,101
TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19 @		355,000	367,425
Vector Group
1.75% exercise price $23.46, expiration date 4/15/20 ●		484,000	553,877
2.50% exercise price $15.22, expiration date 1/15/19 ●		147,000	218,330
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20		626,000	640,479
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21		564,000	537,210

Total Convertible Bonds (cost $16,657,883)			17,124,323

Corporate Bonds – 44.89%

Banking – 15.05%
Ally Financial
4.125% 3/30/20		200,000	204,000
4.75% 9/10/18		200,000	207,500
5.50% 2/15/17		2,500,000	2,533,537
ANZ New Zealand International 144A 2.60% 9/23/19 #		200,000	204,495
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	151,000	118,343
Banco Bilbao Vizcaya Argentaria 6.75% 12/29/49 ●	EUR	400,000	417,309
Banco Nacional de Comercio Exterior SNC 144A 3.80% 8/11/26 #●		870,000	845,814
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		1,050,000	1,095,937
Bank Nederlandse Gemeenten
144A 0.743% 7/14/17 #●		1,174,000	1,174,357
144A 1.625% 4/19/21 #		1,450,000	1,463,111
5.25% 5/20/24	AUD	292,000	264,525

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Bank of America
1.15% 6/15/17 ●		3,800,000	$3,798,647
1.72% 1/15/19 ●		830,000	835,600
2.60% 1/15/19		1,200,000	1,224,096
2.625% 4/19/21		2,300,000	2,339,086
3.30% 8/5/21	AUD	240,000	185,278
3.30% 1/11/23		716,000	742,228
4.45% 3/3/26		5,085,000	5,467,804
5.65% 5/1/18		3,300,000	3,501,858
5.75% 12/1/17		700,000	733,627
6.00% 9/1/17		3,200,000	3,328,202
6.40% 8/28/17		1,000,000	1,043,561
6.875% 4/25/18		5,025,000	5,423,287
7.625% 6/1/19		800,000	918,650
Bank of New York Mellon
1.325% 9/11/19 ●		830,000	830,046
2.15% 2/24/20		1,960,000	1,994,567
2.20% 8/16/23		810,000	808,329
2.50% 4/15/21		180,000	185,105
2.80% 5/4/26		490,000	503,498
4.625% 12/29/49 ●		1,060,000	1,046,750
Bank of Nova Scotia 1.875% 4/26/21		4,500,000	4,533,997
Bank of Scotland 144A 5.25% 2/21/17 #		1,000,000	1,016,630
Banque Federative du Credit Mutuel 144A 2.00% 4/12/19 #@		500,000	502,788
Barclays
3.20% 8/10/21		3,825,000	3,848,363
6.50% 6/15/49 ●	EUR	400,000	420,751
Barclays Bank 7.625% 11/21/22		1,400,000	1,556,625
BB&T
1.417% 2/1/19 ●		750,000	752,155
1.71% 6/15/18 ●		65,000	65,414
2.05% 5/10/21		4,435,000	4,484,202
BBVA Bancomer
144A 6.50% 3/10/21 #		435,000	476,869
144A 7.25% 4/22/20 #		100,000	110,450
BNP Paribas
144A 7.375% 8/19/25 #●		2,300,000	2,297,125
7.375% 12/29/49 ●		500,000	499,375
Branch Banking & Trust 3.625% 9/16/25		250,000	268,450
Capital One 2.25% 9/13/21		1,495,000	1,496,172
CIT Group 5.25% 3/15/18		6,100,000	6,374,500

(continues	)	15

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
CIT Group 144A 5.50% 2/15/19 #		2,800,000	$2,971,500
Citigroup
1.632% 7/30/18 ●		2,300,000	2,310,028
1.763% 6/7/19 ●		2,300,000	2,313,476
2.255% 9/1/23 ●		830,000	834,663
4.05% 7/30/22		150,000	159,615
8.40% 4/29/49 ●		1,900,000	2,092,375
Citizens Bank
2.55% 5/13/21		1,655,000	1,686,253
Citizens Financial Group
2.375% 7/28/21		115,000	115,531
4.30% 12/3/25		965,000	1,014,453
Compass Bank 3.875% 4/10/25		1,145,000	1,122,035
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	227,931
3.75% 7/21/26		2,405,000	2,413,848
4.375% 8/4/25		2,000,000	2,114,426
6.875% 3/19/20	EUR	2,400,000	3,191,141
8.40% 11/29/49 ●		500,000	521,341
Corp Financiera de Desarrollo 144A 4.75% 7/15/25 #		690,000	763,071
Credit Agricole 144A 1.815% 6/10/20 #●		200,000	201,118
Credit Suisse 1.645% 9/12/17 ●		400,000	400,496
Credit Suisse Group 144A 6.25% 12/29/49 #●		2,350,000	2,231,031
Credit Suisse Group Funding Guernsey
2.75% 3/26/20		2,449,000	2,459,940
3.125% 12/10/20		1,445,000	1,465,354
144A 3.45% 4/16/21 #@		400,000	408,568
3.80% 9/15/22		3,350,000	3,426,836
144A 3.80% 6/9/23 #		2,300,000	2,333,964
144A 4.55% 4/17/26 #		1,810,000	1,904,151
DBS Bank
144A 3.625% 9/21/22 #●		700,000	711,957
3.625% 9/21/22 ●		200,000	203,416
Deutsche Bank 2.85% 5/10/19		3,100,000	3,035,157
DNB Bank 144A 3.20% 4/3/17 #		3,300,000	3,330,393
Eksportfinans 5.50% 6/26/17		600,000	615,726
Fifth Third Bancorp 2.875% 7/27/20		435,000	452,074

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Fifth Third Bank
1.721% 8/20/18 ●		905,000	$910,571
2.25% 6/14/21		665,000	676,549
3.85% 3/15/26		985,000	1,051,828
Goldman Sachs Group
1.481% 5/22/17 ●		1,800,000	1,803,294
2.05% 9/15/20 ●		3,500,000	3,521,763
2.429% 11/29/23 ●		875,000	890,753
3.025% 8/21/19 ●	AUD	140,000	107,235
3.55% 2/12/21	CAD	100,000	80,745
5.15% 5/22/45		1,150,000	1,258,960
5.20% 12/17/19	NZD	206,000	157,689
5.95% 1/18/18		700,000	738,755
HBOS 1.535% 9/6/17 ●		500,000	499,175
HSBC Bank 144A 1.457% 5/15/18 #●		620,000	620,684
HSBC Holdings
2.358% 1/5/22 ●		2,800,000	2,814,624
2.485% 5/25/21 ●		1,100,000	1,122,186
2.65% 1/5/22		1,345,000	1,341,403
6.00% 12/29/49 ●	EUR	700,000	826,645
6.375% 3/29/49 ●		200,000	200,102
Huntington Bancshares 2.30% 1/14/22		800,000	798,034
ICICI Bank
144A 4.00% 3/18/26 #		1,070,000	1,112,293
4.75% 11/25/16		2,600,000	2,611,703
Industrial & Commercial Bank of China 2.635% 5/26/21		1,125,000	1,144,755
ING Bank 144A 1.584% 8/17/18 #●		4,500,000	4,502,543
Intesa Sanpaolo 2.375% 1/13/17		1,000,000	1,001,458
JPMorgan Chase & Co.
1.373% 1/28/19 ●		574,000	575,077
1.933% 6/7/21 ●		2,900,000	2,922,968
2.25% 1/23/20		10,075,000	10,212,118
2.75% 6/23/20		105,000	108,107
2.95% 10/1/26		335,000	336,301
4.25% 11/2/18	NZD	570,000	424,146
4.25% 10/1/27		5,870,000	6,312,076
4.40% 7/22/20		400,000	436,046
5.30% 12/29/49 ●		2,300,000	2,337,375
6.30% 4/23/19		300,000	334,320
7.90% 4/29/49 ●		500,000	514,375
JPMorgan Chase Bank 1.65% 9/23/19		250,000	250,894

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase Bank
4.375% 11/30/21 ●	EUR	2,600,000	$2,931,277
6.00% 10/1/17		600,000	625,843
KBC Bank 8.00% 1/25/23 ●		2,200,000	2,340,910
KeyBank
3.18% 5/22/22		250,000	258,056
3.40% 5/20/26		2,690,000	2,754,791
6.95% 2/1/28		1,220,000	1,594,857
KeyCorp
2.90% 9/15/20		2,500,000	2,597,743
5.00% 12/29/49 ●		1,675,000	1,654,063
KFW
1.014% 12/29/17 ●		600,000	599,979
1.50% 6/15/21		975,000	979,295
Korea Development Bank 3.00% 3/17/19		850,000	882,424
Lloyds Bank
1.584% 8/17/18 ●		3,200,000	3,189,030
1.75% 5/14/18		400,000	401,277
144A 12.00% 12/29/49 #●		6,700,000	9,220,875
Lloyds Banking Group
7.625% 12/29/49 ●	GBP	500,000	664,277
7.875% 12/29/49 ●	GBP	800,000	1,080,367
Mitsubishi UFJ Financial Group
1.912% 9/13/21 ●		450,000	449,802
2.19% 9/13/21		2,050,000	2,046,074
Mitsubishi UFJ Trust & Banking
1.577% 9/19/17 ●		1,900,000	1,901,077
144A 2.45% 10/16/19 #		500,000	508,734
144A 2.65% 10/19/20 #		500,000	512,311
Mizuho Bank 144A 2.45% 4/16/19 #		600,000	609,968
Morgan Stanley
1.565% 1/24/19 ●		369,000	370,435
1.874% 1/27/20 ●		845,000	854,218
2.125% 4/25/18		3,450,000	3,480,325
2.50% 4/21/21		3,500,000	3,547,555
3.125% 8/5/21	CAD	387,000	308,420
3.125% 7/27/26		1,755,000	1,769,207
3.95% 4/23/27		2,835,000	2,950,923
5.00% 9/30/21	AUD	359,000	297,875
5.45% 1/9/17		700,000	707,736
MUFG Capital Finance 4 5.271% 1/29/49 ●	EUR	100,000	114,301

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
National City Bank 1.203% 6/7/17 ●	325,000	$325,088
Natixis 1.553% 9/25/17 ●	4,300,000	4,310,058
Oesterreichische Kontrollbank 0.987% 8/10/17 ●	1,540,000	1,541,252
PNC Bank
2.30% 6/1/20	500,000	508,935
2.45% 11/5/20	1,035,000	1,060,070
2.60% 7/21/20	700,000	722,539
6.875% 4/1/18	1,415,000	1,524,487
PNC Financial Services Group 5.625% 2/1/17	225,000	228,256
Regions Bank 2.25% 9/14/18	345,000	347,920
Royal Bank of Canada 2.30% 3/22/21	2,300,000	2,364,690
Royal Bank of Scotland 9.50% 3/16/22 ●	2,500,000	2,582,143
Royal Bank of Scotland Group 3.875% 9/12/23	1,745,000	1,719,652
144A 6.99% 10/29/49 #●	300,000	336,000
8.625% 12/29/49 ●	3,075,000	3,017,344
Santander Bank 1.597% 1/12/18 ●	1,400,000	1,393,959
Santander Holdings USA
2.275% 11/24/17 ●	2,500,000	2,522,553
2.70% 5/24/19	2,100,000	2,127,529
Santander UK
1.362% 3/13/17 ●	225,000	224,871
1.675% 8/24/18 ●	730,000	730,569
Santander UK Group Holdings
2.875% 10/16/20	440,000	444,217
3.125% 1/8/21	550,000	560,894
Societe Generale 144A 4.25% 4/14/25 #	3,600,000	3,599,791
Standard Chartered 144A 1.941% 8/19/19 #●	3,200,000	3,226,650
State Street
2.55% 8/18/20	1,000,000	1,037,684
3.10% 5/15/23	525,000	545,923
3.55% 8/18/25	900,000	976,916
Sumitomo Mitsui Banking
1.129% 5/2/17 ●	1,000,000	999,900
1.55% 9/15/17 ●	3,800,000	3,801,748
Sumitomo Mitsui Financial Group 2.514% 3/9/21 ●	2,300,000	2,370,819
Sumitomo Mitsui Trust Bank 1.584% 9/18/17 ●	2,700,000	2,701,849

(continues	)	17

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
SunTrust Bank 3.30% 5/15/26		540,000	$551,983
SunTrust Banks 2.35% 11/1/18		535,000	544,489
SVB Financial Group 3.50% 1/29/25		2,205,000	2,231,652
Swedbank 144A 2.65% 3/10/21 #		1,135,000	1,171,550
Synchrony Financial
1.875% 8/15/17		500,000	501,101
1.989% 2/3/20 ●		500,000	489,362
2.192% 11/9/17 ●		1,400,000	1,410,263
Toronto-Dominion Bank
1.302% 4/30/18 ●		835,000	837,122
2.125% 4/7/21		750,000	759,456
2.50% 12/14/20		1,130,000	1,162,678
3.625% 9/15/31 ●		795,000	798,566
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #		590,000	623,200
UBS
4.75% 5/22/23 ●		400,000	408,476
5.875% 12/20/17		1,163,000	1,224,460
7.25% 2/22/22 ●		2,100,000	2,136,210
7.625% 8/17/22		500,000	583,750
UBS Group Funding Jersey
144A 2.453% 4/14/21 #●		400,000	410,075
144A 2.65% 2/1/22 #		1,930,000	1,928,786
144A 3.00% 4/15/21 #		3,165,000	3,254,098
144A 4.125% 9/24/25 #		870,000	913,461
144A 4.125% 4/15/26 #		1,135,000	1,195,789
US Bancorp
2.375% 7/22/26		1,700,000	1,681,164
3.60% 9/11/24		1,275,000	1,367,885
US Bank 0.982% 1/30/17 ●		850,000	850,233
USB Capital IX 3.50% 10/29/49 ●		1,820,000	1,560,650
Wells Fargo
1.432% 1/30/20 ●		1,430,000	1,426,717
2.55% 12/7/20		3,000,000	3,060,684
3.00% 7/27/21	AUD	979,000	752,616
3.50% 9/12/29	GBP	196,000	291,964
Woori Bank 144A 4.75% 4/30/24 #		800,000	866,966
Zions Bancorporation 4.50% 6/13/23		830,000	868,668

			309,654,836

Basic Industry – 1.55%
AECOM 5.875% 10/15/24		555,000	595,237

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Air Liquide Finance
144A 1.75% 9/27/21 #		900,000	$899,019
144A 2.50% 9/27/26 #		1,140,000	1,148,590
Ball 5.25% 7/1/25		610,000	659,563
BHP Billiton Finance
3.00% 3/30/20	AUD	250,000	192,810
3.25% 9/25/24	GBP	123,000	179,385
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●		490,000	531,650
CCL Industries 144A 3.25% 10/1/26 #		655,000	658,805
CF Industries 6.875% 5/1/18		1,655,000	1,780,954
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #		655,000	697,509
Dow Chemical 8.55% 5/15/19		2,322,000	2,724,981
Eastman Chemical 4.65% 10/15/44		2,610,000	2,673,232
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,073,820
8.00% 1/15/24		2,242,000	2,976,748
Glencore Finance Canada
144A 3.60% 1/15/17 #		500,000	500,635
144A 5.80% 11/15/16 #		300,000	301,058
Heathrow Funding 144A 4.875% 7/15/21 #@		200,000	218,754
International Paper
4.40% 8/15/47		1,835,000	1,863,468
5.15% 5/15/46		1,045,000	1,163,506
INVISTA Finance 144A 4.25% 10/15/19 #		1,060,000	1,060,085
Lundin Mining 144A 7.50% 11/1/20 #		460,000	491,050
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		258,000	277,027
144A 6.625% 10/14/22 #		605,000	685,765
NOVA Chemicals 144A 5.00% 5/1/25 #		1,156,000	1,173,340
OCP
144A 4.50% 10/22/25 #		1,180,000	1,199,865
144A 6.875% 4/25/44 #		210,000	238,961
PolyOne 5.25% 3/15/23		290,000	301,635
Rio Tinto Finance USA 3.75% 6/15/25		1,310,000	1,411,927
Southern Copper
5.375% 4/16/20		25,000	27,541
5.875% 4/23/45		1,095,000	1,094,589
Suzano Austria 144A 5.75% 7/14/26 #		1,070,000	1,080,807

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Suzano Trading 144A 5.875% 1/23/21 #		725,000	$761,250
Vale Overseas 5.875% 6/10/21		1,055,000	1,107,223
WR Grace & Co-Conn 144A 5.125% 10/1/21 #		130,000	138,450

			31,889,239

Brokerage – 0.38%
Affiliated Managers Group 3.50% 8/1/25		830,000	826,669
Bear Stearns
6.40% 10/2/17		700,000	733,300
7.25% 2/1/18		2,000,000	2,148,212
E*TRADE Financial 5.875% 12/29/49 ●		1,120,000	1,162,000
Jefferies Group
6.45% 6/8/27		331,000	375,464
6.50% 1/20/43		220,000	230,351
Lazard Group
3.75% 2/13/25		2,100,000	2,117,747
6.85% 6/15/17		215,000	221,865

			7,815,608

Capital Goods – 0.97%
Ardagh Packaging Finance
144A 4.067% 5/15/21 #●		435,000	442,613
144A 4.625% 5/15/23 #		275,000	277,750
Cemex 144A 7.25% 1/15/21 #		305,000	327,417
Cemex Finance 144A 6.00% 4/1/24 #		785,000	806,587
Crane
2.75% 12/15/18		170,000	173,400
4.45% 12/15/23		1,180,000	1,271,339
Crown Americas 144A 4.25% 9/30/26 #		364,000	364,910
Eagle Materials 4.50% 8/1/26		55,000	55,829
Fortive 144A 3.15% 6/15/26 #		990,000	1,020,199
Fortune Brands Home & Security 3.00% 6/15/20		580,000	597,759
General Electric
1.158% 5/5/26 ●		920,000	896,540
144A 3.80% 6/18/19 #		345,000	367,911
4.25% 1/17/18	NZD	140,000	103,522
4.65% 10/17/21		89,000	101,468
5.55% 5/4/20		470,000	533,490
6.00% 8/7/19		1,025,000	1,158,646

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
LafargeHolcim Finance US
144A 3.50% 9/22/26 #	1,470,000	$1,512,836
144A 4.75% 9/22/46 #	370,000	384,153
Lockheed Martin
3.10% 1/15/23	1,111,000	1,173,228
3.55% 1/15/26	725,000	784,948
Masco 3.50% 4/1/21	1,265,000	1,315,600
Owens-Brockway Glass Container 144A 5.875% 8/15/23 #	600,000	646,125
Parker-Hannifin 3.30% 11/21/24	65,000	69,597
Reynolds Group Issuer 8.25% 2/15/21	170,000	177,385
SBA Communications 144A 4.875% 9/1/24 #	525,000	530,250
Siemens Financierings-maatschappij
144A 1.105% 5/25/18 #●	610,000	610,634
144A 2.35% 10/15/26 #	2,060,000	2,037,173
144A 3.30% 9/15/46 #	270,000	263,589
St. Marys Cement 144A 5.75% 1/28/27 #	920,000	911,950
Union Andina de Cementos 144A 5.875% 10/30/21 #	460,000	484,104
Waste Management 2.40% 5/15/23	505,000	510,799

		19,911,751

Communications – 3.92%
21st Century Fox America
4.50% 2/15/21	155,000	172,041
4.95% 10/15/45	1,255,000	1,428,446
Altice US Finance I
144A 5.375% 7/15/23 #	500,000	518,750
144A 5.50% 5/15/26 #	530,000	545,900
AT&T
1.768% 6/30/20 ●	2,210,000	2,230,314
2.80% 2/17/21	2,200,000	2,265,963
3.40% 5/15/25	2,300,000	2,367,328
4.125% 2/17/26	1,135,000	1,228,826
4.35% 6/15/45	715,000	707,174
144A 4.50% 3/9/48 #	2,950,000	2,977,830
Bell Canada 3.35% 3/22/23 CAD	219,000	178,126
Cablevision 144A 6.50% 6/15/21 #	950,000	992,750
CCO Holdings
144A 5.125% 5/1/23 #	440,000	460,350
144A 5.50% 5/1/26 #	520,000	543,400

(continues	)	19

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
CenturyLink
5.80% 3/15/22		1,160,000	$1,193,350
6.75% 12/1/23		359,000	374,706
Charter Communications Operating
144A 4.464% 7/23/22 #		800,000	864,329
144A 4.908% 7/23/25 #		3,320,000	3,668,600
Columbus Cable Barbados 144A 7.375% 3/30/21 #		595,000	633,288
Comcast 2.35% 1/15/27		4,660,000	4,604,234
Crown Castle Towers
144A 3.663% 5/15/25 #		110,000	115,941
144A 4.883% 8/15/20 #		2,090,000	2,286,371
CSC Holdings
5.25% 6/1/24		376,000	358,140
144A 5.50% 4/15/27 #		826,000	846,650
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #		770,000	770,255
144A 2.485% 9/19/23 #		3,005,000	3,014,358
6.50% 4/8/22	GBP	36,000	60,178
Digicel 144A 6.00% 4/15/21 #		205,000	182,122
Digicel Group 144A 8.25% 9/30/20 #		1,080,000	943,650
DISH DBS
4.25% 4/1/18		200,000	206,000
5.00% 3/15/23		555,000	541,125
Frontier Communications 8.875% 9/15/20		365,000	395,113
Gray Television 144A 5.125% 10/15/24 #		475,000	467,281
Grupo Televisa 6.125% 1/31/46		570,000	627,319
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		530,000	528,595
KT 144A 1.75% 4/22/17 #		900,000	902,111
Level 3 Financing 5.375% 5/1/25		966,000	1,010,677
Millicom International Cellular
144A 6.00% 3/15/25 #		675,000	686,036
144A 6.625% 10/15/21 #		685,000	716,065
Myriad International Holdings 144A 5.50% 7/21/25 #		700,000	754,075
NBCUniversal Enterprise 144A 1.365% 4/15/18 #●		840,000	846,003
Nexstar Escrow 144A 5.625% 8/1/24 #		525,000	527,625

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Ooredoo International Finance 144A 3.75% 6/22/26 #		755,000	$783,407
SBA Tower Trust
144A 2.24% 4/16/18 #		735,000	737,528
144A 2.898% 10/15/19 #		600,000	608,432
Scripps Networks Interactive 3.50% 6/15/22		300,000	313,490
SFR Group
144A 6.00% 5/15/22 #		485,000	496,519
144A 7.375% 5/1/26 #		1,800,000	1,842,192
Sinclair Television Group 144A 5.125% 2/15/27 #		1,015,000	994,700
Sirius XM Radio 144A 5.375% 4/15/25 #		1,732,000	1,792,620
Sky 144A 3.75% 9/16/24 #		1,875,000	1,985,831
Sprint Communications
6.00% 12/1/16		4,400,000	4,427,500
144A 7.00% 3/1/20 #		615,000	662,663
144A 9.00% 11/15/18 #		530,000	586,975
9.125% 3/1/17		100,000	102,625
TELUS 2.80% 2/16/27		720,000	722,422
Time Warner Cable
6.75% 7/1/18		1,500,000	1,630,518
7.30% 7/1/38		1,020,000	1,309,152
T-Mobile USA
6.125% 1/15/22		515,000	549,119
6.836% 4/28/23		380,000	410,875
Tribune Media 5.875% 7/15/22		628,000	638,597
UPCB Finance IV 144A 5.375% 1/15/25 #		488,000	492,709
Verizon Communications
1.75% 8/15/21		565,000	559,470
2.606% 9/14/18 ●		650,000	667,262
3.00% 11/1/21		5,000	5,238
3.25% 2/17/26	EUR	323,000	445,122
3.65% 9/14/18		1,400,000	1,461,929
4.125% 8/15/46		4,595,000	4,615,788
4.862% 8/21/46		422,000	474,620
5.15% 9/15/23		1,400,000	1,633,323
Viacom 3.45% 10/4/26		660,000	661,033
Vimpel Communications 144A 7.748% 2/2/21 #		420,000	470,431
VimpelCom Holdings 144A 5.95% 2/13/23 #		645,000	670,123
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		990,000	1,009,800

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
VTR Finance 144A 6.875% 1/15/24 #		1,055,000	$1,104,585
WPP Finance 2010 5.625% 11/15/43		340,000	404,910
Zayo Group 6.00% 4/1/23		695,000	733,225

			80,746,128

Consumer Cyclical – 3.56%
Adient Global Holdings 144A 4.875% 8/15/26 #		370,000	371,387
American Axle & Manufacturing 6.25% 3/15/21		415,000	434,713
Aramark Services
144A 4.75% 6/1/26 #		1,165,000	1,173,737
144A 5.125% 1/15/24 #		1,005,000	1,047,713
BMW US Capital 144A 1.50% 4/11/19 #		500,000	500,971
Cencosud
144A 5.15% 2/12/25 #		600,000	642,113
144A 6.625% 2/12/45 #		530,000	569,019
CVS Health
2.125% 6/1/21		750,000	758,435
3.875% 7/20/25		2,740,000	2,988,271
CVS Pass Through Trust 144A 5.773% 1/10/33 #¿		84,736	98,712
Daimler 2.75% 12/10/18	NOK	1,870,000	241,220
Daimler Finance North America
144A 1.097% 8/1/17 #●		540,000	540,056
144A 1.195% 3/10/17 #●		650,000	650,497
144A 1.469% 8/3/17 #●		4,500,000	4,515,075
144A 2.00% 8/3/18 #		3,800,000	3,832,494
144A 2.00% 7/6/21 #		300,000	300,704
Delphi Automotive 3.15% 11/19/20		300,000	310,924
DR Horton
3.75% 3/1/19		200,000	208,750
4.00% 2/15/20		200,000	211,750
Ford Motor Credit
1.361% 9/8/17 ●		700,000	700,327
2.24% 6/15/18		4,000,000	4,033,612
3.096% 5/4/23		940,000	948,091
3.20% 1/15/21		4,600,000	4,727,162
5.00% 5/15/18		1,300,000	1,365,081
5.75% 2/1/21		700,000	789,591
General Motors Financial 3.00% 9/25/17		3,400,000	3,445,070

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
General Motors Financial
3.45% 4/10/22		2,410,000	$2,447,449
3.70% 5/9/23		730,000	743,509
4.375% 9/25/21		500,000	534,623
4.75% 8/15/17		900,000	924,538
5.25% 3/1/26		570,000	627,171
Goodyear Tire & Rubber 5.00% 5/31/26		675,000	696,094
Hanesbrands 144A 4.875% 5/15/26 #		1,085,000	1,114,837
Hyundai Capital America
144A 2.125% 10/2/17 #		615,000	618,130
144A 2.55% 2/6/19 #		715,000	727,830
144A 2.75% 9/27/26 #		795,000	786,897
144A 3.00% 3/18/21 #		580,000	602,185
Hyundai Capital Services 144A 1.657% 3/18/17 #●		205,000	205,131
IHO Verwaltungs
144A PIK 4.125% 9/15/21 #T		300,000	303,750
144A PIK 4.75% 9/15/26 #T		205,000	206,537
JD.com 3.125% 4/29/21		735,000	736,119
KFC Holding
144A 5.00% 6/1/24 #		340,000	356,150
144A 5.25% 6/1/26 #		318,000	337,080
L Brands 6.75% 7/1/36		575,000	621,357
Lowe’s
1.265% 9/10/19 ●		520,000	521,411
3.70% 4/15/46		1,475,000	1,528,041
Marriott International 3.125% 6/15/26		1,165,000	1,179,877
MGM Resorts International 4.625% 9/1/26		415,000	406,700
PACCAR Financial 1.435% 12/6/18 ●		835,000	840,984
Sally Holdings 5.75% 6/1/22		15,000	15,713
Starbucks 2.45% 6/15/26		575,000	584,723
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		1,145,000	1,201,731
4.50% 10/1/34		160,000	168,251
Target 3.625% 4/15/46		1,575,000	1,630,087
Toyota Credit Canada 2.05% 5/20/20	CAD	100,000	77,743
Toyota Finance Australia 3.04% 12/20/16	NZD	760,000	552,732
Toyota Motor Credit 2.80% 7/13/22		420,000	441,371

(continues	)	21

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Volkswagen Financial Services 2.375% 11/13/18	GBP	800,000	$1,063,724
Volkswagen International Finance 144A 1.241% 11/18/16 #●		620,000	620,206
Walgreens Boots Alliance
2.60% 6/1/21		585,000	599,315
3.10% 6/1/23		3,955,000	4,085,357
3.45% 6/1/26		1,135,000	1,180,629
4.80% 11/18/44		275,000	304,350
Wolverine World Wide 144A 5.00% 9/1/26 #		400,000	405,000
Wyndham Worldwide 2.95% 3/1/17		700,000	703,255
Wynn Las Vegas 144A 5.50% 3/1/25 #		6,600,000	6,707,250
ZF North America Capital 144A 4.00% 4/29/20 #		400,000	424,500

			73,237,812

Consumer Non-Cyclical – 4.96%
AbbVie
2.30% 5/14/21		1,000,000	1,009,764
2.85% 5/14/23		1,400,000	1,423,367
3.20% 5/14/26		1,565,000	1,587,525
4.45% 5/14/46		875,000	917,628
Actavis Funding SCS
1.30% 6/15/17		1,425,000	1,424,057
2.35% 3/12/18		500,000	505,333
3.00% 3/12/20		1,200,000	1,240,006
3.45% 3/15/22		1,690,000	1,776,367
3.80% 3/15/25		3,120,000	3,307,890
Altria Group 3.875% 9/16/46		855,000	890,960
Amgen
1.411% 5/22/19 ●		1,000,000	1,001,591
4.00% 9/13/29	GBP	216,000	339,473
Anheuser-Busch InBev Finance
1.157% 2/1/19 ●		340,000	339,633
2.65% 2/1/21		900,000	929,637
3.65% 2/1/26		5,310,000	5,714,006
Anheuser-Busch InBev Worldwide 5.375% 1/15/20		1,000,000	1,117,940
Arcor SAIC 144A 6.00% 7/6/23 #		610,000	651,175
AstraZeneca 3.375% 11/16/25		1,300,000	1,390,000

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
BAT International Finance 144A 2.75% 6/15/20 #	700,000	$725,232
Bayer US Finance 144A 1.144% 10/6/17 #●	295,000	294,345
Becle 144A 3.75% 5/13/25 #	1,815,000	1,854,231
Becton Dickinson 6.375% 8/1/19	1,330,000	1,501,710
Biogen
4.05% 9/15/25	2,355,000	2,568,735
5.20% 9/15/45	870,000	1,027,412
Boston Scientific 3.375% 5/15/22	800,000	842,359
BRF 144A 4.35% 9/29/26 #	1,015,000	998,760
Celgene 3.25% 8/15/22	1,475,000	1,550,173
DaVita 5.00% 5/1/25	1,641,000	1,651,256
ESAL 144A 6.25% 2/5/23 #	360,000	351,000
Gilead Sciences
2.55% 9/1/20	500,000	516,739
2.95% 3/1/27	825,000	834,771
4.15% 3/1/47	2,040,000	2,090,451
Gruma 144A 4.875% 12/1/24 #	590,000	632,775
HCA
3.75% 3/15/19	1,700,000	1,761,625
5.25% 6/15/26	535,000	569,775
5.375% 2/1/25	1,006,000	1,039,953
HealthSouth
5.125% 3/15/23	235,000	235,587
5.75% 11/1/24	178,000	185,230
5.75% 9/15/25	190,000	199,025
Imperial Brands Finance
144A 2.05% 2/11/18 #	270,000	271,705
144A 2.95% 7/21/20 #	700,000	723,375
144A 3.75% 7/21/22 #	470,000	499,359
JBS Investments 144A 7.75% 10/28/20 #	435,000	457,837
JBS USA
144A 5.75% 6/15/25 #	210,000	207,375
144A 5.875% 7/15/24 #	320,000	320,000
Kinetic Concepts 144A 9.625% 10/1/21 #	800,000	802,000
Kraft Heinz Foods 3.00% 6/1/26	2,930,000	2,959,403
Kroger
1.209% 10/17/16 ●	420,000	420,077
3.875% 10/15/46	330,000	333,532
Mallinckrodt International Finance 144A 5.50% 4/15/25 #	887,000	847,085

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	455,000	$467,285
Medtronic 0.919% 2/27/17 ●	1,430,000	1,430,606
Merck
1.161% 5/18/18 ●	680,000	682,896
1.182% 2/10/20 ●	900,000	903,990
Molson Coors Brewing
2.10% 7/15/21	455,000	459,699
3.00% 7/15/26	720,000	726,482
4.20% 7/15/46	2,045,000	2,139,872
Mylan
144A 3.15% 6/15/21 #	765,000	780,195
144A 3.95% 6/15/26 #	3,865,000	3,901,760
New York & Presbyterian Hospital 4.063% 8/1/56	690,000	745,936
PepsiCo 1.019% 10/13/17 ●	950,000	952,489
Pernod Ricard
144A 3.25% 6/8/26 #	1,790,000	1,821,928
144A 4.45% 1/15/22 #	1,940,000	2,142,344
Perrigo Finance Unlimited 3.50% 12/15/21	475,000	491,548
Pfizer 1.15% 6/15/18 ●	754,000	756,538
Post Holdings 144A 5.00% 8/15/26 #	605,000	603,487
Prestige Brands 144A 5.375% 12/15/21 #	277,000	288,080
Reynolds American
3.25% 6/12/20	102,000	107,404
4.00% 6/12/22	1,455,000	1,582,670
4.45% 6/12/25	3,335,000	3,727,563
Shire Acquisitions Investments Ireland
2.40% 9/23/21	1,470,000	1,473,538
2.875% 9/23/23	1,385,000	1,393,846
3.20% 9/23/26	625,000	629,306
Sigma Alimentos 144A 4.125% 5/2/26 #	805,000	809,025
Sysco 3.30% 7/15/26	2,855,000	2,965,643
Tempur Sealy International 144A 5.50% 6/15/26 #	340,000	351,050
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	1,005,000	1,002,344
2.80% 7/21/23	3,660,000	3,675,039
Thermo Fisher Scientific 3.00% 4/15/23	1,980,000	2,030,690
Transurban Finance 144A 3.375% 3/22/27 #	410,000	413,979
Tyson Foods 2.65% 8/15/19	1,500,000	1,539,123

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Universal Health Services 144A 5.00% 6/1/26 #		210,000	$219,187
Valeant Pharmaceuticals International 4.50% 5/15/23	EUR	4,200,000	3,753,225
Zimmer Biomet Holdings
3.375% 11/30/21		745,000	781,255
4.625% 11/30/19		1,270,000	1,369,987

			101,959,253

Energy – 3.51%
Anadarko Petroleum 5.55% 3/15/26		1,295,000	1,466,079
BG Energy Capital 144A 4.00% 10/15/21 #		600,000	656,749
BP Capital Markets 3.017% 1/16/27		875,000	889,939
Chevron 1.365% 3/3/22 ●		1,575,000	1,543,963
CNOOC Finance 2015 Australia 2.625% 5/5/20		695,000	709,418
CNOOC Nexen Finance 2014 1.625% 4/30/17		1,000,000	1,001,110
Colorado Interstate Gas 144A 4.15% 8/15/26 #		1,015,000	1,008,310
ConocoPhillips
1.717% 5/15/22 ●		1,075,000	1,058,006
4.95% 3/15/26		1,610,000	1,818,139
Devon Energy 1.39% 12/15/16 ●		500,000	499,399
Ecopetrol
5.875% 9/18/23		950,000	1,027,187
7.375% 9/18/43		450,000	474,750
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #		1,124,000	1,205,761
Energy Transfer Equity 7.50% 10/15/20		475,000	523,687
Energy Transfer Partners
4.75% 1/15/26		1,195,000	1,236,878
6.125% 12/15/45		665,000	696,941
9.70% 3/15/19		694,000	796,670
EnLink Midstream Partners
2.70% 4/1/19		605,000	601,376
4.85% 7/15/26		500,000	504,091
Enterprise Products Operating
3.95% 2/15/27		930,000	976,548
7.034% 1/15/68 ●		200,000	211,358
Exxon Mobil 1.205% 3/6/22 ●		1,125,000	1,118,176
Hess 4.30% 4/1/27		910,000	918,973

(continues	)	23

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Kinder Morgan
2.00% 12/1/17	600,000	$600,503
7.00% 6/15/17	800,000	828,024
Kinder Morgan Energy Partners
5.00% 10/1/21	620,000	677,219
5.95% 2/15/18	1,000,000	1,051,991
6.85% 2/15/20	2,000,000	2,271,416
9.00% 2/1/19	2,200,000	2,522,802
Murphy Oil USA 6.00% 8/15/23	580,000	612,625
Noble Energy 5.05% 11/15/44	705,000	698,630
Pertamina Persero
144A 4.875% 5/3/22 #	525,000	567,076
144A 5.25% 5/23/21 #	440,000	480,771
144A 5.625% 5/20/43 #	455,000	479,264
Petrobras Global Finance
2.82% 1/15/19 ●	1,400,000	1,375,500
4.875% 3/17/20	470,000	472,350
6.125% 10/6/16	100,000	100,035
6.25% 3/17/24	575,000	560,625
6.75% 1/27/41	300,000	259,050
6.85% 6/5/15	1,700,000	1,446,700
7.25% 3/17/44	600,000	543,000
7.875% 3/15/19	600,000	651,000
8.375% 5/23/21	1,240,000	1,357,800
8.75% 5/23/26	90,000	99,675
Petroleos Mexicanos
3.50% 7/23/20	60,000	60,570
5.75% 3/1/18	800,000	841,600
6.625% 6/15/35	545,000	557,453
144A 6.75% 9/21/47 #	570,000	571,425
Petronas Global Sukuk 144A 2.707% 3/18/20 #	965,000	988,001
Plains All American Pipeline
6.50% 5/1/18	800,000	853,033
8.75% 5/1/19	1,160,000	1,337,999
Regency Energy Partners
5.00% 10/1/22	1,500,000	1,585,145
5.50% 4/15/23	220,000	227,330
5.75% 9/1/20	400,000	434,654
5.875% 3/1/22	965,000	1,065,274
Rio Oil Finance Trust 9.25% 7/6/24	232,026	214,044
Rockies Express Pipeline 144A 6.85% 7/15/18 #	500,000	528,750

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Sabine Pass Liquefaction 5.75% 5/15/24	5,500,000	$5,946,875
Shell International Finance
1.027% 11/15/16 ●	340,000	340,161
1.266% 5/11/20 ●	595,000	595,998
2.875% 5/10/26	655,000	665,623
3.75% 9/12/46	1,714,000	1,696,642
4.00% 5/10/46	580,000	594,894
Sinopec Group Overseas Development 2012 2.75% 5/17/17	500,000	504,269
Sinopec Group Overseas Development 2014 144A 1.75% 4/10/17 #	500,000	501,034
Southwestern Energy 7.50% 2/1/18	1,000,000	1,052,500
Statoil 1.248% 11/8/18 ●	835,000	836,672
Sunoco Logistics Partners Operations 3.90% 7/15/26	965,000	985,974
Targa Resources Partners
144A 5.125% 2/1/25 #	440,000	441,650
144A 5.375% 2/1/27 #	495,000	499,331
Tengizchevroil Finance Co International 144A 4.00% 8/15/26 #	1,000,000	992,000
Transcanada Trust 5.875% 8/15/76 ●	695,000	737,047
Williams Partners
4.875% 5/15/23	1,800,000	1,822,858
7.25% 2/1/17	1,410,000	1,435,897
Woodside Finance
144A 3.65% 3/5/25 #	485,000	489,899
144A 3.70% 9/15/26 #	950,000	956,923
144A 4.60% 5/10/21 #	400,000	427,964
144A 8.75% 3/1/19 #	1,125,000	1,287,719
YPF
144A 8.50% 3/23/21 #	295,000	329,958
144A 8.75% 4/4/24 #	275,000	306,927
144A 31.354% 7/7/20 #●	805,000	942,655

		72,256,312

Finance Companies – 1.89%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	820,000	846,650
AerCap Ireland Capital
3.95% 2/1/22	2,315,000	2,378,663
4.625% 10/30/20	1,000,000	1,052,500

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies (continued)
Air Lease
3.00% 9/15/23	985,000	$976,263
3.375% 6/1/21	1,600,000	1,663,744
American Express 7.00% 3/19/18	7,500,000	8,092,800
American Express Credit 1.555% 5/26/20 ●	1,000,000	1,005,421
Aviation Capital Group
144A 2.875% 9/17/18 #	445,000	451,119
144A 4.875% 10/1/25 #	1,045,000	1,135,131
144A 6.75% 4/6/21 #	790,000	929,237
Citicorp Lease Pass Through Trust Series 1999-1 144A 8.04% 12/15/19 # ¿	200,000	234,061
GE Capital International Funding Unlimited 2.342% 11/15/20	251,000	257,951
International Lease Finance
6.25% 5/15/19	200,000	217,250
144A 7.125% 9/1/18 #	100,000	109,375
8.75% 3/15/17	3,300,000	3,398,634
LeasePlan 144A 2.875% 1/22/19 #	1,600,000	1,616,050
Murray Street Investment Trust I 4.647% 3/9/17 f	4,700,000	4,759,267
Nationwide Building Society 144A 4.00% 9/14/26 #	1,855,000	1,850,298
Navient
5.50% 1/15/19	700,000	712,250
7.25% 1/25/22	750,000	767,813
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	860,000	867,163
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	895,000	897,228
Springleaf Finance
6.90% 12/15/17	300,000	316,125
8.25% 12/15/20	2,500,000	2,750,000
SUAM Finance 144A 4.875% 4/17/24 #	655,000	696,265
Waha Aerospace 3.925% 7/28/20	840,000	873,180

		38,854,438

Insurance – 0.59%
Berkshire Hathaway
2.75% 3/15/23	600,000	624,050
3.125% 3/15/26	1,035,000	1,089,153

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Berkshire Hathaway Finance 2.90% 10/15/20	885,000	$930,782
Highmark 144A 6.125% 5/15/41 #@	160,000	156,263
Liberty Mutual Group 144A 4.95% 5/1/22 #	320,000	357,514
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	300,000	377,879
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,585,320
Principal Life Global Funding II 144A 3.00% 4/18/26 #	745,000	758,105
Prudential Financial
5.375% 5/15/45 ●	765,000	799,425
5.875% 9/15/42 ●	555,000	612,997
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,130,000	1,165,195
144A 4.125% 11/1/24 #	1,460,000	1,541,818
USI 144A 7.75% 1/15/21 #	92,000	93,840
XLIT
4.45% 3/31/25	660,000	671,123
5.50% 3/31/45	900,000	883,595
6.50% 12/29/49 ●	565,000	425,083

		12,072,142

Natural Gas – 0.25%
CenterPoint Energy 5.95% 2/1/17	35,000	35,523
Dominion Gas Holdings 4.60% 12/15/44	675,000	729,843
Florida Gas Transmission 144A 7.90% 5/15/19 #@	320,000	363,205
KeySpan Gas East 144A 2.742% 8/15/26 #	1,065,000	1,079,334
Laclede Group 1.567% 8/15/17 ●	700,000	698,253
Southern Gas Co. Capital
3.25% 6/15/26	670,000	693,719
3.95% 10/1/46	740,000	751,257
Texas Eastern Transmission 144A 6.00% 9/15/17 #@	800,000	831,369

		5,182,503

Real Estate – 1.79%
Alexandria Real Estate Equities 3.95% 1/15/27	320,000	335,491
American Tower 2.25% 1/15/22	225,000	224,819

(continues	)	25

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
American Tower
2.80% 6/1/20	405,000	$415,793
4.00% 6/1/25	1,440,000	1,543,055
4.40% 2/15/26	670,000	735,225
5.05% 9/1/20	500,000	553,281
American Tower Trust I 144A 3.07% 3/15/23 #	970,000	1,012,254
AvalonBay Communities 2.95% 5/11/26	1,390,000	1,391,854
CC Holdings GS V 3.849% 4/15/23	450,000	482,012
Corporate Office Properties
3.60% 5/15/23	690,000	690,585
5.25% 2/15/24	670,000	728,651
Crown Castle International 5.25% 1/15/23	1,190,000	1,351,947
CubeSmart 3.125% 9/1/26	930,000	927,850
DDR
7.50% 4/1/17	1,640,000	1,688,293
7.875% 9/1/20	415,000	498,845
Digital Realty Trust 3.40% 10/1/20	2,100,000	2,190,529
Education Realty Operating Partnership 4.60% 12/1/24	950,000	991,843
Equinix 5.375% 4/1/23	1,203,000	1,267,661
GEO Group
5.125% 4/1/23	285,000	243,675
5.875% 10/15/24	285,000	246,525
6.00% 4/15/26	35,000	29,925
Goodman Funding 144A 6.375% 11/12/20 #	5,300,000	6,151,752
HCP 5.375% 2/1/21	2,300,000	2,578,962
Hospitality Properties Trust 4.50% 3/15/25	870,000	888,983
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,288,125
4.50% 2/1/26	45,000	47,462
Kite Realty Group 4.00% 10/1/26	330,000	333,298
MGM Growth Properties Operating Partnership 144A 4.50% 9/1/26 #	755,000	758,775
PLA Administradora Industrial 144A 5.25% 11/10/22 #	670,000	685,075
Prologis 4.00% 1/15/18	300,000	307,698
Sovran Acquisition 3.50% 7/1/26	695,000	710,694

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Trust F/1401 144A 5.25% 1/30/26 #	745,000	$775,917
UDR
2.95% 9/1/26	525,000	522,220
4.00% 10/1/25	290,000	313,269
Ventas Realty 1.25% 4/17/17	1,000,000	999,705
WEA Finance 144A 3.25% 10/5/20 #	1,800,000	1,877,094
Welltower 2.25% 3/15/18	400,000	403,658
WP Carey 4.60% 4/1/24	695,000	727,374

		36,920,174

Technology – 1.20%
Activision Blizzard 144A 3.40% 9/15/26 #	1,250,000	1,257,934
Apple
1.088% 5/6/19 ●	840,000	843,384
3.85% 8/4/46	1,050,000	1,076,747
CDK Global 4.50% 10/15/24	700,000	700,664
Cisco Systems
1.342% 3/1/19 ●	650,000	654,501
1.85% 9/20/21	950,000	956,368
2.20% 9/20/23	950,000	958,460
Diamond 1 Finance
144A 4.42% 6/15/21 #	300,000	313,862
144A 6.02% 6/15/26 #	2,240,000	2,460,192
Fidelity National Information Services
3.00% 8/15/26	770,000	764,053
5.00% 10/15/25	1,410,000	1,610,816
First Data
144A 5.75% 1/15/24 #	1,380,000	1,423,125
144A 7.00% 12/1/23 #	868,000	920,080
Hewlett Packard Enterprise
144A 2.45% 10/5/17 #	300,000	302,478
144A 2.85% 10/5/18 #	150,000	152,907
Intel 2.45% 7/29/20	200,000	207,058
International Business Machines
1.368% 11/6/21 ●	690,000	691,042
1.625% 5/15/20	440,000	444,739
Microsoft
2.40% 8/8/26	1,240,000	1,242,637
3.45% 8/8/36	1,080,000	1,102,497
NXP 144A 4.625% 6/1/23 #	775,000	849,594
Oracle
1.171% 10/8/19 ●	940,000	948,229
4.00% 7/15/46	965,000	999,752

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology (continued)
Quintiles IMS 144A 5.00% 10/15/26 #	200,000	$208,500
Samsung Electronics America 144A 1.75% 4/10/17 #	745,000	746,766
Symantec 4.20% 9/15/20	2,000,000	2,086,892
Tencent Holdings 144A 3.375% 5/2/19 #	690,000	715,216

		24,638,493

Transportation – 1.16%
Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27 #¿	556,941	577,854
American Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21 ¿	355,777	385,129
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ¿	429,294	448,612
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ¿	357,940	367,336
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ¿	239,205	253,856
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ¿	483,812	512,236
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 10/15/28 ¿	1,300,000	1,308,190
AP Moeller - Maersk 144A 2.875% 9/28/20 #@	200,000	203,805
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	780,000	889,200
Burlington Northern Santa Fe 4.70% 9/1/45	1,915,000	2,257,121
Continental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19 ¿	623,138	712,715
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22 ¿	263,701	312,156
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 #¿	1,465,171	1,534,674
ERAC USA Finance 144A 3.30% 12/1/26 #	1,655,000	1,706,184

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
Kansas City Southern 1.443% 10/28/16 ●	900,000	$899,995
Latam Airlines 2015-1 Pass Through Trust Class A 4.20% 11/15/27 ¿	483,639	475,176
Norfolk Southern 2.90% 6/15/26	1,180,000	1,212,714
Penske Truck Leasing
144A 3.30% 4/1/21 #	855,000	889,904
144A 3.375% 2/1/22 #	1,570,000	1,634,607
144A 3.75% 5/11/17 #	200,000	202,759
UAL 2009-1 Pass Through Trust 10.40% 11/1/16 ¿	84,075	84,281
UAL 2009-2A Pass Through Trust 9.75% 1/15/17 ¿	333,245	341,389
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	329,955	354,289
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ¿	612,510	645,432
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ¿	555,000	568,237
United Parcel Service 5.125% 4/1/19	2,210,000	2,423,581
United Rentals North America
4.625% 7/15/23	195,000	200,606
5.50% 7/15/25	1,351,000	1,383,086
5.75% 11/15/24	27,000	28,147
5.875% 9/15/26	350,000	362,250
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ¿	557,384	608,246

		23,783,767

Utilities – 4.11%
AES 5.50% 4/15/25	1,940,000	2,007,900
AES Andres 144A 7.95% 5/11/26 #	500,000	534,375
AES Gener
144A 5.00% 7/14/25 #	550,000	572,296
144A 5.25% 8/15/21 #	265,000	281,702
144A 8.375% 12/18/73 #●	476,000	508,130
Ameren 3.65% 2/15/26	635,000	679,194
Ameren Illinois 9.75% 11/15/18	2,110,000	2,463,324

(continues	)	27

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
American Transmission Systems 144A 5.25% 1/15/22 #	2,445,000	$2,812,356
AmeriGas Partners 5.875% 8/20/26	460,000	488,750
Appalachian Power 4.45% 6/1/45	585,000	641,991
Berkshire Hathaway Energy 3.75% 11/15/23	1,235,000	1,350,263
Black Hills
3.15% 1/15/27	480,000	485,577
3.95% 1/15/26	310,000	332,595
Calpine 144A 5.25% 6/1/26 #	20,000	20,300
5.375% 1/15/23	438,000	438,547
5.50% 2/1/24	699,000	693,757
Cleveland Electric Illuminating 5.50% 8/15/24	515,000	614,442
CMS Energy 6.25% 2/1/20	1,080,000	1,231,602
ComEd Financing III 6.35% 3/15/33 @	680,000	717,845
Commonwealth Edison
3.65% 6/15/46	55,000	56,450
4.35% 11/15/45	965,000	1,106,963
Consumers Energy
3.25% 8/15/46	1,215,000	1,198,881
4.10% 11/15/45	275,000	311,411
Dominion Resources
2.00% 8/15/21	280,000	279,654
2.85% 8/15/26	240,000	239,224
3.90% 10/1/25	1,645,000	1,773,136
DTE Energy
2.85% 10/1/26	950,000	947,957
3.30% 6/15/22	855,000	905,935
Duke Energy
1.625% 8/15/17	1,000,000	1,003,196
1.80% 9/1/21	280,000	278,829
2.65% 9/1/26	205,000	201,595
4.80% 12/15/45	650,000	740,955
Duke Energy Carolinas 3.875% 3/15/46	545,000	577,323
E.ON International Finance 144A 5.80% 4/30/18 #	200,000	212,566
Electricite de France 144A 1.156% 1/20/17 #●	840,000	840,595
Emera 6.75% 6/15/76 ●	1,515,000	1,632,361
Emera US Finance 144A 4.75% 6/15/46 #	1,990,000	2,144,434

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Enel 144A 8.75% 9/24/73 #●	1,405,000	$1,645,606
Enel Finance International
144A 6.00% 10/7/39 #	550,000	667,356
144A 6.25% 9/15/17 #	900,000	939,890
Entergy
2.95% 9/1/26	195,000	195,726
4.00% 7/15/22	1,070,000	1,162,175
Entergy Arkansas 3.75% 2/15/21	200,000	215,131
Entergy Louisiana
4.05% 9/1/23	1,555,000	1,717,819
4.95% 1/15/45	235,000	250,459
Entergy Mississippi 2.85% 6/1/28	780,000	798,587
Exelon
2.45% 4/15/21	200,000	204,208
3.95% 6/15/25	1,330,000	1,437,149
FirstEnergy 2.75% 3/15/18	1,000,000	1,011,973
Fortis
144A 2.10% 10/4/21 #	325,000	324,192
144A 3.055% 10/4/26 #	2,010,000	2,005,753
Great Plains Energy 4.85% 6/1/21	545,000	597,131
Indiana Michigan Power 4.55% 3/15/46	465,000	525,559
IPALCO Enterprises 5.00% 5/1/18	165,000	172,837
ITC Holdings
3.25% 6/30/26	920,000	935,862
3.65% 6/15/24	70,000	73,733
Jersey Central Power & Light 7.35% 2/1/19	1,000,000	1,115,651
Kansas City Power & Light 3.65% 8/15/25	1,350,000	1,434,961
LG&E & KU Energy
3.75% 11/15/20	165,000	176,174
4.375% 10/1/21	1,555,000	1,716,187
Louisville Gas & Electric 4.375% 10/1/45	275,000	316,003
Majapahit Holding 7.75% 1/20/20	400,000	461,000
Massachusetts Electric 144A 4.004% 8/15/46 #	3,075,000	3,206,124
Metropolitan Edison 144A 4.00% 4/15/25 #	600,000	627,269
MidAmerican Energy 4.25% 5/1/46	1,525,000	1,744,030

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
National Rural Utilities Cooperative Finance
2.70% 2/15/23	1,330,000	$1,385,848
4.75% 4/30/43 ●	1,640,000	1,669,225
5.25% 4/20/46 ●	430,000	465,092
NextEra Energy Capital Holdings
2.40% 9/15/19	1,455,000	1,484,472
2.70% 9/15/19	450,000	461,224
3.625% 6/15/23	330,000	350,671
NV Energy 6.25% 11/15/20	935,000	1,098,280
Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	766,554
Pennsylvania Electric 5.20% 4/1/20	1,380,000	1,493,114
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	900,000	1,004,166
Public Service Co. of New Hampshire 3.50% 11/1/23	635,000	679,881
Public Service Co. of Oklahoma 5.15% 12/1/19	1,300,000	1,427,464
Puget Energy 6.50% 12/15/20	3,800,000	4,414,475
SCANA 4.125% 2/1/22	810,000	847,706
South Carolina Electric & Gas 4.10% 6/15/46	815,000	872,033
Southern
2.35% 7/1/21	635,000	647,840
2.75% 6/15/20	1,260,000	1,300,775
2.95% 7/1/23	500,000	517,374
3.25% 7/1/26	1,170,000	1,214,295
4.40% 7/1/46	1,080,000	1,170,249
Southwestern Electric Power 6.45% 1/15/19	690,000	760,429
Southwestern Public Service 3.40% 8/15/46	60,000	59,768
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	960,000	1,025,369
Wisconsin Electric Power 4.30% 12/15/45	555,000	640,412
Xcel Energy 3.30% 6/1/25	1,690,000	1,786,117

		84,547,789

Total Corporate Bonds (cost $903,324,218)		923,470,245

	Principal amount°	Value (U.S. $)

Municipal Bonds – 1.86%

American Municipal Power, Ohio (Combined Hydroelectric Projects)
Series B 8.084% 2/15/50	1,500,000	$2,491,575
Bay Area, California Toll Authority (Taxable Build America Bonds)
Series S1 6.918% 4/1/40	800,000	1,185,912
Series S1 7.043% 4/1/50	3,000,000	4,831,500
Series S3 6.907% 10/1/50	905,000	1,456,299
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	1,715,000	2,746,367
Series B 5.00% 9/1/26	495,000	642,822
Chicago, Illinois Transit Authority
(Pension Funding) Series A 6.899% 12/1/40	1,800,000	2,392,470
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,384,604
Clark County Department of Aviation, Nevada Airport Revenue (Build America Bonds)
Series C 6.82% 7/1/45	600,000	935,850
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	180,000	234,493
Series C 5.00% 10/1/25	455,000	586,541
Series D 5.00% 4/1/26	160,000	207,621
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	775,000	929,349
Los Angeles, California Community College District Revenue (Build America Bond) 6.60% 8/1/42	800,000	1,236,480
Municipal Electric Authority of Georgia Build America Bond (Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,800,000	2,419,884

(continues	)	29

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

New Jersey Transportation Trust Fund Authority (Build America Bond)
Series C 5.754% 12/15/28	1,590,000	$1,784,791
New Jersey Turnpike Authority (Build America Bonds)
Series A 7.102% 1/1/41	495,000	756,499
Series E 5.00% 1/1/45	765,000	904,911
Series F 7.414% 1/1/40	240,000	377,467
New York City Transitional Finance Authority Future Tax Secured Revenue (Build America Bond) 5.508% 8/1/37	700,000	923,545
New York City, New York
Series C 5.00% 8/1/26	355,000	457,623
Series C 5.00% 8/1/27	200,000	255,826
New York State Urban Development (Build America Bond) 5.77% 3/15/39	800,000	1,035,376
Oregon State Taxable Pension 5.892% 6/1/27	65,000	84,325
Pennsylvania Turnpike Commission
Series B-1 1.82% 12/1/21 ●	750,000	747,345
Port Authority of New York & New Jersey Consolidated Bonds (One Hundred Sixty-Fifth Series) 5.647% 11/1/40	3,300,000	4,377,681
South Carolina Public Service Authority
Series D 4.77% 12/1/45	290,000	331,563
Texas Water Development Board
Series A 5.00% 10/15/45	255,000	310,682
Texas Water Development Board 2016 (State Water Implementation)
Series B 5.00% 10/15/46	665,000	811,367
University of California
Series Y-1 1.027% 7/1/41 ●	500,000	500,105

Total Municipal Bonds (cost $34,248,918)		38,340,873

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities – 4.41%

ABFC Trust
Series 2006-HE1 A2D 0.745% 1/25/37 ●	436,844	$285,667
Accredited Mortgage Loan Trust
Series 2006-2 A4 0.785% 9/25/36 ●	3,500,000	3,069,803
Series 2007-1 A3 0.655% 2/25/37 ●	1,780,903	1,716,216
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	256,560	263,764
American Express Credit Account Master Trust
Series 2013-1 A 0.944% 2/16/21 ●	500,000	501,734
Series 2013-2 A 0.944% 5/17/21 ●	530,000	531,658
Series 2014-1 A 0.894% 12/15/21 ●	1,000,000	1,003,889
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.764% 5/15/20 ●	205,000	205,160
Ameriquest Mortgage Securities Asset-Backed Pass Through Certificates
Series 2005-R5 M2 0.985% 7/25/35 ¿●	1,400,000	1,363,762
Series 2005-R7 M2 1.025% 9/25/35 ¿●	2,000,000	1,861,599
Argent Securities Asset-Backed Pass Through Certificates
Series 2003-W9 M1 1.559% 1/25/34 ¿●	310,840	290,855
Argent Securities Trust
Series 2006-M1 A2C 0.675% 7/25/36 ●	1,396,698	594,702
Series 2006-M1 A2D 0.765% 7/25/36 ●	1,396,698	613,318
Series 2006-W4 A2C 0.685% 5/25/36 ●	723,651	255,559
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	700,000	699,823
Series 2014-1A A 144A 2.46% 7/20/20 #	665,000	671,744

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Bank of America Credit Card Trust
Series 2014-A2 A 0.794% 9/16/19 ●	1,000,000	$1,000,800
Series 2014-A3 A 0.814% 1/15/20 ●	1,170,000	1,171,296
Series 2015-A1 A 0.854% 6/15/20 ●	205,000	205,368
Bear Stearns Asset-Backed Securities I Trust
Series 2005-FR1 M2 1.195% 6/25/35 ●	2,000,000	1,783,562
Series 2007-HE2 1A2 0.695% 3/25/37 ●	423,526	448,744
Bear Stearns Asset-Backed Securities Trust
Series 2007-SD1 22A1 2.198% 10/25/36 ●	230,645	166,125
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	36,574	36,611
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.574% 11/15/19 ●	500,000	500,000
Series 2007-A5 A5 0.564% 7/15/20 ●	100,000	99,910
Centex Home Equity Loan Trust
Series 2002-A AF6 5.54% 1/25/32	1,977	1,972
Chase Issuance Trust
Series 2013-A6 A6 0.944% 7/15/20 ●	500,000	501,914
Series 2013-A9 A 0.944% 11/16/20 ●	400,000	401,653
Series 2014-A5 A5 0.894% 4/15/21 ●	500,000	501,440
Series 2016-A3 A3 1.074% 6/15/23 ●	500,000	500,754
Chesapeake Funding
Series 2014-1A A 144A 0.939% 3/7/26 #●	556,524	555,256
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.805% 5/26/20 ●	200,000	200,321
Series 2013-A4 A4 0.945% 7/24/20 ●	500,000	501,947

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Citibank Credit Card Issuance Trust
Series 2013-A7 A7 0.948% 9/10/20 ●	500,000	$502,299
Series 2014-A9 A9 0.796% 11/23/18 ●	610,000	610,119
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.904% 11/25/36 f	900,000	924,942
Citigroup Mortgage Loan Trust
Series 2007-FS1 1A1 144A 4.595% 10/25/37 #f	2,547,897	2,384,288
CNH Equipment Trust
Series 2016-B A2B 0.924% 10/15/19 ●	195,000	195,235
Countrywide Asset-Backed Certificates
Series 2004-3 2A 0.925% 8/25/34 ●	59,986	55,473
Series 2005-AB2 2A3 1.295% 11/25/35 ●	250,844	249,202
Series 2006-1 AF6 4.872% 7/25/36 ●	664,780	647,435
Series 2006-26 2A4 0.745% 6/25/37 ●	2,000,000	1,641,156
Series 2007-6 2A4 0.835% 9/25/37 ●	1,000,000	506,413
CWABS Asset-Backed Certificates Trust
Series 2005-7 MV3 1.105% 11/25/35 ●	400,000	391,799
Series 2006-11 1AF6 4.679% 9/25/46 ●	406,536	667,692
Series 2006-17 2A2 0.675% 3/25/47 ●	2,493,435	2,317,449
Discover Card Execution Note Trust
Series 2013-A1 A1 0.824% 8/17/20 ●	450,000	450,951
Series 2013-A6 A6 0.974% 4/15/21 ●	300,000	301,355
Series 2014-A1 A1 0.954% 7/15/21 ●	1,940,000	1,948,034
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	1,080,000	1,089,288

(continues	)	31

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.924% 2/15/19 ●	750,000	$750,578
Series 2014-4 A2 0.874% 8/15/19 ●	1,240,000	1,239,311
Golden Credit Card Trust
Series 2014-2A A 144A 0.974% 3/15/21 #●	420,000	419,835
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	100,021
GSAMP Trust
Series 2006-FM3 A2D 0.755% 11/25/36 ●	1,202,654	716,596
Series 2007-SEA1 A 144A 0.825% 12/25/36 #@●	1,127,610	1,044,890
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	1,036,800	961,848
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A 2A3 0.765% 4/25/37 ●	1,820,999	1,142,681
HSI Asset Securitization Trust
Series 2006-HE1 2A1 0.575% 10/25/36 ●	35,302	18,797
JPMorgan Mortgage Acquisition Trust
Series 2006-CW2 AV5 0.765% 8/25/36 ●	500,000	417,752
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 0.825% 2/25/36 ●	4,170,933	2,897,666
Series 2006-7 1A 0.68% 8/25/36 ●	4,329,534	2,360,691
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.104% 5/15/20 #●	915,000	917,841
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 M2 0.815% 8/25/36 ●	2,000,000	1,947,091
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 0.675% 11/25/36 ●	6,171,694	3,703,424
Series 2007-HE5 A2D 0.865% 3/25/37 ●	4,057,202	2,188,509

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.146% 9/27/21 #=●	525,000	$525,000
New Century Home Equity Loan Trust
Series 2005-1 M2 1.245% 3/25/35 ●	409,066	349,243
Nissan Auto Receivables Owner Trust
Series 2016-B A1 0.63% 5/15/17	2,154,996	2,154,996
Option One Mortgage Loan Trust
Series 2005-1 M1 1.305% 2/25/35 ●	2,155,252	1,735,181
Series 2007-4 2A4 0.835% 4/25/37 ●	7,641,344	4,806,747
Penarth Master Issuer
Series 2015-2A A1 144A 0.931% 5/18/19 #●	4,400,000	4,398,416
PFS Financing
Series 2015-AA A 144A 1.144% 4/15/20 #●	250,000	248,060
RAAC Trust
Series 2005-SP2 2A 0.825% 6/25/44 ●	653,753	540,809
RAMP Trust
Series 2006-RZ5 A2 0.705% 8/25/46 ●	341,995	334,308
Series 2007-RZ1 A2 0.685% 2/25/37 ●	788,316	750,806
Rise
Series 2014-1 A 4.75% 2/15/39 @●	2,515,625	2,485,438
Soundview Home Loan Trust
Series 2006-OPT2 A3 0.705% 5/25/36 ●	2,302,832	2,202,692
Series 2006-WF2 A1 0.655% 12/25/36 ●	692,730	670,576
SpringCastle America Funding
Series 2016-AA A 144A 3.05% 4/25/29 #	4,500,000	4,522,500
Structured Asset Investment Loan Trust
Series 2003-BC2 M1 1.905% 4/25/33 ●	18,264	15,461
Structured Asset Securities Corp Mortgage Loan Trust
Series 2006-BC1 A6 0.795% 3/25/36 ●	1,800,000	1,365,457

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Trade MAPS 1
Series 2013-1A A 144A 1.218% 12/10/18 #●	500,000	$499,184
VOLT XLI
Series 2016-NPL1 A1 144A 4.25% 2/26/46 #f	1,926,334	1,943,801
VOLT XLII
Series 2016-NPL2 A1 144A 4.25% 3/26/46 #f	1,961,766	1,986,005
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-2 A 0.982% 10/20/19 ●	1,000,000	1,000,536

Total Non-Agency Asset-Backed Securities (cost $88,170,263)		90,752,803

Non-Agency Collateralized Mortgage Obligations – 2.38%

Alternative Loan Trust
Series 2004-J1 1A1 6.00% 2/25/34	2,186	2,209
Alternative Loan Trust Resecuritization
Series 2008-2R 3A1 6.00% 8/25/37	1,635,363	1,330,128
ARM Trust
Series 2004-5 3A1 2.901% 4/25/35 ●	816,867	813,198
Series 2005-10 3A31 2.909% 1/25/36 ●	397,716	348,472
Series 2006-2 1A4 3.254% 5/25/36 ●	1,327,502	1,186,652
Banc of America Funding Trust
Series 2005-E 7A1 2.123% 6/20/35 ●	298,792	198,974
Series 2006-I 1A1 2.839% 12/20/36 ●	494,154	496,257
Banc of America Mortgage Trust
Series 2003-D 2A1 3.374% 5/25/33 ●	439,740	441,988
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	54,908	52,929
Bear Stearns ALT-A Trust
Series 2005-8 21A1 2.987% 10/25/35 ●	2,210,116	1,988,443
Bear Stearns ARM Trust
Series 2003-5 2A1 3.019% 8/25/33 ●	80,156	79,834

	Principal amount°		Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Bear Stearns ARM Trust
Series 2005-2 A2 3.128% 3/25/35 ●		143,543	$144,642
Series 2005-5 A1 2.58% 8/25/35 ●		1,476,293	1,482,972
Chase Mortgage Finance Trust
Series 2005-A1 3A1 2.677% 12/25/35 ●		177,133	163,083
CHL Mortgage Pass Through Trust
Series 2007-4 1A1 6.00% 5/25/37 ¿		1,561,988	1,319,391
Claris ABS
Series 2011-1 A 0.208% 10/31/60 ●	EUR	3,772,453	4,233,598
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #		1,905,247	1,741,734
Series 2007-1 5A14 6.00% 2/25/37		348,612	297,149
Series 2007-3 4A6 0.775% 4/25/37 ●		325,440	266,121
Series 2007-3 4A12 6.225% 4/25/37 @S●		325,440	46,691
Series 2007-3 4A15 5.50% 4/25/37		144,506	137,138
Deutsche Mortgage Securities Re-REMIC Trust Certificates
Series 2005-WF1 1A3 144A 3.056% 6/26/35 #●		169,067	167,783
Eurosail-UK
Series 2007-4X A2A 0.679% 6/13/45 ●	GBP	69,395	89,802
First Horizon Mortgage Pass Through Trust
Series 2005-AR2 2A1 3.035% 6/25/35 ¿●		136,304	129,447
GSR Mortgage Loan Trust
Series 2007-AR1 2A1 2.993% 3/25/47 ●		1,366,999	1,128,332
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 3.059% 10/25/36 ●		812,675	714,966
Series 2006-A7 2A2 2.932% 1/25/37 ●		161,077	143,775
Series 2007-A1 6A1 2.944% 7/25/35 ●		273,221	270,279
Series 2014-2 B1 144A 3.433% 6/25/29 #●		83,270	82,936
Series 2014-2 B2 144A 3.433% 6/25/29 #●		83,270	80,801

(continues	)	33

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2015-1 B1 144A 2.66% 12/25/44 #●		656,518	$649,294
Series 2015-4 B1 144A 3.631% 6/25/45 #●		496,945	483,846
Series 2015-4 B2 144A 3.631% 6/25/45 #●		355,657	339,375
Series 2015-5 B2 144A 2.892% 5/25/45 #●		541,433	508,318
Series 2015-6 B1 144A 3.642% 10/25/45 #●		361,214	365,670
Series 2015-6 B2 144A 3.642% 10/25/45 #●		351,452	349,274
Lehman Mortgage Trust
Series 2007-10 2A2 6.50% 1/25/38		2,236,430	1,693,414
Ludgate Funding
Series 2006-1X A2A 0.575% 12/1/60 ●	GBP	1,921,963	2,284,763
Series 2008-W1X A1 1.123% 1/1/61 ●	GBP	881,811	1,059,818
Mansard Mortgages Parent
Series 2007-1X A2 0.708% 4/15/47 ●	GBP	917,846	1,088,450
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		3,774	4,019
Series 2004-5 6A1 7.00% 6/25/34		54,675	57,352
MASTR ARM Trust
Series 2004-4 4A1 2.922% 5/25/34 ●		122,908	119,654
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33		37,710	37,443
Merrill Lynch Mortgage Investors Trust
Series 2004-A1 2A2 2.806% 2/25/34 ●		7,938	7,974
Opteum Mortgage Acceptance Trust
Series 2006-1 2A1 5.75% 4/25/36 ●		916,576	922,987
RALI Trust
Series 2004-QS2 CB 5.75% 2/25/34		34,772	35,778
Reperforming Loan REMIC Trust
Series 2006-R1 AF1 144A 0.865% 1/25/36 #●		1,877,715	1,640,391

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

RFMSI Trust
Series 2004-S9 1A23 5.50% 12/25/34	2,453,832	$2,454,861
Series 2004-S9 2A1 4.75% 12/25/19	83,682	83,992
Sequoia Mortgage Trust
Series 2004-5 A3 1.491% 6/20/34 ●	285,976	265,981
Series 2007-1 4A1 3.702% 9/20/46 ●	878,916	708,853
Series 2013-11 B1 144A 3.665% 9/25/43 #●	396,366	402,453
Series 2015-1 B2 144A 3.879% 1/25/45 #●	380,127	379,559
Structured ARM Loan Trust
Series 2005-22 1A4 2.986% 12/25/35 ●	1,816,737	1,477,808
Series 2006-1 7A4 2.886% 2/25/36 ●	820,529	659,915
Structured Asset Mortgage Investments II Trust
Series 2005-AR5 A2 0.781% 7/19/35 ●	576,815	559,015
Structured Asset Securities Trust
Series 2005-6 4A1 5.00% 5/25/35	36,358	36,785
Thrones
Series 2013-1 A 2.023% 7/20/44 ●	GBP 1,673,411	2,179,698
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR13 A1A1 0.815% 10/25/45 ¿●	4,271,668	4,037,365
Series 2005-AR16 1A3 2.599% 12/25/35 ¿●	698,251	652,865
Series 2007-HY1 3A3 4.172% 2/25/37 ¿●	354,422	328,198
Series 2007-HY7 4A1 4.338% 7/25/37 ¿●	754,367	679,146
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ¿	39,198	18,247
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16 2A1 2.853% 2/25/34 ●	171,898	174,483
Series 2006-2 3A1 5.75% 3/25/36	94,945	96,021

	Principal amount°	Value (U.S. $)

Non-Agency Collateralized Mortgage Obligations (continued)

Wells Fargo Mortgage-Backed Securities Trust
Series 2006-3 A11 5.50% 3/25/36	112,335	$114,067
Series 2006-6 1A3 5.75% 5/25/36	60,003	59,935
Series 2006-AR5 2A1 3.158% 4/25/36 ●	65,175	61,036
Series 2006-AR11 A6 3.037% 8/25/36 ●	910,920	858,011
Series 2006-AR17 A1 3.003% 10/25/36 ●	560,925	531,279
Series 2007-10 1A36 6.00% 7/25/37	358,885	357,008
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.911% 3/20/45 #●	538,480	555,892

Total Non-Agency Collateralized Mortgage Obligations (cost $51,919,548)		48,960,017

Non-Agency Commercial Mortgage-Backed Securities – 3.92%

BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF A 144A 1.744% 1/15/28 #●	900,000	900,796
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.005% 2/10/51 ●	505,000	520,698
Banc of America Re-REMIC
Series BALL 2009-UB2 A4AA 144A 5.815% 2/24/51 #●	1,498,588	1,508,063
BBCMS Trust
Series 2015-RRI A 144A 1.674% 5/15/32 #●	4,877,359	4,877,309
Series 2015-STP A 144A 3.323% 9/10/28 #	4,500,000	4,643,973
Citigroup Commercial Mortgage Trust 2.941% 10/10/49	760,000	782,773
Series 2014-GC25 A4 3.635% 10/10/47	1,100,000	1,192,223
Series 2015-GC27 A5 3.137% 2/10/48	3,085,000	3,231,977

	Principal amount°		Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47		470,000	$514,816
Series 2014-CR20 AM 3.938% 11/10/47		2,225,000	2,412,842
Series 2015-CR23 A4 3.497% 5/10/48		1,110,000	1,191,137
CSMC
Series 2010-UD1 A 144A 5.921% 12/16/49 #●		1,473,840	1,483,881
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49		805,000	856,176
Series 2016-C3 A5 2.89% 9/10/49		945,000	974,348
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #		2,050,000	2,266,497
Series 2011-LC1A C 144A 5.884% 11/10/46 #●		815,000	926,147
German Residential Funding
Series 2013-2 A 0.702% 11/27/24 ●	EUR	2,585,629	2,931,881
GMACM Mortgage Loan Trust
Series 2006-J1 A1 5.75% 4/25/36		71,328	66,418
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #		2,200,000	2,342,450
GS Mortgage Securities Corp Trust 2016-RENT Series 144A 3.203% 2/10/29 #		2,300,000	2,404,302
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●		375,000	409,331
Series 2014-GC24 A5 3.931% 9/10/47		1,800,000	1,988,028
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #		5,040,000	5,039,109
Series 2013-HLT BFX 144A 3.367% 11/5/30 #		2,545,000	2,544,550
Hyatt Hotel Portfolio Trust
Series 2015-HYT A 144A 1.781% 11/15/29 #●		900,000	900,706
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48		570,000	624,611

(continues	)	35

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	$1,725,724
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.678% 8/12/37 ●	230,000	246,833
Series 2005-LDP5 D 5.735% 12/15/44 ●	420,000	418,795
Series 2007-LDPX A3 5.42% 1/15/49	534,762	538,743
Series 2011-C5 C 144A 5.562% 8/15/46 #●	410,000	450,993
Series 2016-ATRM A 144A 2.962% 10/5/28 #	2,700,000	2,734,893
Series 2016-JP2 A4 2.822% 8/15/49	1,000,000	1,024,869
Series 2016-JP3 B 3.397% 8/15/49 ●	300,000	307,533
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	19,004	19,000
Series 2006-C6 AJ 5.452% 9/15/39 ●	920,000	855,554
Series 2006-C6 AM 5.413% 9/15/39	270	270
ML-CFC Commercial Mortgage Trust
Series 2007-7 A4 5.81% 6/12/50 ●	861,558	875,962
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	795,000	873,485
Series 2015-C23 A4 3.719% 7/15/50	1,275,000	1,399,370
Series 2015-C26 A5 3.531% 10/15/48	4,000,000	4,340,123
Series 2015-C27 ASB 3.557% 12/15/47	2,200,000	2,375,764
Series 2016-C29 A4 3.325% 5/15/49	795,000	845,727
Morgan Stanley Capital I Trust
Series 2014-CPT 144A 3.516% 7/13/29 #@●	2,200,000	2,323,851
Series 2015-XLF1 A 144A 1.678% 8/14/31 #●	1,648,922	1,639,942

	Principal amount°		Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Re-REMIC Trust
Series 2009-GG10 A4A 144A 5.988% 8/12/45 #●		3,844,503	$3,886,099
RFTI
Series 2015-FL1 A 144A 2.274% 8/15/30 #●		2,200,000	2,195,629
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31 A5FL 144A 0.74% 4/15/47 #●		400,000	396,038
Series 2007-C32 A4FL 144A 0.705% 6/15/49 #●		700,000	692,188
Wells Fargo Commercial Mortgage Trust 2.652% 8/15/49		1,220,000	1,239,773
Series 2012-LC5 A3 2.918% 10/15/45		615,000	645,071
Series 2014-LC18 A5 3.405% 12/15/47		275,000	292,806
Series 2015-NXS3 A4 3.617% 9/15/57		740,000	799,394

Total Non-Agency Commercial Mortgage-Backed Securities (cost $79,981,121)			80,679,471

Regional Bonds – 0.63%Δ

Argentina – 0.06%
City of Buenos Aires Argentina 144A 7.50% 6/1/27 #		1,105,000	1,206,107

			1,206,107

Australia – 0.05%
New South Wales Treasury 4.00% 5/20/26	AUD	404,900	359,215
Queensland Treasury
144A 3.25% 7/21/26 #	AUD	446,000	366,610
144A 3.25% 7/21/28 #	AUD	495,000	404,941

			1,130,766

Canada – 0.17%
Province of British Columbia 2.25% 6/2/26		1,495,000	1,526,697
Province of Manitoba 2.125% 6/22/26		1,255,000	1,258,877
Province of Ontario 3.45% 6/2/45	CAD	551,000	489,308

	Principal amount°		Value (U.S. $)

Regional BondsΔ (continued)

Canada (continued)
Province of Quebec 6.00% 10/1/29	CAD	155,000	$168,047

			3,442,929

Germany – 0.10%
State of North Rhine-Westphalia 1.079% 5/3/17 ●		2,000,000	2,002,960

			2,002,960

Japan – 0.08%
Japan Finance Organization For Municipalities 144A 2.125% 4/13/21 #		1,646,000	1,663,291

			1,663,291

Spain – 0.17%
Autonomous Community of Catalonia
4.90% 9/15/21	EUR	1,800,000	2,111,707
4.95% 2/11/20	EUR	1,100,000	1,318,283

			3,429,990

Total Regional Bonds (cost $12,804,246)			12,876,043

Senior Secured Loans – 5.34%«

Accudyne Industries Borrower 1st Lien 4.00% 12/13/19		944,521	885,489
Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22		2,471,116	2,456,908
Albertsons Tranche Tranche B4 1st Lien 4.50% 8/22/21		1,293,694	1,303,073
Allied Universal Holdco Tranche 1st Lien 5.50% 7/28/22		1,355,960	1,361,470
Amaya Holdings 1st Lien 5.00% 8/1/21		1,414,888	1,415,331
American Airlines Tranche B1 1st Lien 3.50% 5/23/19		1,241,751	1,245,438
AMF Bowling Centers Tranche 1st Lien 6.00% 8/17/23		1,070,000	1,069,331
Applied Systems 1st Lien 4.00% 1/23/21		245,309	246,102
Applied Systems 2nd Lien 7.50% 1/23/22 @		1,450,501	1,461,682
Ardagh Group USA Delayed Draw Tranche B 1st Lien 4.00% 12/17/19		518,944	521,052
ATI Holdings Acquisition 1st Lien 5.50% 5/10/23		648,375	652,967

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Avago Technologies Cayman Finance Tranche B3 1st Lien 3.524% 2/1/23	3,673,696	$3,721,915
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	980,308	986,190
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	221,546	222,100
Blue Ribbon 1st Lien 5.00% 11/13/21	1,219,262	1,227,645
Boyd Gaming Tranche B2 1st Lien 3.525% 8/17/23	410,000	413,280
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	2,879,093	2,898,288
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	460,364	463,193
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21	776,265	768,502
Calpine Tranche B 1st Lien 4.00% 1/15/23	198,500	199,790
Change Healthcare Holdings 1st Lien 3.75% 11/2/18	502,453	503,772
Charter Communications Operating Tranche H 1st Lien 3.25% 8/24/21	166,165	166,970
Charter Communications Operating Tranche I 1st Lien 3.50% 1/24/23	497,500	501,266
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	461,876	465,436
ColourOZ Investment 2 1st Lien 4.50% 9/7/21	441,513	439,857
CommScope Tranche B 1st Lien 3.75% 12/29/22	595,980	601,005
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	315,380	316,839
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18	273,234	272,072
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	400,208	393,037
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	649,818	639,177
CSC Holdings 1st Lien 5.00% 10/9/22	653,363	655,813
DaVita Healthcare Partners Tranche B 1st Lien 3.50% 6/24/21	738,013	743,317

(continues	)	37

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Dell International 4.00% 9/7/23	1,385,000	$1,394,594
Dynegy Finance IV Tranche 1st Lien 5.00% 6/27/23	760,000	765,858
ESH Hospitality Tranche 1st Lien 3.75% 8/30/23	335,000	337,841
ExamWorks Group 4.75% 7/27/23	945,000	952,235
FCA US Tranche B 1st Lien 3.25% 12/31/18	258,695	259,295
First Data Tranche B 1st Lien
4.275% 7/10/22	918,000	924,566
4.525% 3/24/21	2,448,563	2,466,232
First Eagle Holdings Tranche B 1st Lien 4.838% 12/1/22	952,800	951,609
Flint Group 2nd Lien 8.25% 9/7/22 @	235,000	225,013
Flint Group Tranche C 1st Lien 4.50% 9/7/21	72,987	72,987
Flying Fortress Tranche B 1st Lien 3.588% 4/30/20	1,151,000	1,158,913
FMG Resources August 2006 1st Lien 3.75% 6/30/19	914,406	914,549
Frank Russell 6.75% 6/1/23	2,085,773	2,074,040
Gardner Denver 1st Lien 4.25% 7/30/20	1,594,544	1,548,302
Gates Global 1st Lien 4.25% 7/6/21	1,205,069	1,189,037
Green Energy Partners/ Stonewall Tranche B 1st Lien 6.50% 11/13/21	591,000	577,703
HCA Tranche B6 1st Lien 3.774% 3/17/23	229,845	232,772
HCA Tranche B7 1st Lien 3.588% 2/9/24	360,000	363,343
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	266,135	267,632
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23	2,720,631	2,743,949
Houghton International 1st Lien 4.25% 12/20/19	110,688	110,411
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	95,303	95,877
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/29/22	832,325	816,719
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	428,402	424,453

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Immucor Tranche B2 1st Lien 5.00% 8/17/18	1,036,030	$1,010,938
Ineos US Finance Tranche B 1st Lien
3.75% 12/15/20	972,816	976,464
4.25% 3/31/22	261,023	262,305
inVentiv Health Tranche B 1st Lien 4.75% 9/29/23	945,000	946,919
JC Penney Tranche B 1st Lien 5.25% 6/23/23	1,378,913	1,387,876
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	1,170,932	1,187,911
KIK Custom Products 1st Lien 6.00% 8/26/22 @	1,573,033	1,575,655
Kinetic Concepts Tranche F1 1st Lien 5.00% 11/4/20	664,612	671,189
KRATON Polymers Tranche B 1st Lien 6.00% 1/6/22	980,000	988,346
Landry’s Tranche B 1st Lien
4.00% 4/24/18	465,976	467,141
4.00% 9/22/23	305,000	306,906
Las Vegas Sands Tranche B 3.25% 12/19/20	198,469	199,798
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	655,000	659,503
LTS Buyer 1st Lien 4.088% 4/13/20	10,643	10,661
LTS Buyer 2nd Lien 8.00% 4/1/21	627,238	629,982
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.00% 4/25/23	1,149,225	1,160,717
Micron Technology Tranche B 1st Lien 6.53% 4/26/22	259,350	262,684
Mohegan Tribal Gaming Authority Tranche B 5.50% 6/15/18	2,035,241	2,034,923
MPH Acquisition Holdings 5.00% 6/7/23	1,057,233	1,071,770
NBTY Tranche B 1st Lien 5.00% 5/5/23	1,722,683	1,732,014
Neiman Marcus Group 1st Lien 4.25% 10/25/20	269,309	249,640
ON Semiconductor Tranche B 1st Lien 5.25% 3/31/23	845,000	851,103
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	315,000	299,775
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	1,124,155	1,104,483

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Petco Animal Supplies 5.00% 1/26/23	1,278,575	$1,292,072
PQ 1st Lien 5.75% 11/4/22	1,847,370	1,862,380
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	978,750	996,368
Prime Security Services Borrower Tranche B 1st Lien
4.75% 7/1/21	494,540	500,165
4.75% 5/2/22	1,086,278	1,098,498
Prospect Medical Holdings Tranche B 1st Lien 7.00% 6/30/22	1,085,000	1,076,184
Republic of Angola (Unsecured) 7.175% 12/16/23 @=	1,734,375	1,500,234
Revlon Consumer Products Tranche B 1st Lien 4.25% 7/22/23	405,000	406,591
Reynolds Group Holdings 1st Lien
4.25% 1/21/23	1,605,236	1,612,076
4.25% 2/5/23	165,000	165,703
Rite Aid 2nd Lien 5.75% 8/21/20	365,500	367,042
Sable International Finance Tranche B1 1st Lien 5.588% 12/31/22	1,150,000	1,162,219
Sable International Finance Tranche B2 1st Lien 5.83% 12/31/22	945,000	955,041
SAM Finance Tranche B 1st Lien 4.25% 12/17/20	632,415	633,798
Scientific Games International 1st Lien 6.00% 10/18/20	1,300,646	1,306,221
SFR Group Tranche 1st Lien 4.752% 1/31/23	259,348	261,861
SFR Group Tranche B 1st Lien 5.002% 1/15/24	1,685,775	1,702,107
Sinclair Television Group Tranche B1 1st Lien 3.50% 7/31/21	3,012,967	3,030,541
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	1,452,700	1,469,269
Spectrum Brands 1st Lien 5.25% 6/23/22	381,404	383,382
Standard Aviation Holdings 1st Lien 5.25% 7/7/22	755,347	758,967
Stardust Finance Holdings 10.50% 3/13/23	340,000	339,008

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	1,127,594	$1,125,127
Station Casinos Tranche B 1st Lien 3.75% 6/8/23	324,188	325,889
Summit Materials Tranche B 1st Lien 4.00% 7/17/22	543,125	545,756
SUPERVALU 1st Lien 5.50% 3/21/19	43,408	43,501
Telenet Financing USD Tranche B 1st Lien 4.357% 6/30/24	265,000	267,733
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	2,430,717	2,451,334
TransDigm Tranche E 1st Lien 3.75% 5/14/22	218,728	219,161
TransDigm Tranche F 1st Lien 3.75% 6/9/23	542,447	542,956
TransDigm Tranche F Delayed Draw 1st Lien 3.75% 6/9/23	488,202	488,660
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	543,125	547,986
Univar USA Tranche B 1st Lien 4.25% 7/1/22	175,230	175,522
Univision Communications 1st Lien 4.00% 3/1/20	911,861	914,283
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	1,438,085	1,441,680
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	1,474,162	1,476,466
Valeant Pharmaceuticals International 1st Lien 5.25% 12/11/19	1,334,803	1,338,307
Valeant Pharmaceuticals International Tranche A3 1st Lien 4.28% 10/20/18	443,506	443,616
Western Digital Tranche B 1st Lien 4.50% 4/29/23	817,950	827,919
WideOpenWest Finance Tranche B 1st Lien 4.50% 8/19/23	1,247,805	1,244,003
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	707,086	709,959
WireCo WorldGroup 1st Lien 6.50% 7/22/23	680,000	683,400
WireCo Worldgroup 2nd Lien 10.00% 7/11/24 @	405,000	407,025

(continues	)	39

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (U.S. $)

Senior Secured Loans« (continued)

Zekelman Industries 6.00% 6/14/21		683,288	$694,391

Total Senior Secured Loans (cost $108,633,536)			109,929,341

Sovereign Bonds – 2.25%Δ

Argentina – 0.04%
Argentine Republic Government International Bond 144A 7.125% 7/6/36 #		855,000	907,583

			907,583

Australia – 0.02%
Australia Government Bond 3.75% 4/21/37	AUD	352,000	321,998

			321,998

Brazil – 0.21%
Banco Nacional de Desenvol-vimento Economico e Social
144A 6.369% 6/16/18 #		1,500,000	1,582,500
144A 6.50% 6/10/19 #		2,500,000	2,706,250

			4,288,750

Canada – 0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	171,000	166,300

			166,300

Colombia – 0.03%
Colombia Government International Bond
4.50% 1/28/26		400,000	442,500
5.00% 6/15/45		200,000	217,500

			660,000

Croatia – 0.04%
Croatia Government International Bond 144A 6.375% 3/24/21 #		655,000	737,982

			737,982

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Cyprus – 0.07%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	$1,407,737

			1,407,737

Dominican Republic – 0.08%
Dominican Republic International Bond 144A 6.875% 1/29/26 #		1,345,000	1,560,200

			1,560,200

Ecuador – 0.06%
Ecuador Government International Bond 144A 10.75% 3/28/22 #		1,300,000	1,329,250

			1,329,250

Germany – 0.02%
FMS Wertmanagement AoeR 1.375% 6/8/21		465,000	464,952

			464,952

Guatemala – 0.03%
Guatemala Government Bond 144A 4.50% 5/3/26 #		655,000	685,294

			685,294

Hungary – 0.07%
Hungary Government International Bond 5.75% 11/22/23		1,160,000	1,368,379

			1,368,379

India – 0.07%
Export-Import Bank of India 144A 3.375% 8/5/26 #		1,500,000	1,524,915

			1,524,915

Indonesia – 0.07%
Indonesia Government International Bond 144A 5.125% 1/15/45 #		200,000	228,564
Indonesia Treasury Bond 9.00% 3/15/29	IDR	14,600,000,000	1,279,220

			1,507,784

Jamaica – 0.05%
Jamaica Government International Bond 8.00% 3/15/39		900,000	1,084,500

			1,084,500

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Mexico – 0.29%
Mexican Bonos
5.75% 3/5/26	MXN	72,182,400	$3,656,828
8.50% 5/31/29	MXN	19,697,000	1,216,386
Mexico Government International Bond
3.60% 1/30/25		200,000	207,750
4.35% 1/15/47		800,000	788,000

			5,868,964

Mongolia – 0.02%
Mongolia Government International Bond 144A 10.875% 4/6/21 #		430,000	462,255

			462,255

New Zealand – 0.00%
New Zealand Government Bond 4.50% 4/15/27	NZD	69,000	60,710

			60,710

Paraguay – 0.04%
Paraguay Government International Bond 144A 5.00% 4/15/26 #		800,000	868,000

			868,000

Peru – 0.06%
Peruvian Government International Bond 6.95% 8/12/31	PEN	3,855,000	1,241,847

			1,241,847

Poland – 0.12%
Poland Government Bond
2.50% 7/25/26	PLN	8,756,000	2,212,526
3.25% 7/25/25	PLN	1,087,000	293,432

			2,505,958

Portugal – 0.01%
Portugal Government International Bond 144A 5.125% 10/15/24 #		131,000	130,943

			130,943

Qatar – 0.05%
Qatar Government International Bond
144A 3.25% 6/2/26 #		745,000	759,073
144A 4.625% 6/2/46 #		315,000	345,153

			1,104,226

	Principal amount°		Value (U.S. $)

Sovereign BondsΔ (continued)

Republic of Korea – 0.28%
Export-Import Bank of Korea
4.375% 9/15/21		700,000	$785,786
5.00% 4/11/22		2,000,000	2,335,794
5.125% 6/29/20		1,500,000	1,684,533
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	1,094,487,607	1,018,843

			5,824,956

Senegal – 0.04%
Senegal Government International Bond 144A 6.25% 7/30/24 #		835,000	868,438

			868,438

Serbia – 0.03%
Republic of Serbia 144A 4.875% 2/25/20 #		665,000	696,534

			696,534

Singapore – 0.03%
Temasek Financial I 144A 2.375% 1/23/23 #		560,000	575,147

			575,147

South Africa – 0.16%
South Africa Government Bond 8.00% 1/31/30	ZAR	29,449,000	1,976,591
South Africa Government International Bond 5.875% 5/30/22		1,085,000	1,227,298

			3,203,889

Sri Lanka – 0.07%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		535,000	553,138
144A 6.125% 6/3/25 #		880,000	902,459

			1,455,597

Turkey – 0.05%
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #		910,000	933,205

			933,205

Ukraine – 0.05%
Ukraine Government International Bond 144A 7.75% 9/1/19 #		1,000,000	990,040

			990,040

(continues	)	41

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Sovereign BondsΔ (continued)

United Kingdom – 0.02%
United Kingdom Gilt
1.75% 9/7/22	GBP 100,000	$140,441
3.50% 1/22/45	GBP 138,800	262,619

		403,060

Uruguay – 0.06%
Uruguay Government International Bond 5.10% 6/18/50	1,115,000	1,159,600

		1,159,600

Total Sovereign Bonds (cost $45,529,755)		46,368,993

Supranational Banks – 0.61%

Asian Development Bank 0.50% 3/24/20	AUD 420,000	301,581
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR 9,200,000,000	718,034
9.25% 12/2/20	IDR10,980,000,000	927,528
Inter-American Development Bank
0.90% 10/15/20 ●	1,490,000	1,493,728
6.00% 9/5/17	INR 156,600,000	2,337,075
International Bank for Reconstruction & Development
0.601% 4/17/19 ●	440,000	439,047
0.994% 12/16/17 ●	585,000	585,946
2.50% 11/25/24	440,000	464,974
3.50% 1/22/21	NZD 4,774,000	3,607,303
3.75% 2/10/20	NZD 500,000	379,245
4.625% 10/6/21	NZD 380,000	302,852
International Finance
0.924% 1/9/19 ●	600,000	599,770
3.00% 5/6/21	NZD 305,000	225,779
3.625% 5/20/20	NZD 163,000	123,208

Total Supranational Banks (cost $12,142,878)		12,506,070

U.S. Treasury Obligations – 18.18%

U.S. Treasury Bonds
2.25% 8/15/46	700,000	687,340
2.50% 2/15/45	43,900,000	45,378,201
2.50% 2/15/46	6,400,000	6,617,248

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligations (continued)

U.S. Treasury Bonds
2.50% 5/15/46	10,186,000	$10,542,907
2.75% 8/15/42	900,000	981,088
2.75% 11/15/42	1,400,000	1,524,606
2.875% 5/15/43	2,200,000	2,450,336
2.875% 8/15/45 ¥	16,700,000	18,604,835
3.00% 5/15/42	7,300,000	8,325,278
3.00% 11/15/44	2,500,000	2,851,173
3.00% 5/15/45	14,400,000	16,421,904
3.125% 8/15/44 ¥	9,900,000	11,556,706
4.375% 5/15/40	100,000	139,779
U.S. Treasury Inflation Indexed Bonds
0.125% 4/15/18	1,145,144	1,157,925
0.125% 4/15/19	1,232,400	1,253,737
0.125% 4/15/20 ¥	12,125,798	12,366,010
0.125% 7/15/22	732,522	750,590
0.125% 7/15/24	36,079,888	36,637,286
0.125% 7/15/26	5,140,224	5,199,398
0.25% 1/15/25	10,058,499	10,251,240
0.375% 7/15/25	2,536,925	2,621,432
0.625% 1/15/26	13,601,635	14,312,810
1.75% 1/15/28	32,416,032	37,977,553
2.375% 1/15/25	23,082,013	27,523,938
2.375% 1/15/27	11,789,804	14,471,407
2.50% 1/15/29	12,923,401	16,423,742
3.875% 4/15/29	278,132	401,200
U.S. Treasury Notes
0.75% 4/30/18	3,000,000	3,000,702
0.75% 7/31/18 ¥	5,100,000	5,099,204
0.875% 3/31/18	4,500,000	4,509,667
1.125% 7/31/21	105,000	104,861
1.125% 8/31/21	13,800,000	13,787,608
1.50% 8/15/26	5,600,000	5,545,753
1.625% 5/15/26	10,930,000	10,946,646
2.00% 10/31/21 ¥	1,600,000	1,662,813
2.125% 9/30/21 ¥	20,900,000	21,840,500

Total U.S. Treasury Obligations (cost $364,518,869)		373,927,423

	Number of shares	Value (U.S. $)

Common Stock – 0.00%

Century Communications @=†	1,975,000	$0

Total Common Stock (cost $59,790)		0

Exchange-Traded Fund – 0.02%

iShares iBoxx $ High Yield Corporate Bond ETF	5,700	497,382

Total Exchange-Traded Fund (cost $477,728)		497,382

Convertible Preferred Stock – 0.10%

Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	203	247,831
Crown Castle International 4.50% exercise price $85.77, expiration date 11/1/16	3,100	350,362
DTE Energy 6.50% exercise price $116.31, expiration date 10/1/19	753	39,156
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	6,250	292,125
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49 @	305	442,244
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	3,927	306,581
Wells Fargo & Co. 7.50% exercise price $156.71, expiration date 12/31/49	366	478,948

Total Convertible Preferred Stock (cost $1,978,114)		2,157,247

Preferred Stock – 0.29%

General Electric 3.19% ●	2,448,000	2,606,386
Integrys Energy Group 6.00% ●	35,650	977,256
PNC Preferred Funding Trust II 144A 2.41% #●	2,000,000	1,915,000
USB Realty 144A 2.44% #●	500,000	450,000

Total Preferred Stock (cost $5,467,188)		5,948,642

	Number of shares	Value (U.S. $)

Options Purchased – 0.01%

Call Swaption – 0.00%
2 yr IRS pay a fixed rate 0.95% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (BNP)	5,000,000	$4,940

		4,940

Put Swaptions – 0.01%
5 yr IRS pay a fixed rate 1.30% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/30/16 (GSC)	900,000	2,486
5 yr IRS pay a fixed rate 1.40% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (GSC)	4,900,000	12,358
30 yr IRS pay a fixed rate 2.91% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/20/18 (MSC) @	4,400,000	94,542

		109,386

Total Options Purchased (premium paid $462,558)		114,326

	Principal amount°

Short-Term Investments – 1.07%

Discount Notes – 0.53%≠
Federal Home Loan Bank
0.245% 11/25/16	800,000	799,753
0.275% 10/12/16	604,250	604,223
0.28% 10/20/16	592,402	592,352
0.285% 11/10/16	266,986	266,927
0.30% 11/3/16	592,402	592,295
0.31% 11/1/16	7,756,106	7,754,796
0.31% 1/25/17	362,672	362,373

		10,972,719

U.S. Treasury Obligations – 0.54%≠
U.S. Treasury Bills 0.126% 10/6/16	3,336,212	3,336,188

(continues	)	43

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills 0.189% 11/3/16	7,756,106	$ 7,754,873
		11,091,061

Total Short-Term Investments (cost $22,062,172)		22,063,780

Total Value of Securities Before Options Written – 117.02% (cost $2,367,568,191)		$2,407,394,197

	Number of contracts

Options Written – 0.00%

Put Swaptions – 0.00%
2 yr IRS pay a fixed rate 1.35% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (BNP)	(12,400,000)	(3,695)
5 yr IRS pay a fixed rate 1.48% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/30/16 (GSC)	(1,800,000)	(1,625)
5 yr IRS pay a fixed rate 1.57% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (GSC)	(9,800,000)	(10,535)
5 yr IRS pay a fixed rate 2.80% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/20/18 (MSC)	(19,500,000)	(55,673)

Total Options Written (premium received $463,124)		(71,528)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was 397,574,579, which represents 19.33% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $19,152,396, which represents 0.93% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $2,224,218, which represents 0.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2016.
¥	Fully or partially pledged as collateral for future contracts, reverse repurchase agreements and swap contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreement, and swap contracts were outstanding at Sept. 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(13,323,000)	USD	10,010,835	10/4/16	$(185,161)
BAML	AUD	(2,965,421)	USD	2,273,440	10/28/16	5,370
BAML	CAD	(2,612,000)	USD	2,023,418	10/4/16	32,410
BAML	CAD	(1,815,258)	USD	1,373,707	10/28/16	(10,223)
BAML	EUR	(33,382,000)	USD	37,375,487	10/4/16	(131,047)
BAML	EUR	2,330,201	USD	(2,619,752)	10/28/16	1,399
BAML	GBP	(7,736,000)	USD	10,235,114	10/4/16	207,126
BAML	JPY	(2,848,800,000)	USD	28,400,526	10/4/16	302,796
BAML	JPY	(15,526,257)	USD	154,861	10/28/16	1,568
BAML	NZD	(3,426,460)	USD	2,507,621	10/28/16	15,616
BAML	TWD	(69,157,201)	USD	2,166,578	11/10/16	(49,915)
BCLY	COP	3,340,995,966	USD	(1,152,429)	10/28/16	(224)
BNP	AUD	(1,278,816)	USD	979,383	10/28/16	1,294
BNP	EUR	28,246,000	USD	(31,692,012)	10/4/16	43,942
BNP	EUR	(28,246,000)	USD	31,730,144	11/2/16	(49,934)
BNP	GBP	7,069,000	USD	(9,196,769)	10/4/16	(33,396)
BNP	GBP	(7,736,000)	USD	10,069,641	11/2/16	35,787
BNP	INR	38,831,774	USD	(582,185)	10/28/16	(1,361)
BNP	INR	23,338,266	USD	(344,623)	11/10/16	3,767
BNP	NOK	1,488,961	USD	(183,329)	10/28/16	2,938
BNP	THB	(4,239,616)	USD	121,267	11/10/16	(1,014)
BNYM	CAD	(4,650)	USD	3,542	10/3/16	(2)
CITI	EUR	4,728,000	USD	(5,276,973)	10/4/16	35,198
CITI	GBP	(811,000)	USD	1,059,878	11/14/16	7,776
CITI	JPY	2,848,800,000	USD	(28,080,827)	10/4/16	16,903
CITI	JPY	(2,848,800,000)	USD	28,114,082	11/2/16	(18,525)
CITI	KRW	(20,684,936,100)	USD	18,858,491	11/10/16	88,841
CITI	MXN	(217,214,212)	USD	11,963,902	10/20/16	788,178
CITI	MYR	(17,102,354)	USD	4,204,118	11/15/16	65,010
CITI	SGD	(15,642,501)	USD	11,655,243	11/10/16	181,716
CITI	ZAR	(8,362,301)	USD	617,709	10/28/16	11,667
DB	MXN	44,147,250	USD	(2,250,000)	10/20/16	21,387
DB	SGD	6,164,421	USD	(4,537,000)	11/10/16	(15,494)
HSBC	GBP	99,517	USD	(129,640)	10/28/16	(574)
JPMC	CAD	2,612,000	USD	(1,974,275)	10/4/16	16,732
JPMC	CAD	(2,612,000)	USD	1,974,612	11/2/16	(16,815)
JPMC	EUR	408,000	USD	(457,274)	10/4/16	1,136
JPMC	GBP	(111,000)	USD	144,265	11/14/16	267
JPMC	KRW	(1,037,881,750)	USD	945,032	10/28/16	3,158
JPMC	MXN	261,296,000	USD	(14,246,360)	10/20/16	(802,618)
JPMC	PLN	(864,314)	USD	226,220	10/28/16	343
JPMC	SEK	813,406	USD	(94,856)	10/28/16	96
TD	EUR	(1,169,399)	USD	1,313,792	10/28/16	(1,618)
TD	INR	39,046,199	USD	(585,619)	10/28/16	(1,588)
TD	JPY	60,018,033	USD	(599,379)	10/28/16	(6,809)

(continues	)	45

Schedules of investments

Optimum Fixed Income Fund

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
TD	MXN	(9,157,683)	USD	469,592	10/28/16	$(1,114)
TD	NZD	(2,761,482)	USD	2,012,712	10/28/16	4,334
TD	ZAR	(15,865,000)	USD	1,171,017	10/28/16	21,230
UBS	IDR	(31,630,953,285)	USD	2,440,659	10/28/16	18,494

						$609,047

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
60 90 Day Euro	$14,845,642	$14,852,250	6/20/17	$6,608
(4) 90 Day Euro	(989,605)	(989,350)	12/19/17	255
(60) 90 Day Euro	(14,800,358)	(14,812,500)	6/18/19	(12,142)
(39) 90 Day Euro	(9,613,433)	(9,637,875)	9/18/18	(24,442)
(138) 90 Day Euro	(33,974,379)	(34,041,150)	12/17/19	(66,771)
(235) 90 Day Euro	(57,914,207)	(58,094,938)	6/19/18	(180,731)
(542) 90 Day Euro	(133,749,101)	(134,029,825)	3/20/18	(280,724)
(1,002) 90 Day Euro	(246,727,610)	(247,506,525)	12/18/18	(778,915)
(647) 90 Day Euro	(159,009,302)	(160,100,150)	9/19/17	(1,090,848)
(123) 90 Day Sterling	(19,691,650)	(19,874,500)	9/21/17	(182,850)
(915) 90 Day Sterling	(147,137,552)	(147,846,889)	6/21/18	(709,337)
(1,061) 90 Day Sterling	(170,029,451)	(171,454,949)	3/22/18	(1,425,498)
12 Australian 10 yr Bonds	889,128	900,832	12/16/16	11,704
27 Australian 3 yr Bonds	2,028,725	2,036,482	12/16/16	7,757
(43) Euro-Bund	(7,988,277)	(8,003,981)	12/9/16	(15,704)
277 U.S. Treasury 10 yr Notes	36,430,548	36,321,625	12/21/16	(108,923)
1,765 U.S. Treasury 5 yr Notes	214,476,360	214,475,078	1/2/17	(1,282)
475 U.S. Treasury Long Bonds	80,021,187	79,874,219	12/21/16	(146,968)

	$(652,933,335)			$(4,998,811)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value[3]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	Protection Purchased / Moody’s ratings:
ICE	CSFB CDX.NA.HY.27[5]	3,000,000	5.00%	12/20/21	$(129,090)	$(2,366)
ICE	CSFB CDX.NA.IG.26[6]	10,300,000	1.00%	6/20/21	(117,472)	(28,624)

						$(30,990)

	Protection Sold / Moody’s ratings:
BAML	Citigroup CDS 6.125% 5/15/18 Baa1	700,000	1.00%	12/20/20	(1,254)	9,836
	Italy Government
BAML	6.875% 9/27/23 Baa2	9,800,000	1.00%	6/20/21	(154,727)	(46,788)

Counterparty	Swap Referenced Obligation	Notional Value[3]		Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
BAML	Republic of Colombia LA CDS 10.375% 1/28/33 Baa2 CDS		100,000	1.00%	6/20/21	$(3,090)	788
BAML	Volkswagen International 5.375% 5/22/18 A3	EUR	1,800,000	1.00%	12/20/16	(2,045)	5,236
BNP	Republic of Colombia LA CDS 10.375% 1/28/33 Baa2 CDS		200,000	1.00%	6/20/21	(6,254)	1,650
DB	CMBX.NA.AAA.8[7]		14,200,000	0.50%	10/17/57	(944,675)	599,215
DB	Republic of Colombia LA CDS 10.375% 1/28/33 Baa2 CDS		200,000	1.00%	6/20/21	(6,177)	1,573
GSC	Republic of Colombia LA CDS 10.375% 1/28/33 Baa2 CDS		3,100,000	1.00%	6/20/21	(98,282)	26,917
JPMC	Mexico LA 5 yr CDS 5.950% 3/19/19 A3		14,300,000	1.00%	12/20/19	87,773	(123,403)
JPMC	Republic of Colombia LA CDS 10.375% 1/28/33 Baa2 CDS		100,000	1.00%	6/20/21	(3,127)	825
JPMC	Volkswagen International 5.375% 5/22/18 A3	EUR	2,500,000	1.00%	12/20/17	(27,635)	50,502

							$526,351

Interest Rate Swap Contracts8

Counterparty	Swap Referenced Obligation	Notional Value[3]		Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
CME	BAML 10 yr		1,490,000	1.69%	0.85%	4/5/26	$—	$(29,316)
	BAML 2 yr GBP-BBA-
CME	6-month LIBOR	GBP	2,900,000	0.50%	0.53%	3/15/19	(5,587)	(428)
	BAML 3 yr USD-BBA-
CME	3-month LIBOR		5,100,000	0.98%	0.85%	4/6/19	—	7,926
	BAML 5 yr USD-BBA-
CME	3-month LIBOR		5,035,000	1.20%	0.85%	4/6/21	—	(7,681)
	BAML 5 yr USD-BBA-
CME	3-month LIBOR		6,220,000	1.19%	0.85%	8/9/21	—	(2,701)
	BAML 7 yr USD-BBA-
CME	3-month LIBOR		3,450,000	1.42%	0.85%	4/6/23	—	(26,298)
	CSFB 2 yr GBP-BBA-
CME	6-month LIBOR	GBP	3,200,000	1.50%	0.71%	12/16/17	(3,459)	(46,913)
	CSFB 2 yr USD-BBA-
CME	3-month LIBOR		30,100,000	1.45%	0.85%	6/28/21	—	(58,228)
	CSFB 30 yr
	USD-BBA- 3-month
CME	LIBOR		24,500,000	2.75%	0.85%	12/16/45	(295,747)	(5,151,213)
	CSFB 30 yr
	USD-BBA- 3-month
CME	LIBOR		500,000	2.50%	0.85%	6/15/46	(21,069)	(60,590)

(continues	)	47

Schedules of investments

Optimum Fixed Income Fund

Counterparty	Swap Referenced Obligation	Notional Value[3]	Fixed Interest Rate Received (Paid)	Variable Interest Rate Received (Paid)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[4]
	CSFB 30 yr
	USD-BBA- 3-month
CME	LIBOR	900,000	2.25%	0.85%	12/21/46	$(72,804)	$(16,825)
	CSFB 4 yr USD-BBA-
CME	3-month LIBOR	1,600,000	2.00%	0.85%	12/16/19	(5,280)	(41,345)
	CSFB 5 yr USD-BBA-
CME	3-month LIBOR	2,900,000	2.00%	0.85%	6/15/21	(83,889)	(26,772)
	MSC 10 yr USD-BBA-
CME	3-month LIBOR	10,700,000	2.35%	0.78%	8/5/25	—	(832,142)
	MSC 10 yr USD-BBA-
CME	3-month LIBOR	11,400,000	1.75%	0.85%	12/21/26	(204,995)	(44,379)
	CSFB 10 yr
	USD-BBA- 3-month
LCH	LIBOR	7,300,000	2.50%	0.85%	12/16/25	(70,903)	(619,018)
	CSFB 10 yr
	USD-BBA- 3-month
LCH	LIBOR	900,000	1.75%	0.85%	12/21/26	(5,595)	(16,527)
	CSFB 30 yr
	USD-BBA- 3-month
LCH	LIBOR	31,000,000	2.50%	0.85%	6/15/46	(1,946,955)	(3,412,908)
	CSFB 5 yr USD-BBA-
LCH	3-month LIBOR	43,000,000	2.00%	0.85%	12/16/20	143,467	(1,675,628)
	CSFB 5 yr USD-BBA-
LCH	3-month LIBOR	40,400,000	2.00%	0.85%	6/15/21	(1,232,871)	(332,101)
	CSFB 7 yr USD-BBA-
LCH	3-month LIBOR	42,500,000	2.25%	0.85%	12/16/22	345,495	(2,892,820)

							$(15,285,907)

Reverse Repurchase Agreement9

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Repurchase Price
JPMC - U.S. Treasury Note	0.95%	9/28/16	10/3/16	$(4,906,125)	$(4,906,772)

 The type of underlying collateral and the remaining maturity of open reverse repurchase agreement in relation to the reverse repurchase agreement is as follows:

Remaining Contracted Maturity of the Agreement

Reverse Repurchase Agreement	Up to 30 days	Total
U.S. Treasury Obligation	$(4,906,125)	$(4,906,125)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreement, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at Sept. 30, 2016:

Unfunded Commitments

Borrower	Unfunded Amount	Cost	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco	$269,040	$266,349	$270,133	$3,784

1 See Note 5 in “Notes to financial statements.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3 Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($1,300,341).

5 Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade is in the CDS market.

6 Markit’s CDX.NA.IG Index, is composed of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

7 Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Agency and U.S. Agency mortgage-backed securities appear under U.S. Government.

8 An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

9 See Note 1 in “Notes to financial statements.”

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BBA – LIBOR – British Bankers Association Rate

BCLY – Barclays Bank

BNP – BNP Paribas

BNYM – Bank of New York Mellon

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

CITI – Citigroup Global Markets

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange Inc.

COP – Colombian Peso

CSFB – Credit Suisse First Boston

DB – Deutsche Bank

EUR – European Monetary Unit

GBP – British Pound Sterling

GSC – Goldman Sachs Capital

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

IRS – Interest Rate Swaptions

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

LCH – London Clearing House

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

(continues	)	49

Schedules of investments

Optimum Fixed Income Fund

Summary of abbreviations: (continued)

NZD – New Zealand Dollar

PEN – Peruvian Nuevo Sol

PHP – Philippine Peso

PIK – Payment-in-Kind

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

SGD – Singapore Dollar

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

THB – Thailand Baht

TWD – Taiwan Dollar

UBS – Union Bank of Switzerland

USD – U.S. Dollar

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 96.37%Δ

Australia – 2.60%
BHP Billiton ADR *	74,564	$2,583,643
Cochlear	31,291	3,391,725
OZ Minerals	215,351	1,007,031
Qantas Airways	1,582,213	3,800,182
Resolute Mining	1,283,396	1,911,214
St Barbara †	1,007,190	2,442,944

		15,136,739

Austria – 2.81%
Conwert Immobilien Invest *†	214,634	4,039,783
Erste Group Bank †	166,826	4,940,002
Schoeller-Bleckmann Oilfield Equipment *	51,403	3,406,530
voestalpine	115,270	3,984,996

		16,371,311

Bermuda – 0.91%
Everest Re Group	27,789	5,279,076

		5,279,076

Brazil – 0.58%
Banco Bradesco ADR	374,252	3,394,466

		3,394,466

Canada – 2.17%
Canadian Imperial Bank of Commerce	41,400	3,210,200
Dominion Diamond	96,800	940,737
Magna International Class A	105,944	4,548,013
Rogers Communications Class B *	66,109	2,804,344
Royal Bank of Canada	15,700	972,432
Tourmaline Oil †	6,200	167,955

		12,643,681

China/Hong Kong – 5.49%
Anhui Conch Cement *	1,085,000	2,998,799
BOC Hong Kong Holdings	376,500	1,281,004
BYD Class H *	449,000	2,986,680
China Construction Bank	1,587,000	1,191,898
China Life Insurance Class H	2,357,000	6,175,727
China Telecom	3,326,000	1,696,807
CLP Holdings	889,500	9,212,606
Orient Overseas International	699,500	2,481,706
Shanghai Fosun Pharmaceutical Group Class H	313,000	978,925
Wharf Holdings	269,000	1,973,538
Yue Yuen Industrial Holdings	255,500	1,055,942

		32,033,632

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Colombia – 0.63%
Bancolombia ADR	93,797	$3,661,835

		3,661,835

Czech Republic – 0.42%
Komercni banka	70,244	2,435,924

		2,435,924

Denmark – 1.78%
GN Store Nord	81,635	1,760,401
H. Lundbeck †	136,328	4,477,454
Vestas Wind Systems	50,311	4,155,869

		10,393,724

Finland – 1.13%
Neste	138,457	5,906,020
Orion Class B	17,344	683,764

		6,589,784

France – 4.78%
Atos	27,604	2,971,810
Derichebourg	140,436	445,967
GDF Suez VVPR Strip @=†	8,820	0
Gecina	19,565	3,083,241
Ipsen	20,818	1,462,574
IPSOS	33,336	1,088,923
Metropole Television	38,968	703,084
Peugeot †	286,939	4,381,783
Rexel	39,127	599,362
Safran	56,008	4,028,215
Societe Generale	85,823	2,968,984
Sodexo	40,511	4,825,666
Thales	14,215	1,308,930

		27,868,539

Germany – 4.80%
adidas	15,254	2,653,044
AURELIUS Equity Opportunities	10,157	641,006
Continental	19,871	4,186,845
Deutsche Lufthansa	417,193	4,651,016
Deutsche Post	29,926	936,938
HOCHTIEF	5,523	779,434
Merck	32,946	3,553,717
METRO	44,504	1,324,696
OSRAM Licht	28,147	1,653,535
SAP	8,822	806,793
Suedzucker	23,619	656,860
thyssenkrupp	49,813	1,190,177
TUI	84,474	1,205,237
Vonovia	99,672	3,778,484

		28,017,782

(continues	)	51

Schedules of investments

Optimum International Fund

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

India – 2.68%
Bharat Petroleum	261,420	$2,408,526
ICICI Bank ADR	655,767	4,898,580
Oil & Natural Gas	522,760	2,021,805
Yes Bank	334,248	6,315,903

		15,644,814

Indonesia – 1.48%
Indofood Sukses Makmur	4,608,800	3,082,299
Telekomunikasi Indonesia Persero	16,746,000	5,576,212

		8,658,511

Ireland – 2.19%
Amarin ADR †	135,178	431,218
ICON †	159,720	12,357,536

		12,788,754

Israel – 3.79%
Bank Hapoalim	1,136,250	6,451,810
Bank Leumi Le-Israel †	1,259,694	4,794,178
Plus500	91,064	781,116
Taro Pharmaceutical Industries †	50,633	5,595,453
Teva Pharmaceutical Industries ADR	97,718	4,496,005

		22,118,562

Italy – 1.81%
Enel	588,981	2,624,925
La Doria	45,778	444,623
Prysmian	206,943	5,418,905
Recordati	64,025	2,057,746

		10,546,199

Japan – 13.14%
Adastria	53,400	1,226,858
Astellas Pharma	48,000	749,715
Chubu Electric Power	125,300	1,823,174
Daiichi Sankyo	136,700	3,284,685
Daito Trust Construction	33,200	5,309,994
Daiwa House Industry	224,600	6,164,076
Denso	189,100	7,545,949
Fuji Electric	227,000	1,043,250
Fujitsu	769,000	4,138,471
Gurunavi	56,900	1,565,032
Hitachi	687,000	3,219,685
Konami Holdings	84,200	3,253,516
Lion	162,000	2,624,837
Medipal Holdings	43,600	755,768
Mixi	122,300	4,431,036

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan (continued)
Nippon Telegraph & Telephone	98,600	$4,509,569
NTT Data	72,300	3,610,978
Otsuka Holdings	105,900	4,827,205
Secom	74,600	5,570,704
Suzuken	82,300	2,717,589
T-Gaia	78,900	1,129,177
Tokyo Electric Power †	471,700	2,043,361
Yamazaki Baking	209,100	5,141,565

		76,686,194

Mexico – 0.64%
Grupo Financiero Banorte	712,600	3,740,923

		3,740,923

Netherlands – 2.89%
Core Laboratories *	61,312	6,887,177
Delta Lloyd	295,147	1,353,721
Royal Dutch Shell Class A	345,599	8,624,312

		16,865,210

New Zealand – 1.15%
Fisher & Paykel Healthcare	137,547	1,004,085
Spark New Zealand	1,608,376	4,231,482
Xero Private Placement †	104,850	1,477,305

		6,712,872

Norway – 2.37%
DNB	463,529	6,093,900
Norsk Hydro	815,127	3,524,419
Statoil ADR *	250,006	4,200,101

		13,818,420

Peru – 0.60%
Credicorp	23,006	3,501,973

		3,501,973

Republic of Korea – 3.98%
Hyundai Mobis	19,684	4,939,823
Korea Electric Power	80,594	3,947,995
Samsung Electronics	8,844	12,883,607
SK Hynix	39,595	1,453,530

		23,224,955

Russia – 0.16%
Sberbank of Russia ADR @	100,076	939,457

		939,457

Singapore – 1.18%
DBS Group Holdings	407,500	4,623,843
United Industrial *@	1,141,000	2,277,388

		6,901,231

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Spain – 2.21%
ACS Actividades De Construccion Y Servicios	123,212	$3,724,566
Amadeus IT Group	184,143	9,191,122

		12,915,688

Sweden – 1.77%
Boliden	72,945	1,714,547
Electrolux Class B	122,164	3,059,817
Getinge Class B	230,511	4,468,688
Svenska Cellulosa Class B	36,398	1,080,325

		10,323,377

Switzerland – 6.80%
Credit Suisse Group ADR	259,899	3,415,073
dorma+kaba Holding Class B †	1,556	1,153,603
Galenica	4,855	5,162,919
Glencore †	1,028,071	2,815,038
Lonza Group †	36,991	7,080,039
Nestle	36,651	2,894,112
Novartis ADR *	80,284	6,339,225
Roche Holding	27,996	6,956,967
STMicroelectronics	312,876	2,557,090
Swiss Life Holding †	3,076	797,676
Zehnder Group †	11,237	499,760

		39,671,502

Taiwan – 3.28%
Advanced Semiconductor Engineering	3,311,000	3,976,384
AU Optronics	4,201,000	1,542,200
Hon Hai Precision Industry	1,974,500	4,996,794
Taiwan Semiconductor Manufacturing	1,464,000	8,605,602

		19,120,980

Thailand – 0.15%
PTT Exploration & Production NVDR	368,500	866,860

		866,860

Turkey – 1.24%
Akbank	2,192,181	5,872,704
Turkiye Halk Bankasi	455,129	1,383,136

		7,255,840

United Kingdom – 11.79%
Aggreko	83,667	1,031,490
Barclays	2,726,703	5,911,552
British American Tobacco	40,185	2,562,842
Compass Group	75,319	1,458,677
Debenhams	1,953,525	1,411,123

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United Kingdom (continued)
Diageo	234,455	$6,715,630
Galliford Try	38,251	656,649
Great Portland Estates	93,186	764,181
HSBC Holdings	685,938	5,156,038
Inchcape	77,185	658,602
Indivior	377,052	1,499,475
Investec	329,179	2,006,597
ITV	1,857,836	4,506,597
Kingfisher	419,430	2,046,426
Land Securities Group	74,437	1,020,066
Legal & General Group	520,920	1,476,300
Metro Bank †	60,572	2,162,798
Mondi	199,760	4,196,958
National Grid	176,813	2,497,100
Persimmon	72,586	1,706,685
Reckitt Benckiser Group	8,523	802,397
Rio Tinto	164,797	5,477,231
Rio Tinto ADR *	107,619	3,594,475
Shire	146,500	9,473,158

		68,793,047

United States – 2.97%
Carnival	132,932	6,489,740
International Game Technology	232,100	5,658,598
Project Star @=†	142	3,481,711
Project Star Series G @=†	47	1,152,397
Valeant Pharmaceuticals International †	22,000	539,792

		17,322,238

Total Common Stock (cost $551,924,876)		562,244,100

Exchange-Traded Funds – 2.27%

iShares MSCI EAFE ETF	172,374	10,192,475

iShares MSCI Emerging Markets ETF	80,491	3,014,388

Total Exchange-Traded Funds (cost $12,676,920)		13,206,863

(continues	)	53

Schedules of investments

Optimum International Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 0.84%

Discount Notes – 0.18%≠
Federal Home Loan Bank
0.275% 10/12/16	73,016	$ 73,013
0.28% 10/20/16	71,584	71,578
0.285% 11/10/16	341,036	340,961
0.30% 11/3/16	71,584	71,571
0.31% 1/25/17	276,820	276,593
0.315% 11/1/16	189,587	189,555

		1,023,271

Repurchase Agreements – 0.63%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $1,017,219 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $1,037,530)	1,017,186	1,017,186
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $1,695,364 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $1,729,216)	1,695,310	1,695,310
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $983,541 (collateralized by U.S. government obligations 0.00%–1.25% 10/31/17–8/15/40; market value $1,003,174)	983,504	983,504

		3,696,000

U.S. Treasury Obligation – 0.03%≠
U.S. Treasury Bill 0.256% 11/3/16	189,587	189,557

		189,557

Total Short-Term Investments (cost $4,908,700)		4,908,828

		Value (U.S. $)

Total Value of Securities Before Securities Lending Collateral – 99.48% (cost $569,510,496)		$580,359,791

	Number of shares

Securities Lending Collateral** – 3.80%

Separate Account Optimum International Fund	22,201,280	22,201,280

Total Securities Lending Collateral (cost $22,201,280)		22,201,280

Total Value of Securities – 103.28% (cost $591,711,776)		$602,561,071∎

*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $7,850,953, which represents 1.35% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $4,634,108, which represents 0.79% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
∎	Includes $26,210,316 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 4 in “Security type / country and sector allocations.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contract to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

BNYM	EUR	(771,040)	USD	866,627	10/3/16	$361
NT	EUR	(527,075)	HKD	4,592,300	10/4/16	(108)
NT	SGD	(59,460)	USD	43,605	10/4/16	2
SSB	EUR	(1,199,247)	JPY	136,620,453	10/5/16	(208)
SSB	JPY	136,620,453	USD	(1,347,275)	10/5/16	266

						$313

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

HKD - Hong Kong Dollar

JPY – Japanese Yen

NT – Northern Trust

NVDR – Non-Voting Depositor Receipt

SGD – Singapore Dollar

SSB – State Street Bank

USD - U.S. Dollar

VVPR Strip – Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

55

Schedule of investments

Optimum Large Cap Growth Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 96.97%²

Consumer Discretionary – 22.15%
Amazon.com †	132,300	$110,776,113
AutoZone †	11,186	8,594,651
CBS Class B	181,166	9,917,027
Comcast Class A	252,492	16,750,319
Ctrip.com International ADR †	132,596	6,174,996
Delphi Automotive (United Kingdom)	136,929	9,765,776
Dollar Tree †	28,355	2,238,060
Ferrari (Italy) †	93,790	4,864,887
Flipkart Limited @=†	1,530	147,324
Flipkart Limited Series A @=†	522	50,263
Flipkart Limited Series C @=†	921	88,683
Flipkart Limited Series E @=†	1,712	164,848
Flipkart Limited Series G @=†	7,188	692,133
Flipkart Limited Series H @=†	6,977	671,815
Hanesbrands	303,200	7,655,800
Home Depot	86,315	11,107,014
Johnson Controls International	99,591	4,633,969
Las Vegas Sands	126,700	7,290,318
Lowe’s	148,800	10,744,848
Marriott International Class A	83,500	5,622,055
MGM Resorts International †	381,670	9,934,870
Netflix †	73,466	7,240,074
Newell Brands	256,997	13,533,462
Norwegian Cruise Line Holdings †	101,400	3,822,780
O’Reilly Automotive †	9,000	2,520,990
Priceline Group †	23,100	33,991,419
PVH	40,315	4,454,808
Ross Stores	95,300	6,127,790
Royal Caribbean Cruises	15,517	1,162,999
ServiceMaster Global Holdings †	90,943	3,062,960
Signet Jewelers (Bermuda)	64,203	4,785,050
Starbucks	108,300	5,863,362
Tesla Motors †	38,226	7,799,251
Time Warner	18,406	1,465,302
Tractor Supply	88,182	5,939,058
Walt Disney	12,400	1,151,464

		330,806,538

Consumer Staples – 5.00%
Church & Dwight	76,100	3,646,712
Costco Wholesale	42,120	6,423,721
CVS Health	50,100	4,458,399
Molson Coors Brewing Class B	114,477	12,569,575
Mondelez International	131,900	5,790,410

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Consumer Staples (continued)
PepsiCo	130,563	$14,201,338
Philip Morris International	195,375	18,994,358
Walgreens Boots Alliance	106,500	8,586,030

		74,670,543

Energy – 0.82%
Anadarko Petroleum	86,099	5,455,233
EOG Resources	16,340	1,580,241
Halliburton	70,494	3,163,771
Pioneer Natural Resources	10,800	2,005,020

		12,204,265

Financials – 3.12%
Bank of America	82,302	1,288,026
BlackRock	4,300	1,558,578
Blackstone Mortgage Trust	123,844	3,647,206
Goldman Sachs Group	11,850	1,911,050
Intercontinental Exchange	30,000	8,080,800
Morgan Stanley	519,992	16,670,944
S&P Global	18,012	2,279,599
State Street	78,400	5,458,992
TD Ameritrade Holding	158,072	5,570,457
WeWork Companies @=†	2,473	93,094

		46,558,746

Healthcare – 17.41%
ACADIA Pharmaceuticals †	68,100	2,166,261
Aetna	85,029	9,816,598
Alexion Pharmaceuticals †	58,949	7,223,610
Allergan †	123,341	28,406,666
Amsurg †	23,800	1,595,790
Anthem	38,600	4,836,966
Biogen †	42,750	13,382,033
BioMarin Pharmaceutical †	74,400	6,883,488
Boston Scientific †	212,739	5,063,188
Bristol-Myers Squibb	262,838	14,172,225
Celgene †	127,140	13,289,944
Centene †	74,819	5,009,880
Cigna	39,300	5,121,576
Danaher	189,600	14,862,744
DexCom †	58,550	5,132,493
Edwards Lifesciences †	55,100	6,642,856
Eli Lilly & Co.	77,496	6,219,829
Gilead Sciences	49,751	3,936,299
HCA Holdings †	35,259	2,666,638
Humana	55,374	9,795,107
Illumina †	19,526	3,547,093
Incyte †	35,429	3,340,600
Intuitive Surgical †	16,400	11,887,212

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Healthcare (continued)
McKesson	12,900	$2,151,075
Medtronic	51,450	4,445,280
STERIS (United Kingdom)	41,900	3,062,890
Stryker	61,900	7,205,779
Thermo Fisher Scientific	83,749	13,321,116
UnitedHealth Group	200,983	28,137,620
Vertex Pharmaceuticals †	134,900	11,764,629
Zoetis	94,000	4,888,940

		259,976,425

Industrials – 7.07%
3M	6,250	1,101,438
American Airlines Group	337,300	12,348,553
Boeing	67,100	8,839,754
Delta Air Lines	79,000	3,109,440
Eaton	25,259	1,659,769
FedEx	26,800	4,681,424
Fortive	98,600	5,018,740
General Electric	123,965	3,671,843
HD Supply Holdings †	191,500	6,124,170
Honeywell International	245,550	28,628,675
IHS Markit (United Kingdom) Class A †	72,198	2,711,035
Illinois Tool Works	12,200	1,462,048
Kansas City Southern	11,700	1,091,844
Lockheed Martin	21,489	5,151,343
Roper Technologies	33,300	6,076,251
Southwest Airlines	73,800	2,870,082
Stericycle †	14,636	1,172,929
Union Pacific	38,127	3,718,526
Verisk Analytics Class A †	43,000	3,495,040
Wabtec	31,836	2,599,409

		105,532,313

Information Technology – 37.69%
Activision Blizzard	123,076	5,452,267
Adobe Systems †	71,900	7,804,026
Alibaba Group Holding ADR †	135,885	14,375,274
Alphabet Class A †	34,100	27,418,446
Alphabet Class C †	104,052	80,878,579
Apple	576,256	65,145,741
ASML Holding (Netherlands)	109,327	11,980,053
Broadcom	97,127	16,756,350
comScore †	30,050	921,333
Dropbox Class A @=†	61,727	552,457
Electronic Arts †	115,984	9,905,034
Facebook Class A †	555,629	71,270,532
Fiserv †	47,700	4,744,719
Mastercard Class A	192,000	19,539,840

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Information Technology (continued)
Microsemi †	37,600	$1,578,448
Microsoft	1,085,729	62,537,990
Mobileye (Israel) †	97,639	4,156,492
NetSuite †	56,183	6,218,896
NXP Semiconductors (Netherlands) †	197,032	20,099,234
Palo Alto Networks †	25,274	4,026,906
PayPal Holdings †	372,629	15,266,610
QUALCOMM	27,122	1,857,857
Sabre	118,200	3,330,876
salesforce.com †	282,321	20,137,957
ServiceNow †	159,743	12,643,658
Tencent Holdings (China) (Hong Kong Exchange)	389,800	10,837,234
VeriSign †	68,843	5,386,276
Visa Class A	570,368	47,169,434
Western Digital	33,885	1,981,256
Yahoo †	207,443	8,940,793
		562,914,568
Materials – 1.08%
Air Products & Chemicals	36,450	5,479,893
Ashland Global Holdings	39,200	4,545,240
Martin Marietta Materials	12,600	2,256,786
Monsanto	17,100	1,747,620
Sherwin-Williams	7,700	2,130,282
		16,159,821
Real Estate – 1.68%
American Tower	113,300	12,840,289
Crown Castle International	98,650	9,293,817
Equinix	8,200	2,954,050
		25,088,156
Telecommunication Services – 0.68%
AT&T	78,110	3,172,047
Level 3 Communications †	37,874	1,756,596
T-Mobile US †	71,200	3,326,464
Zayo Group Holdings †	66,236	1,967,872
		10,222,979
Utilities – 0.27%
Nextera Energy	32,500	3,975,400
		3,975,400

Total Common Stock (cost $1,208,566,746)		1,448,109,754

(continues	)	57

Schedule of investments

Optimum Large Cap Growth Fund

	Number of shares	Value (U.S. $)

Convertible Preferred Stock – 0.62%

Airbnb Private Placement @=†	36,741	$3,664,915
LivingSocial Private Placement Series F @=†	14,824	0
Magic Leap @=†	43,435	950,416
Snapchat @=†	37,203	1,085,732
Uber Technologies Series G @=†	34,197	1,584,470
WeWork Companies Series E @=†	22,244	837,358
Xiaoju Kuaizhi (China) @=†	32,416	1,177,211

Total Convertible Preferred Stock (cost $7,754,618)		9,300,102

U.S. Master Limited Partnerships – 0.38%

Blackstone Group	218,350	5,574,475

Total U.S. Master Limited Partnerships (cost $6,858,208)		5,574,475

	Principal amount°

Short-Term Investments – 1.72%

Repurchase Agreements – 1.72%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $7,073,747 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $7,214,991)	7,073,517	7,073,517
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $11,789,568 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $12,024,978)	11,789,194	11,789,194

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $6,839,545 (collateralized by U.S. government obligations 0.00%–1.25% 10/31/17–8/15/40; market value $6,976,075)	6,839,289	$ 6,839,289
		25,702,000
Total Short-Term Investments (cost $25,702,000)		25,702,000

Total Value of Securities – 99.69% (cost $1,248,881,572)		$1,488,686,331

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $11,760,719, which represents 0.79% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2015, the aggregate value of fair valued securities was $11,760,719, which represents 0.79% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.20%²

Consumer Discretionary – 8.19%
Advance Auto Parts	16,112	$2,402,621
Comcast Class A Special	167,722	11,126,677
Delphi Automotive (United Kingdom)	104,787	7,473,409
Hanesbrands	77,210	1,949,553
Harley-Davidson	78,581	4,132,575
Interpublic Group	76,912	1,718,983
Johnson Controls International	402,601	18,733,042
Newell Brands	33,499	1,764,057
Omnicom Group	214,672	18,247,120
Ross Stores	137,775	8,858,933
Target	91,217	6,264,784
Time	7,077	102,475
Time Warner	95,663	7,615,731
TJX	185,697	13,886,422
Walt Disney	20,513	1,904,837
Yum! Brands	61,101	5,548,582

		111,729,801

Consumer Staples – 11.04%
Altria Group	301,162	19,042,473
Archer-Daniels-Midland	164,031	6,917,187
Campbell Soup	154,548	8,453,776
Coty Class A †	136,666	3,211,651
CVS Health	155,033	13,796,387
Danone (France)	69,870	5,188,046
Diageo (United Kingdom)	343,827	9,848,436
General Mills	166,691	10,648,221
JM Smucker	37,376	5,065,943
Kroger	150,954	4,480,315
Mead Johnson Nutrition	1,989	157,151
Nestle (Switzerland)	175,967	13,895,072
Philip Morris International	466,657	45,368,394
Procter & Gamble	49,657	4,456,716

		150,529,768

Energy – 6.56%
Chevron	82,355	8,475,977
Devon Energy	300,709	13,264,274
EOG Resources	93,284	9,021,496
Exxon Mobil	106,775	9,319,322
Marathon Petroleum	323,471	13,129,688
National Oilwell Varco	57,498	2,112,476
Occidental Petroleum	110,056	8,025,283
Oceaneering International	62,299	1,713,845
Schlumberger	122,612	9,642,208

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Energy (continued)
Tesoro	40,734	$3,240,797
Valero Energy	215,648	11,429,344

		89,374,710

Financials – 25.89%
Affiliated Managers Group †	52,714	7,627,716
American Express	311,893	19,973,628
Ameriprise Financial	75,477	7,530,340
Aon (United Kingdom)	123,398	13,881,041
Bank of New York Mellon	221,568	8,836,132
BB&T	46,336	1,747,794
BlackRock	22,690	8,224,217
CBOE Holdings	194,083	12,586,282
Chubb (Switzerland)	131,949	16,579,392
Citigroup	253,022	11,950,229
Discover Financial Services	222,836	12,601,376
Eaton Vance	307,897	12,023,378
Federated Investors Class B	324,669	9,619,942
Franklin Resources	194,810	6,929,392
Goldman Sachs Group	93,255	15,039,234
JPMorgan Chase & Co.	577,418	38,450,265
MetLife	268,499	11,929,411
Moody’s	158,706	17,184,686
Nasdaq	128,275	8,663,693
PNC Financial Services Group	93,373	8,411,974
Prudential Financial	82,053	6,699,627
S&P Global	150,164	19,004,756
State Street	95,493	6,649,178
Synchrony Financial	442,077	12,378,156
Travelers	152,535	17,472,884
U.S. Bancorp	378,888	16,250,506
Wells Fargo	560,471	24,817,656

		353,062,885

Healthcare – 12.95%
Abbott Laboratories	247,792	10,479,124
AbbVie	239,609	15,112,140
Cigna	34,398	4,482,747
Danaher	120,051	9,410,798
Express Scripts Holding †	72,025	5,079,923
Gilead Sciences	99,438	7,867,535
Johnson & Johnson	267,829	31,638,640
McKesson	29,651	4,944,304
Medtronic (Ireland)	229,552	19,833,293
Merck & Co.	219,518	13,700,118
Mylan †	292,322	11,143,315
Novartis (Switzerland)	28,373	2,239,206
Pfizer	610,769	20,686,746

(continues	)	59

Schedule of investments

Optimum Large Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Healthcare (continued)
Roche Holding (Switzerland)	8,071	$2,005,632
St. Jude Medical	87,028	6,941,353
Thermo Fisher Scientific	69,111	10,992,796

		176,557,670

Industrials – 12.37%
3M	101,407	17,870,956
Canadian National Railway (Canada)	71,378	4,668,121
Caterpillar	24,361	2,162,526
Deere	27,191	2,320,752
Eaton	131,432	8,636,397
Equifax	14,914	2,007,126
Honeywell International	143,705	16,754,566
Illinois Tool Works	67,539	8,093,874
Ingersoll-Rand	66,448	4,514,477
Lockheed Martin	95,623	22,922,746
Northrop Grumman	38,145	8,161,123
Pentair (United Kingdom)	64,736	4,158,641
Rockwell Collins	152,774	12,884,959
Stanley Black & Decker	39,508	4,858,694
Union Pacific	65,349	6,373,488
United Parcel Service Class B	220,488	24,112,568
United Rentals †	77,873	6,112,252
United Technologies	118,506	12,040,210

		168,653,476

Information Technology – 12.35%
Accenture Class A (Ireland)	291,506	35,613,288
Alliance Data Systems †	31,150	6,682,609
Amdocs	30,791	1,781,259
Analog Devices	29,984	1,932,469
Apple	124,597	14,085,691
Cognizant Technology Solutions Class A †	60,948	2,907,829
Fidelity National Information Services	107,261	8,262,315
Fiserv †	38,445	3,824,124
Harris	118,629	10,867,603
Hewlett Packard Enterprise	655,460	14,911,715
HP	537,921	8,353,913
International Business Machines	37,998	6,035,982
Mastercard Class A	96,656	9,836,681
Oracle	139,557	5,481,799
Texas Instruments	193,780	13,599,480
Western Digital	243,203	14,220,079
Western Union	479,217	9,977,298

		168,374,134

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Materials – 4.67%
Celanese Class A	74,279	$4,944,010
Crown Holdings †	81,720	4,665,395
EI du Pont de Nemours & Co.	103,621	6,939,498
LyondellBasell Industries Class A	178,508	14,398,455
Monsanto	32,762	3,348,276
NewMarket	28,753	12,344,238
PPG Industries	164,361	16,988,353
		63,628,225
Real Estate – 1.04%
CBRE Group Class A †	505,573	14,145,932
		14,145,932
Telecommunication Services – 1.11%
Verizon Communications	258,615	13,442,808
Vodafone Group (United Kingdom)	608,093	1,743,966
		15,186,774
Utilities – 2.03%
AES	1,472,392	18,920,237
Duke Energy	85,939	6,878,558
Xcel Energy	46,390	1,908,485
		27,707,280

Total Common Stock (cost $1,062,904,797)		1,338,950,655

	Principal amount°

Short-Term Investments – 1.55%

Discount Notes – 0.49%≠
Federal Home Loan Bank
0.275% 10/12/16	1,768,156	1,768,076
0.28% 10/20/16	1,733,486	1,733,338
0.285% 11/10/16	450,453	450,353
0.30% 11/3/16	1,733,486	1,733,172
0.31% 1/25/17	398,162	397,834
0.315% 11/1/16	632,698	632,591
		6,715,364

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements – 0.79%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $2,956,981 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $3,016,025)	2,956,885	$2,956,885
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $4,928,298 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $5,026,705)	4,928,142	4,928,142
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $2,859,080 (collateralized by U.S. government obligations 0.00%–1.25% 10/31/17–8/15/40; market value $2,916,152)	2,858,973	2,858,973
		10,744,000
U.S. Treasury Obligations – 0.27%≠
U.S. Treasury Bills
0.23% 10/6/16	3,076,665	3,076,643
0.256% 11/3/16	632,698	632,597
		3,709,240

Total Short-Term Investments (cost $21,167,962)		21,168,604
Total Value of Securities – 99.75% (cost $1,084,072,759)		$1,360,119,259

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	61

Schedules of investments

Optimum Small-Mid Cap Growth Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.71²

Consumer Discretionary – 13.72%
At Home Group †	47,995	$727,124
BorgWarner	30,200	1,062,436
Burlington Stores †	64,548	5,229,679
Chico’s FAS	103,588	1,232,697
Dave & Buster’s Entertainment †	24,600	963,828
Del Taco Restaurants †	113,590	1,353,993
Dick’s Sporting Goods	39,964	2,266,758
Domino’s Pizza	14,800	2,247,380
Extended Stay America	126,803	1,800,603
Five Below †	30,900	1,244,961
Gentherm †	64,183	2,016,630
Houghton Mifflin Harcourt †	117,051	1,569,654
IMAX (Canada) †	126,245	3,657,318
iRobot †	24,700	1,086,306
Jack in the Box	11,200	1,074,528
Kate Spade †	80,839	1,384,772
Lions Gate Entertainment	76,985	1,538,930
Mattel	166,500	5,041,620
Media General †	50,031	922,071
Monro Muffler Brake	24,520	1,499,888
Panera Bread Class A †	11,100	2,161,392
Party City Holdco †	115,190	1,972,053
Sportsman’s Warehouse Holdings †	90,771	954,911
Tempur Sealy International †	18,922	1,073,634
Tenneco †	80,000	4,661,600
Tower International	40,610	978,701
Ulta Salon Cosmetics & Fragrance †	15,400	3,664,892
Vail Resorts	25,800	4,047,504
William Lyon Homes Class A †	63,279	1,173,827
Zoe’s Kitchen †	56,934	1,263,365

		59,873,055

Consumer Staples – 1.78%
Amplify Snack Brands †	63,146	1,022,965
Blue Buffalo Pet Products †	50,300	1,195,128
Central Garden & Pet Class A †	84,079	2,085,159
Inter Parfums	45,100	1,455,377
TreeHouse Foods †	12,300	1,072,437
WhiteWave Foods †	17,289	941,041

		7,772,107

Energy – 3.81%
Diamondback Energy †	53,018	5,118,358
GasLog (Monaco)	81,548	1,186,523
Newfield Exploration †	80,500	3,498,530

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Energy (continued)
Parsley Energy Class A †	98,500	$3,300,735
PDC Energy †	23,824	1,597,637
QEP Resources	97,573	1,905,601

		16,607,384

Financials – 5.21%
Argo Group International Holdings (Bermuda)	47,478	2,678,709
Banc of California	110,847	1,935,389
Essent Group †	111,241	2,960,123
Evercore Partners Class A	49,702	2,560,150
First Republic Bank	39,700	3,061,267
ServisFirst Bancshares	28,269	1,467,444
Signature Bank †	12,909	1,529,071
Stifel Financial †	44,037	1,693,222
SVB Financial Group †	20,390	2,253,910
Virtu Financial Class A	81,068	1,213,588
Virtus Investment Partners	14,308	1,400,181

		22,753,054

Healthcare – 25.67%
Accuray †	208,384	1,327,406
Adeptus Health Class A †	33,180	1,428,399
Agilent Technologies	70,500	3,319,845
Alder Biopharmaceuticals †	30,489	999,125
Align Technology †	57,911	5,429,156
Alnylam Pharmaceuticals †	16,141	1,094,037
AMN Healthcare Services †	75,741	2,413,866
Analogic	20,141	1,784,493
AtriCure †	101,864	1,611,488
Capital Senior Living †	90,463	1,519,778
Cempra †	35,716	864,327
Cepheid †	38,757	2,042,106
Cerus †	298,941	1,856,424
Coherus Biosciences †	58,255	1,560,069
Cooper	11,900	2,133,194
Cotiviti Holdings †	27,651	927,138
Cynosure Class A †	42,580	2,169,025
DexCom †	67,362	5,904,953
Ensign Group	78,167	1,573,502
Evolent Health Class A †	95,293	2,346,114
Flexion Therapeutics †	63,356	1,237,976
HealthEquity †	68,364	2,587,577
HealthSouth	52,900	2,146,153
ICON (Ireland) †	41,230	3,189,965
IDEXX Laboratories †	79,200	8,928,216
Inogen †	37,025	2,217,798
Insulet †	30,500	1,248,670
Intercept Pharmaceuticals †	8,400	1,382,556

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Healthcare (continued)
Intra-Cellular Therapies †	23,600	$359,664
Intrexon †	27,660	775,033
K2M Group Holdings †	157,838	2,806,360
Laboratory Corp of America Holdings †	28,300	3,890,684
Lexicon Pharmaceuticals †	55,900	1,010,113
LifePoint Health †	20,213	1,197,216
Medidata Solutions †	25,351	1,413,572
Mettler-Toledo International †	4,300	1,805,269
Neurocrine Biosciences †	13,800	698,832
Nevro †	79,490	8,297,961
Novocure (United Kingdom) †	82,869	707,701
NuVasive †	54,900	3,659,634
Pacific Biosciences of California †	86,779	777,540
Pacira Pharmaceuticals †	31,947	1,093,226
Portola Pharmaceuticals †	39,201	890,255
Radius Health †	15,724	850,511
Spectranetics †	116,857	2,931,942
Surgery Partners †	99,807	2,020,094
Teladoc †	58,074	1,063,335
TESARO †	9,754	977,741
Ultragenyx Pharmaceutical †	14,700	1,042,818
Vocera Communications †	93,900	1,586,910
WellCare Health Plans †	42,400	4,964,616
Wright Medical Group (Netherlands) †	77,925	1,911,500

		111,975,883

Industrials – 13.75%
Allegion (Ireland)	66,300	4,568,733
AO Smith	24,709	2,441,002
Apogee Enterprises	54,714	2,445,169
Chicago Bridge & Iron (Netherlands)	43,964	1,232,311
Copart †	57,582	3,084,092
Dycom Industries †	20,800	1,701,024
EnPro Industries	27,132	1,541,640
Fortune Brands Home & Security	56,800	3,300,080
Genesee & Wyoming †	29,488	2,033,198
Granite Construction	43,156	2,146,579
HD Supply Holdings †	75,500	2,414,490
Hub Group Class A †	51,903	2,115,566
Kansas City Southern	33,000	3,079,560
KAR Auction Services	42,009	1,813,108
Masco	120,900	4,148,079
Masonite International †	21,742	1,351,700
Mercury Systems †	49,900	1,226,043

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Industrials (continued)
Middleby †	35,400	$4,376,148
NCI Building Systems †	120,784	1,762,239
On Assignment †	61,537	2,233,178
PGT †	152,768	1,630,034
RPX †	75,821	810,526
SPX †	53,375	1,074,973
Swift Transportation †	78,272	1,680,500
TransUnion †	66,900	2,308,050
Wabash National †	129,201	1,839,822
West	73,884	1,631,359

		59,989,203

Information Technology – 29.42%
2U †	67,726	2,593,229
Acxiom †	105,309	2,806,485
Applied Micro Circuits †	176,319	1,225,417
Benefitfocus †	47,044	1,877,996
Cadence Design Systems †	108,044	2,758,363
Ciena †	93,058	2,028,664
Coherent †	18,300	2,022,882
CommScope Holding †	138,700	4,176,257
CommVault Systems †	20,300	1,078,539
Cornerstone OnDemand †	60,165	2,764,582
CyberArk Software (Israel) †	43,679	2,165,168
Cypress Semiconductor	197,168	2,397,563
Dolby Laboratories Class A	65,177	3,538,459
Five9 †	146,504	2,297,183
FormFactor †	193,624	2,100,820
GrubHub †	25,500	1,096,245
Hortonworks †	100,862	842,198
Integrated Device Technology †	42,600	984,060
MAXIMUS	34,939	1,976,150
Micron Technology †	307,600	5,469,128
Microsemi †	70,329	2,952,411
Mimecast †	34,051	651,396
MKS Instruments	23,200	1,153,736
Mobileye (Israel) †	178,100	7,581,717
Nanometrics †	60,815	1,358,607
Nuance Communications †	171,414	2,485,503
Nutanix Class A †	1,958	72,446
NVIDIA	47,900	3,282,108
OSI Systems †	28,576	1,868,299
Pandora Media †	96,343	1,380,595
Proofpoint †	18,600	1,392,210
PTC †	72,142	3,196,612
Pure Storage Class A †	36,123	489,467
RealPage †	102,366	2,630,806

(continues	)	63

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Information Technology (continued)
RingCentral Class A †	147,800	$3,496,948
Rubicon Project †	109,427	906,056
SecureWorks Class A †	45,820	573,208
ServiceNow †	71,100	5,627,565
Shopify (Canada) Class A †	70,668	3,033,071
Silicon Motion Technology ADR	27,744	1,436,862
Square Class A †	136,958	1,596,930
SS&C Technologies Holdings	126,620	4,070,833
Stamps.com †	42,000	3,969,420
Synchronoss Technologies †	34,447	1,418,527
Take-Two Interactive Software †	35,300	1,591,324
Talend ADR †	28,878	755,448
Teradyne	125,544	2,709,240
Trimble Navigation †	126,100	3,601,416
Tyler Technologies †	13,275	2,273,078
Ultimate Software Group †	7,971	1,629,193
Universal Display †	51,900	2,880,969
Vantiv Class A †	70,556	3,970,186
Western Union	101,300	2,109,066
Zendesk †	130,256	4,000,162

		128,344,803

Materials – 1.82%
Albemarle	20,900	1,786,741
Boise Cascade †	86,733	2,203,018
Headwaters †	61,200	1,035,504
Steel Dynamics	78,464	1,960,815
US Concrete †	20,800	958,152

		7,944,230

Real Estate – 0.53%
QTS Realty Trust	43,961	2,323,339

		2,323,339

Total Common Stock (cost $374,509,066)		417,583,058

Convertible Preferred Stock – 1.48%

Cloudera@=†	30,243	675,024
DocuSign
Series B @=†	1,166	22,702
Series B-1 @=†	349	6,795
Series C @=†	4,474	87,109
Series D @=†	838	16,316
Series E @=†	21,664	421,798

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

DraftKings
Series D @=†	56,648	$182,973
Series D-1 @=†	50,706	163,780
Honest@=†	15,249	661,197
MarkLogic@=†	83,588	1,162,709
Nutanix@=†	40,185	1,338,161
Veracode Series 8@=†	30,584	664,590
Zuora@=†	209,844	1,045,023

Total Convertible Preferred Stock (cost $5,103,829)		6,448,177

	Principal amount°

Short-Term Investments – 2.81%

Discount Notes – 0.73%≠
Federal Home Loan Bank
0.275% 10/12/16	466,125	466,104
0.28% 10/20/16	456,985	456,946
0.285% 11/10/16	310,526	310,457
0.30% 11/3/16	456,985	456,903
0.31% 1/25/17	382,276	381,961
0.315% 11/1/16	1,134,685	1,134,493

		3,206,864

Repurchase Agreements – 1.48%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $1,772,152 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $1,807,537)	1,772,094	1,772,094
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $2,953,584 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $3,012,561)	2,953,491	2,953,491

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $1,713,479 (collateralized by U.S. government obligations 0.00%–2.625% 10/31/17–8/15/40; market value $1,747,683)	1,713,415	$1,713,415

		6,439,000

U.S. Treasury Obligations – 0.60%≠
U.S. Treasury Bills
0.23% 10/6/16	1,464,912	1,464,902
0.256% 11/3/16	1,134,685	1,134,504

		2,599,406

Total Short-Term Investments (cost $12,244,845)		12,245,270

Total Value of Securities – 100.00% (cost $391,857,740)		$436,276,505

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $6,448,177, which represents 1.48% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $6,448,177, which represents 1.48% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

(continues	)	65

Schedules of investments

Optimum Small-Mid Cap Value Fund

September 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.20%

Consumer Discretionary – 12.18%
AMC Networks Class A †	32,800	$1,701,008
American Eagle Outfitters	62,200	1,110,892
Bed Bath & Beyond	23,600	1,017,396
Bloomin’ Brands	72,500	1,249,900
Brinker International	40,700	2,052,501
Cable One	8,902	5,198,768
Carriage Services	36,100	853,765
Children’s Place	10,400	830,648
ClubCorp Holdings	152,755	2,210,365
Columbia Sportswear	5,900	334,766
Cooper-Standard Holding †	17,300	1,709,240
Goodyear Tire & Rubber	56,700	1,831,410
Hanesbrands	90,200	2,277,550
Harley-Davidson	38,300	2,014,197
Haverty Furniture	43,900	879,756
Helen of Troy †	42,160	3,632,927
KB Home	50,600	815,672
Kohl’s	30,200	1,321,250
Lear	14,200	1,721,324
Lions Gate Entertainment	100,611	2,011,214
Marcus	64,800	1,622,592
Marriott Vacations Worldwide	14,500	1,063,140
Murphy USA †	16,500	1,177,440
Penske Automotive Group	18,500	891,330
Scripps Networks Interactive Class A	12,800	812,672
Shoe Carnival	40,700	1,085,062
Sonic Automotive Class A	76,300	1,434,440
Tenneco †	26,400	1,538,328
Time	239,750	3,471,580
Unifi †	40,900	1,203,687
Wyndham Worldwide	27,200	1,831,376

		50,906,196

Consumer Staples – 4.68%
Dean Foods	87,300	1,431,720
Edgewell Personal Care †	23,800	1,892,576
Energizer Holdings	85,124	4,252,795
Flowers Foods	103,800	1,569,456
Ingles Markets Class A	35,400	1,399,716
J&J Snack Foods @	24,524	2,921,299
Pilgrim’s Pride	59,400	1,254,528
Sanderson Farms	17,400	1,676,142
SUPERVALU †	124,600	621,754
Universal	33,100	1,927,082
Whole Foods Market	21,200	601,020

		19,548,088

	Number of shares	Value (U.S. $)

Common Stock (continued)

Energy – 4.43%
Ardmore Shipping (Ireland)	95,000	$668,800
Bristow Group	39,700	556,594
Diamond Offshore Drilling	42,600	750,186
Diamondback Energy †	44,542	4,300,085
HollyFrontier	70,400	1,724,800
Parsley Energy Class A †	72,600	2,432,826
REX American Resources †	6,524	552,974
Rowan	54,795	830,692
RSP Permian †	113,000	4,382,140
Tesoro	21,600	1,718,496
Western Refining	22,100	584,766

		18,502,359

Financials – 20.21%
American Financial Group	30,900	2,317,500
Annaly Capital Management	139,300	1,462,650
Apollo Commercial Real Estate Finance	77,600	1,270,312
Ares Capital	56,000	868,000
Aspen Insurance Holdings (Bermuda)	37,600	1,751,784
Assurant	18,600	1,715,850
Assured Guaranty (Bermuda)	34,400	954,600
Banc of California	121,100	2,114,406
Blackstone Mortgage Trust	41,500	1,222,175
Central Pacific Financial	47,900	1,206,601
Chemical Financial	66,126	2,918,140
CIT Group	30,800	1,118,040
CNA Financial	60,200	2,071,482
CNO Financial Group	127,400	1,945,398
Cousins Properties	189,900	1,982,556
Endurance Specialty Holdings (Bermuda)	29,300	1,917,685
Everest Re Group (Bermuda)	12,200	2,317,634
First Busey	45,200	1,021,520
Great Western Bancorp	59,900	1,995,868
Hancock Holding	46,300	1,501,509
Hanmi Financial	47,900	1,261,686
Hanover Insurance Group	18,800	1,417,896
Heritage Insurance Holdings	12,100	174,361
Home BancShares	192,900	4,014,249
Huntington Bancshares	215,900	2,128,774
International Bancshares	47,300	1,408,594
MGIC Investment †	107,200	857,600
New Mountain Finance	71,900	989,344
Old National Bancorp	86,500	1,216,190
Piper Jaffray †	18,900	912,870
Prospect Capital	159,200	1,289,520

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financials (continued)
Radian Group	69,500	$941,725
Reinsurance Group of America	21,200	2,288,328
Senior Housing Properties Trust	123,300	2,800,143
Starwood Property Trust	81,600	1,837,632
TCF Financial	184,600	2,678,546
TriCo Bancshares	45,200	1,210,004
Universal Insurance Holdings	41,300	1,040,760
Unum Group	75,700	2,672,967
Validus Holdings (Bermuda) †	39,200	1,952,944
Washington Federal	73,500	1,960,980
Western Alliance Bancorp †	105,300	3,952,962
Wintrust Financial	78,000	4,334,460
XL Group	119,000	4,001,970
Zions Bancorporation	110,993	3,443,003

		84,461,218

Healthcare – 7.50%
Akorn †	31,000	845,060
Community Health Systems †	38,400	443,136
CONMED	20,400	817,224
Cooper	24,400	4,373,944
Integra LifeSciences Holdings †	29,400	2,426,970
Kindred Healthcare	107,600	1,099,672
Lannett †	34,600	919,322
Patterson	86,974	3,995,586
PerkinElmer	54,600	3,063,606
Premier Class A †	96,600	3,124,044
Quest Diagnostics	16,100	1,362,543
SciClone Pharmaceuticals †	19,600	200,900
STERIS (United Kingdom)	29,300	2,141,830
Sucampo Pharmaceuticals Class A †	67,400	829,694
Teleflex	24,800	4,167,640
United Therapeutics †	12,900	1,523,232

		31,334,403

Industrials – 13.27%
ACCO Brands †	176,600	1,702,424
Aircastle	55,700	1,106,202
Alaska Air Group	14,800	974,728
Apogee Enterprises	44,100	1,970,829
B/E Aerospace	60,400	3,120,264
Briggs & Stratton	39,700	740,405
Crane	19,100	1,203,491
Deluxe	29,800	1,991,236
Ennis	45,800	771,730

	Number of shares	Value (U.S. $)

Common Stock (continued)

Industrials (continued)
Equifax	25,307	$3,405,816
Fluor	21,300	1,093,116
GATX	20,400	908,820
Hawaiian Holdings †	37,700	1,832,220
Herman Miller	111,500	3,188,900
Hillenbrand	25,966	821,564
Huntington Ingalls Industries	39,070	5,994,120
Interface	169,700	2,832,293
ITT	31,330	1,122,867
JetBlue Airways †	69,200	1,193,008
Moog Class A †	19,600	1,166,984
Oshkosh	24,800	1,388,800
Pitney Bowes	252,300	4,581,768
Ryder System	36,000	2,374,200
Spirit AeroSystems Holdings Class A †	51,200	2,280,448
Tetra Tech	27,900	989,613
Timken	24,600	864,444
Trinity Industries	50,400	1,218,672
Wabash National †	130,500	1,858,320
Woodward	44,256	2,765,115

		55,462,397

Information Technology – 14.79%
Amdocs	83,300	4,818,905
Avnet	113,200	4,647,992
Benchmark Electronics †	58,100	1,449,595
Booz Allen Hamilton Holding	177,474	5,609,953
Broadridge Financial Solutions	58,276	3,950,530
Brocade Communications Systems	502,500	4,638,075
Cardtronics Class A †	44,700	1,993,620
Cirrus Logic †	27,400	1,456,310
Convergys	31,400	955,188
CSG Systems International	18,200	752,206
Flextronics International †	158,900	2,164,218
FLIR Systems	118,207	3,714,064
Ingram Micro Class A	50,500	1,800,830
IXYS	58,800	708,540
j2 Global	87,400	5,821,714
Jabil Circuit	43,700	953,534
Mentor Graphics	50,500	1,335,220
NCR †	80,300	2,584,857
OSI Systems †	49,351	3,226,568
Plantronics	27,500	1,428,900
Sanmina †	59,300	1,688,271
Tech Data †	23,100	1,956,801
Teradata †	48,100	1,491,100

(continues	)	67

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Information Technology (continued)
Teradyne	73,300	$1,581,814
Western Union	51,400	1,070,148

		61,798,953

Materials – 6.72%
Albemarle	47,807	4,087,021
Cabot	26,400	1,383,624
CF Industries Holdings	31,500	767,025
Chemtura †	26,500	869,465
Clearwater Paper @†	25,400	1,642,618
Domtar	45,500	1,689,415
Eastman Chemical	15,700	1,062,576
KapStone Paper & Packaging	208,500	3,944,820
Packaging Corp of America	24,100	1,958,366
PolyOne	113,800	3,847,578
Reliance Steel & Aluminum	21,500	1,548,645
Schweitzer-Mauduit International	32,700	1,260,912
Sensient Technologies	27,400	2,076,920
Stepan	26,600	1,932,756

		28,071,741

Real Estate – 9.98%
Alexandria Real Estate Equities	42,192	4,589,224
Brandywine Realty Trust	249,400	3,895,628
CBL & Associates Properties	63,700	773,318
City Office REIT (Canada)	10,200	129,846
Corporate Office Properties Trust	39,400	1,116,990
Franklin Street Properties	70,484	888,098
Getty Realty	63,200	1,512,376
Highwoods Properties	53,900	2,809,268
Hospitality Properties Trust	104,300	3,099,796
Hudson Pacific Properties	59,400	1,952,478
Lexington Realty Trust	201,200	2,072,360
Mack-Cali Realty	69,300	1,886,346
Medical Properties Trust	157,100	2,320,367
One Liberty Properties	51,900	1,253,904
Piedmont Office Realty Trust	58,900	1,282,253
Preferred Apartment Communities	33,100	447,181
PS Business Parks	36,400	4,133,948
Select Income REIT	88,800	2,388,720
STAG Industrial	123,900	3,036,789
Summit Hotel Properties @	162,100	2,133,236

		41,722,126

Telecommunication Services – 0.84%
Inteliquent	82,300	1,328,322

	Number of shares	Value (U.S. $)

Common Stock (continued)

Telecommunication Services (continued)
Iridium Communications †	178,100	$1,444,391
magicJack VocalTec (Israel) †	123,200	750,288

		3,523,001

Utilities – 4.60%
AES	97,300	1,250,305
Alliant Energy	114,232	4,376,228
CenterPoint Energy	142,200	3,303,306
IDACORP	24,800	1,941,344
NorthWestern	69,542	4,000,751
OGE Energy	115,900	3,664,758
Otter Tail	20,383	705,048

		19,241,740

Total Common Stock (cost $362,792,665)		414,572,222

	Principal amount°

Short-Term Investments – 0.23%

Discount Notes – 0.05%≠
Federal Home Loan Bank
0.275% 10/12/16	42,370	42,368
0.28% 10/20/16	41,539	41,536
0.285% 11/10/16	25,816	25,811
0.30% 11/3/16	41,539	41,532
0.31% 1/25/17	44,616	44,579

		195,826

Repurchase Agreements – 0.18%
Bank of America Merrill Lynch 0.39%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $209,164 (collateralized by U.S. government obligations 0.125% 4/15/21; market value $213,345)	209,162	209,162
Bank of Montreal 0.38%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $348,614 (collateralized by U.S. government obligations 0.00%–4.625% 11/10/16–2/15/45; market value $355,575)	348,603	348,603

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $202,243 (collateralized by U.S. government obligations 0.00%–2.625% 10/31/17–8/15/40; market value $206,280)	202,235	$202,235

		760,000

U.S. Treasury Obligation – 0.00%≠
U.S. Treasury Bill 0.23% 10/6/16	7,697	7,697

		7,697

Total Short-Term Investments (cost $963,503)		963,523

Total Value of Securities – 99.43% (cost $363,756,168)		$415,535,745

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $6,697,153, which represents 1.60% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

69

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2016 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value[1,2]	$2,385,330,417	$575,450,963	$1,462,984,331	$1,338,950,655	$424,031,235	$414,572,222
Short-term investments, at value[3]	22,063,780	4,908,828	25,702,000	21,168,604	12,245,270	963,523
Short-term investments held as collateral for loaned securities, at value[4]	—	22,201,280	—	—	—	—
Cash	32,707,578	179,622	447,265	1,019,068	30,537	—
Cash collateral due from brokers	4,593,583	—	—	—	—	—
Foreign currencies, at value[5]	2,235,423	377,479	—	20,136	—	—
Receivable for securities sold	174,896,874	8,306,666	14,238,773	4,678,778	1,924,898	3,538,022
Dividends and interest receivable	14,085,738	2,438,694	655,918	2,303,315	122,299	648,294
Receivable for fund shares sold	3,845,424	588,446	1,734,650	1,617,113	597,675	619,034
Unrealized appreciation on foreign currency exchange contracts	1,936,479	629	—	—	—	—
Variation margin due from broker on interest rate swap contracts	1,521,548	—	—	—	—	—
Unrealized appreciation on credit default swap contracts	696,542	—	—	—	—	—
Swap payments receivable	133,605	—	—	—	—	—
Unrealized appreciation on interest rate swap contracts	7,926	—	—	—	—	—
Securities lending income receivable	—	11,205	—	—	—	—
Upfront payments paid on interest rate swap contracts	488,962	—	—	—	—	—
Upfront payments paid on credit default swap contracts	87,773	—	—	—	—	—
Other assets[6]	415,737	—	—	—	—	—

Total assets	2,645,047,389	614,463,812	1,505,762,937	1,369,757,669	438,951,914	420,341,095

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Reverse repurchase agreement payable	$4,906,125	$—	$—	$—	$—	$—
Options written, at value[7]	71,528	—	—	—	—	—
Cash overdraft	—	—	—	—	—	1,103,161
Payable for securities purchased	549,242,661	7,324,083	9,281,358	3,505,567	1,726,835	430,656
Cash collateral due to brokers	2,205,000	—	—	—	—	—
Payable for fund shares redeemed	1,857,601	667,272	1,549,684	1,363,359	438,060	450,834
Swap payments payable	1,444,849	—	—	—	—	—
Variation margin receivable on futures contracts	1,015,986	—	—	—	—	—
Dividend disbursing and transfer agent fees payable	338,499	96,153	244,030	225,071	71,718	68,834
Variation margin due to broker on central cleared credit default swap contracts	33,443	—	—	—	—	—
Interest payable for reverse repurchase agreements	471	—	—	—	—	—
Obligation to return securities lending collateral	—	22,201,280	—	—	—	—
Unrealized depreciation of foreign currency exchange contract	1,327,432	316	—	—	—	—
Investment management fees payable to affiliates	907,105	370,890	868,201	781,185	328,298	274,697
Other accrued expenses	383,605	145,209	208,691	171,726	45,065	43,999
Administration expenses payable to affiliates	149,296	55,946	116,232	109,596	43,031	41,301
Trustees’ fees and expenses payable	45,511	13,125	33,206	30,446	9,754	9,332
Accounting fees payable to affiliates	12,067	3,428	8,699	8,023	2,557	2,454
Distribution fees payable to affiliates	126,478	27,461	96,451	88,069	15,149	12,964
Unrealized depreciation on interest rate swap contracts	16,815,381	—	—	—	—	—
Upfront receipts on interest rate swap contracts	3,949,154	—	—	—	—	—
Upfront receipts on credit default swap contracts	1,493,828	—	—	—	—	—
Unrealized depreciation on credit default swap contracts	167,738	—	—	—	—	—
Bond proceeds payable[6]	1,385,788	—	—	—	—	—
Other liabilities	3,950	145,725	—	—	—	—

Total liabilities	587,883,496	31,050,888	12,406,552	6,283,042	2,680,467	2,438,232

Total Net Assets	$2,057,163,893	$583,412,924	$1,493,356,385	$1,363,474,627	$436,271,447	$417,902,863

Net Assets Consist of:
Paid-in capital	$2,023,638,994	$594,269,818	$1,224,730,840	$1,079,598,518	$408,220,814	$376,830,891
Undistributed (accumulated) net investment income (loss)	28,826,333	5,504,822	(2,741,330)	11,714,105	(3,143,766)	1,939,641
Accumulated net realized gain (loss)	(14,955,608)	(27,024,808)	31,563,538	(3,867,938)	(13,224,366)	(12,647,246)
Net unrealized appreciation of investments	40,174,202	10,703,570	239,804,759	276,046,500	44,418,765	51,779,577
Net unrealized depreciation of foreign currencies	(82,744)	(40,791)	(1,422)	(16,558)	—	—
Net unrealized appreciation of foreign currency exchange contracts	609,047	313	—	—	—	—
Net unrealized depreciation of futures contracts	(4,998,810)	—	—	—	—	—
Net unrealized appreciation of written option contracts	43,366	—	—	—	—	—
Net unrealized depreciation of swap contracts	(16,090,887)	—	—	—	—	—

Total Net Assets	$2,057,163,893	$583,412,924	$1,493,356,385	$1,363,474,627	$436,271,447	$417,902,863

(continues	)	71

Statements of assets and liabilities

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value
Class A:
Net assets	$38,349,694	$9,224,134	$33,505,023	$29,895,894	$5,401,768	$4,398,703
Shares of beneficial interest outstanding, unlimited authorization, no par	3,974,510	792,301	2,106,464	1,874,081	446,012	357,997
Net asset value per share	$9.65	$11.64	$15.91	$15.95	$12.11	$12.29
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.10	$12.35	$16.88	$16.92	$12.85	$13.04

Class C:
Net assets	$142,460,373	$30,658,004	$108,236,254	$97,832,925	$16,842,438	$14,437,296
Shares of beneficial interest outstanding, unlimited authorization, no par	14,835,523	2,706,205	7,667,331	6,215,116	1,590,616	1,324,108
Net asset value per share	$9.60	$11.33	$14.12	$15.74	$10.59	$10.90

Institutional Class:
Net assets	$1,876,353,826	$543,530,786	$1,351,615,108	$1,235,745,808	$414,027,241	$399,066,864
Shares of beneficial interest outstanding, unlimited authorization, no par	194,310,907	46,324,602	80,606,573	77,222,451	32,103,171	30,765,562
Net asset value per share	$9.66	$11.73	$16.77	$16.00	$12.90	$12.97

[1]Investments, at cost	$2,345,506,019	$564,601,796	$1,223,179,572	$1,062,904,797	$379,612,895	$362,792,665
[2]Including securities on loan	—	26,210,316	—	—	—	—
[3]Short-term investments, at cost	22,062,172	4,908,700	25,702,000	21,167,962	12,244,845	963,503
[4]Short-term investments held as collateral for loaned securities, at cost	—	22,201,280	—	—	—	—
[5]Foreign currencies, at cost	2,243,163	375,838	—	20,090	—	—
[6]See Note 10 in “Notes to financial statements.”	(970,052)	—	—	—	—	—
[7]Premium received	(463,124)	—	—	—	—	—

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Optimum Fund Trust

Six months ended September 30, 2016 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$33,479,112	$6,268	$49,440	$42,225	$6,339	$8,617
Dividends	100,528	8,787,342	7,419,959	16,388,190	976,841	4,827,416
Securities lending income	—	90,374	—	—	—	—
Foreign tax withheld	(15,234)	(793,288)	(15,706)	(83,698)	(2,936)	(1,358)

	33,564,406	8,090,696	7,453,693	16,346,717	980,244	4,834,675

Expenses:
Management fees	5,624,998	2,250,098	5,521,644	4,830,712	2,365,662	2,122,878
Distribution expenses — Class A	49,368	11,524	42,214	38,369	6,545	5,469
Distribution expenses — Class C	746,950	155,893	557,339	510,360	84,839	74,274
Dividend disbursing and transfer agent fees and expenses	2,113,160	595,232	1,518,285	1,399,548	441,772	430,680
Administration expenses	918,483	339,670	711,717	670,945	258,072	251,361
Accounting fees	379,751	106,108	272,529	251,063	78,262	76,227
Reports and statements to shareholders expenses	177,679	59,814	142,113	124,826	44,653	73,186
Custodian fees	109,451	77,795	33,607	29,711	20,620	8,204
Trustees’ fees and expenses	104,053	29,348	74,702	68,606	21,796	21,062
Professional fees	85,303	38,049	51,637	45,928	23,677	23,079
Pricing fees	69,768	14,218	737	729	374	251
Registration fees	47,754	37,752	52,752	37,753	32,894	37,260
Insurance fees	20,688	4,916	15,119	12,216	5,023	4,747
Interest expense	1,261	—	—	—	—	—
Tax services	883	20,839	1,543	408	400	265
Other	13,614	5,318	10,391	9,625	4,933	5,349

	10,463,164	3,746,574	9,006,329	8,030,799	3,389,522	3,134,292
Less expenses waived	(64,547)	—	(219,532)	(32,189)	(421,860)	(406,550)
Less expense paid indirectly	(414)	(412)	(460)	(462)	(449)	(453)

Total operating expenses	10,398,203	3,746,162	8,786,337	7,998,148	2,967,213	2,727,289

Net Investment Income (Loss)	23,166,203	4,344,534	(1,332,644)	8,348,569	(1,986,969)	2,107,386

(continues	)	73

Statements of operations

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$24,954,863	$790,063	$28,533,575	$34,593,249	$6,315,099	$14,063,346
Foreign currencies	(2,142,089)	340,970	218	(15,451)	(4,755)	—
Foreign currency exchange contracts	(4,641,861)	(168,267)	253	2,064	(15,293)	—
Futures contracts	530,953	—	—	—	—	—
Options purchased	(437,223)	—	—	—	—	—
Options written	1,706,480	—	—	—	—	—
Swap contracts	(2,076,794)	—	—	—	—	—

Net realized gain	17,894,329	962,766	28,534,046	34,579,862	6,295,051	14,063,346

Net change in unrealized appreciation (depreciation) of:
Investments[2]	25,492,189	31,217,153	64,345,787	32,659,534	38,654,457	9,566,086
Foreign currencies	16,361	(46,092)	(234)	(8,004)	183	—
Foreign currency exchange contracts	3,167,073	334	—	—	—	—
Futures contracts	(2,962,638)	—	—	—	—	—
Options purchased	466,832	—	—	—	—	—
Options written	(423,595)	—	—	—	—	—
Swap contracts	(4,954,508)	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	20,801,714	31,171,395	64,345,553	32,651,530	38,654,640	9,566,086

Net Realized and Unrealized Gain	38,696,043	32,134,161	92,879,599	67,231,392	44,949,691	23,629,432

Net Increase in Net Assets Resulting from Operations	$61,862,246	$36,478,695	$91,546,955	$75,579,961	$42,962,722	$25,736,818

[1]Includes $25,140 capital gain taxes paid for Optimum Fixed Income Fund.

[2]Includes $3,821 and $145,725 capital gain taxes accrued for Optimum Fixed Income Fund and Optimum International Fund, respectively.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,166,203	$47,403,894	$4,344,534	$5,015,942
Net realized gain (loss)	17,894,329	(27,629,119)	962,766	(10,956,221)
Net change in unrealized appreciation (depreciation)	20,801,714	(30,091,919)	31,171,395	(23,203,947)

Net increase (decrease) in net assets resulting from operations	61,862,246	(10,317,144)	36,478,695	(29,144,226)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(1,085,313)	—	(50,629)
Class C	—	(3,029,706)	—	—
Institutional Class	—	(54,756,893)	—	(4,309,148)

Net realized gain:
Class A	—	(85,457)	—	—
Class C	—	(332,935)	—	—
Institutional Class	—	(3,939,345)	—	—

	—	(63,229,649)	—	(4,359,777)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,281,379	4,608,270	446,286	1,203,348
Class C	4,318,885	20,019,238	867,471	4,103,792
Institutional Class	212,187,836	480,837,856	44,962,864	183,077,658

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,167,080	—	50,419
Class C	—	3,361,112	—	—
Institutional Class	—	58,657,351	—	4,306,426

	217,788,100	568,650,907	46,276,621	192,741,643

Cost of shares redeemed:
Class A	(3,615,686)	(7,872,126)	(908,504)	(1,788,908)
Class C	(18,874,139)	(30,460,309)	(3,778,063)	(5,982,044)
Institutional Class	(285,582,968)	(406,639,728)	(77,605,222)	(92,688,776)

	(308,072,793)	(444,972,163)	(82,291,789)	(100,459,728)

Increase (decrease) in net assets derived from capital share transactions	(90,284,693)	123,678,744	(36,015,168)	92,281,915

Net Increase (Decrease) in Net Assets	(28,422,447)	50,131,951	463,527	58,777,912

Net Assets:
Beginning of period	2,085,586,340	2,035,454,389	582,949,397	524,171,485

End of period	$2,057,163,893	$2,085,586,340	$583,412,924	$582,949,397

Undistributed net investment income	$28,826,333	$5,660,130	$5,504,822	$1,160,288

See accompanying notes, which are an integral part of the financial statements.

(continues	)	75

Statements of changes in net assets

Optimum Fund Trust

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,332,644)	$(7,209,710)	$8,348,569	$15,708,179
Net realized gain	28,534,046	96,753,459	34,579,862	1,430,982
Net change in unrealized appreciation (depreciation)	64,345,553	(122,893,611)	32,651,530	(75,770,012)

Net increase (decrease) in net assets resulting from operations	91,546,955	(33,349,862)	75,579,961	(58,630,851)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	—	(321,261)
Class C	—	—	—	(274,376)
Institutional Class	—	—	—	(14,327,950)

Net realized gain:
Class A	—	(3,719,537)	—	—
Class C	—	(13,957,426)	—	—
Institutional Class	—	(136,563,101)	—	—

	—	(154,240,064)	—	(14,923,587)

Capital Share Transactions:
Proceeds from shares sold:
Class A	996,064	2,170,167	1,059,790	2,199,582
Class C	2,179,554	8,435,040	2,370,346	8,104,091
Institutional Class	121,718,935	290,002,877	220,123,960	254,483,230

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	3,677,396	—	317,257
Class C	—	13,948,506	—	274,091
Institutional Class	—	136,409,018	—	14,310,905

	124,894,553	454,643,004	223,554,096	279,689,156

Cost of shares redeemed:
Class A	(3,316,308)	(8,356,642)	(3,289,681)	(6,085,917)
Class C	(15,087,406)	(27,572,016)	(13,250,559)	(20,750,036)
Institutional Class	(209,710,756)	(317,836,544)	(182,920,659)	(220,344,722)

	(228,114,470)	(353,765,202)	(199,460,899)	(247,180,675)

Increase (decrease) in net assets derived from capital share transactions	(103,219,917)	100,877,802	24,093,197	32,508,481

Net Increase (Decrease) in Net Assets	(11,672,962)	(86,712,124)	99,673,158	(41,045,957)

Net Assets:
Beginning of period	1,505,029,347	1,591,741,471	1,263,801,469	1,304,847,426

End of period	$1,493,356,385	$1,505,029,347	$1,363,474,627	$1,263,801,469

Undistributed (accumulated) net investment income (loss)	$(2,741,330)	$(1,408,686)	$11,714,105	$3,365,536

See accompanying notes, which are an integral part of the financial statements.

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,986,969)	$(4,546,430)	$2,107,386	$(655,163)
Net realized gain (loss)	6,295,051	22,927,598	14,063,346	(16,532,077)
Net change in unrealized appreciation (depreciation)	38,654,640	(111,069,637)	9,566,086	(45,591,581)

Net increase (decrease) in net assets resulting from operations	42,962,722	(92,688,469)	25,736,818	(62,778,821)

Dividends and Distributions to Shareholders from:

Return of capital:
Class A	—	(108)	—	(325)
Class C	—	(416)	—	(1,284)
Institutional Class	—	(8,917)	—	(31,607)

Net realized gain:
Class A	—	(848,264)	—	(181,566)
Class C	—	(3,111,096)	—	(716,111)
Institutional Class	—	(64,692,634)	—	(16,831,364)

	—	(68,661,435)	—	(17,762,257)

Capital Share Transactions:
Proceeds from shares sold:
Class A	292,719	451,922	290,299	413,183
Class C	426,125	1,541,727	415,118	1,260,654
Institutional Class	41,556,528	118,186,291	40,532,368	116,775,502

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	837,719	—	181,312
Class C	—	3,109,916	—	716,788
Institutional Class	—	64,636,607	—	16,847,228

	42,275,372	188,764,182	41,237,785	136,194,667

Cost of shares redeemed:
Class A	(458,291)	(1,341,729)	(469,198)	(923,567)
Class C	(2,192,586)	(3,951,373)	(1,993,923)	(3,003,693)
Institutional Class	(109,011,250)	(117,328,470)	(107,196,715)	(115,400,981)

	(111,662,127)	(122,621,572)	(109,659,836)	(119,328,241)

Increase (decrease) in net assets derived from capital share transactions	(69,386,755)	66,142,610	(68,422,051)	16,866,426

Net Decrease in Net Assets	(26,424,033)	(95,207,294)	(42,685,233)	(63,674,652)

Net Assets:
Beginning of period	462,695,480	557,902,774	460,588,096	524,262,748

End of period	$436,271,447	$462,695,480	$417,902,863	$460,588,096

Accumulated net investment loss	$(3,143,766)	$(1,156,797)	$1,939,641	$(167,745)

See accompanying notes, which are an integral part of the financial statements.

(continues	)	77

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$9.370	$9.720	$9.540	$9.850	$9.710	$9.550

Income (loss) from investment operations:
Net investment income[2]	0.098	0.202	0.203	0.213	0.225	0.293
Net realized and unrealized gain (loss)	0.182	(0.278)	0.194	(0.353)	0.302	0.338

Total from investment operations	0.280	(0.076)	0.397	(0.140)	0.527	0.631

Less dividends and distributions from:
Net investment income	—	(0.254)	(0.217)	(0.142)	(0.172)	(0.342)
Net realized gain	—	(0.020)	—	(0.028)	(0.215)	(0.129)

Total dividends and distributions	—	(0.274)	(0.217)	(0.170)	(0.387)	(0.471)

Net asset value, end of period	$9.650	$9.370	$9.720	$9.540	$9.850	$9.710

Total return[3]	2.88%	(0.63% )	4.21%	(1.40% )	5.47%	6.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,350	$39,545	$43,144	$43,241	$41,210	$40,620
Ratio of expenses to average net assets	1.17%	1.23%	1.17%	1.31%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived	1.17%	1.23%	1.17%	1.34%	1.40%	1.44%
Ratio of net investment income to average net assets	2.05%	2.13%	2.11%	2.24%	2.27%	3.01%
Ratio of net investment income to average net assets prior to fees waived	2.05%	2.13%	2.11%	2.21%	2.22%	2.92%
Portfolio turnover[4]	189%	536%	482%	323%	208%	211%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2016, 2015, and 2014.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$9.370	$9.710	$9.530	$9.840	$9.710	$9.540

Income (loss) from investment operations:
Net investment income[2]	0.062	0.131	0.131	0.148	0.161	0.229
Net realized and unrealized gain (loss)	0.168	(0.269)	0.194	(0.351)	0.292	0.350

Total from investment operations	0.230	(0.138)	0.325	(0.203)	0.453	0.579

Less dividends and distributions from:
Net investment income	—	(0.182)	(0.145)	(0.079)	(0.108)	(0.280)
Net realized gain	—	(0.020)	—	(0.028)	(0.215)	(0.129)

Total dividends and distributions	—	(0.202)	(0.145)	(0.107)	(0.323)	(0.409)

Net asset value, end of period	$9.600	$9.370	$9.710	$9.530	$9.840	$9.710

Total return[3]	2.46%	(1.39% )	3.44%	(2.06% )	4.69%	6.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,460	$153,266	$166,154	$161,353	$155,728	$154,778
Ratio of expenses to average net assets	1.92%	1.98%	1.92%	1.99%	2.00%	2.00%
Ratio of expenses to average net assets prior to fees waived	1.92%	1.98%	1.92%	2.02%	2.05%	2.09%
Ratio of net investment income to average net assets	1.30%	1.38%	1.36%	1.56%	1.62%	2.36%
Ratio of net investment income to average net assets prior to fees waived	1.30%	1.38%	1.36%	1.53%	1.57%	2.27%
Portfolio turnover[4]	189%	536%	482%	323%	208%	211%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2016, 2015, and 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	79

Financial highlights

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$9.370	$9.720	$9.540	$9.850	$9.710	$9.550

Income (loss) from investment operations:
Net investment income[2]	0.110	0.226	0.227	0.244	0.260	0.327
Net realized and unrealized gain (loss)	0.180	(0.278)	0.194	(0.350)	0.301	0.338

Total from investment operations	0.290	(0.052)	0.421	(0.106)	0.561	0.665

Less dividends and distributions from:
Net investment income	—	(0.278)	(0.241)	(0.176)	(0.206)	(0.376)
Net realized gain	—	(0.020)	—	(0.028)	(0.215)	(0.129)

Total dividends and distributions	—	(0.298)	(0.241)	(0.204)	(0.421)	(0.505)

Net asset value, end of period	$9.660	$9.370	$9.720	$9.540	$9.850	$9.710

Total return[3]	3.10%	(0.48% )	4.47%	(1.05% )	5.72%	7.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,876,354	$1,892,775	$1,826,156	$1,509,156	$1,297,154	$1,014,595
Ratio of expenses to average net assets	0.92%	0.98%	0.92%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived	0.92%	0.98%	0.92%	1.02%	1.05%	1.09%
Ratio of net investment income to average net assets	2.30%	2.38%	2.36%	2.56%	2.62%	3.36%
Ratio of net investment income to average net assets prior to fees waived	2.30%	2.38%	2.36%	2.53%	2.57%	3.27%
Portfolio turnover[4]	189%	536%	482%	323%	208%	211%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ‘s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2016, 2015, and 2014.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$10.950	$11.660	$12.570	$10.970	$10.420	$11.200

Income (loss) from investment operations:
Net investment income[2]	0.073	0.083	0.062	0.142	0.185	0.192
Net realized and unrealized gain (loss)	0.617	(0.734)	(0.846)	1.540	0.620	(0.790)

Total from investment operations	0.690	(0.651)	(0.784)	1.682	0.805	(0.598)

Less dividends and distributions from:
Net investment income	—	(0.059)	(0.126)	(0.082)	(0.255)	(0.182)

Total dividends and distributions	—	(0.059)	(0.126)	(0.082)	(0.255)	(0.182)

Net asset value, end of period	$11.640	$10.950	$11.660	$12.570	$10.970	$10.420

Total return[3]	6.30%	(5.58% )	(6.25% )	15.31%	8.10%	(5.30% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,224	$9,117	$10,291	$11,277	$9,553	$9,318
Ratio of expenses to average net assets	1.48%	1.56%	1.47%	1.68%	1.75%	1.75%
Ratio of expenses to average net assets prior to fees waived	1.48%	1.56%	1.47%	1.68%	1.84%	1.84%
Ratio of net investment income to average net assets	1.30%	0.74%	0.51%	1.20%	1.81%	1.84%
Ratio of net investment income to average net assets prior to fees waived	1.30%	0.74%	0.51%	1.20%	1.72%	1.75%
Portfolio turnover	38%	47%	117%	126%	70%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	81

Financial highlights

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16		3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$10.690	$11.410		$12.290	$10.760	$10.230	$10.950

Income (loss) from investment operations:
Net investment income (loss)[2]	0.030	(0.001)		(0.028)	0.061	0.116	0.122
Net realized and unrealized gain (loss)	0.610	(0.719)		(0.832)	1.512	0.606	(0.773)

Total from investment operations	0.640	(0.720)		(0.860)	1.573	0.722	(0.651)

Less dividends and distributions from:
Net investment income	—	—		(0.020)	(0.043)	(0.192)	(0.069)

Total dividends and distributions	—	—		(0.020)	(0.043)	(0.192)	(0.069)

Net asset value, end of period	$11.330	$10.690		$11.410	$12.290	$10.760	$10.230

Total return[3]	5.99%	(6.31%	)	(7.00% )	14.56%	7.37%	(5.94% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,658	$31,777		$35,996	$37,893	$32,064	$32,995
Ratio of expenses to average net assets	2.23%	2.31%		2.22%	2.36%	2.40%	2.40%
Ratio of expenses to average net assets prior to fees waived	2.23%	2.31%		2.22%	2.36%	2.49%	2.49%
Ratio of net investment income (loss) to average net assets	0.55%	(0.01%	)	(0.24% )	0.52%	1.16%	1.19%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.55%	(0.01%	)	(0.24% )	0.52%	1.07%	1.10%
Portfolio turnover	38%	47%		117%	126%	70%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$11.020	$11.740	$12.660	$11.050	$10.490	$11.300

Income (loss) from investment operations:
Net investment income[2]	0.087	0.111	0.093	0.182	0.223	0.229
Net realized and unrealized gain (loss)	0.623	(0.743)	(0.856)	1.551	0.627	(0.793)

Total from investment operations	0.710	(0.632)	(0.763)	1.733	0.850	(0.564)

Less dividends and distributions from:
Net investment income	—	(0.088)	(0.157)	(0.123)	(0.290)	(0.246)

Total dividends and distributions	—	(0.088)	(0.157)	(0.123)	(0.290)	(0.246)

Net asset value, end of period	$11.730	$11.020	$11.740	$12.660	$11.050	$10.490

Total return[3]	6.44%	(5.38% )	(6.04% )	15.79%	8.41%	(4.93% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$543,531	$542,055	$477,884	$589,098	$426,258	$252,539
Ratio of expenses to average net assets	1.23%	1.31%	1.22%	1.36%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.23%	1.31%	1.22%	1.36%	1.49%	1.49%
Ratio of net investment income to average net assets	1.55%	0.99%	0.76%	1.52%	2.16%	2.19%
Ratio of net investment income to average net assets prior to fees waived	1.55%	0.99%	0.76%	1.52%	2.07%	2.10%
Portfolio turnover	38%	47%	117%	126%	70%	50%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	83

Financial highlights

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$14.970	$17.000	$16.390	$14.530	$13.480	$12.430

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.027)	(0.102)	(0.083)	(0.099)	0.014	(0.040)
Net realized and unrealized gain (loss)	0.967	(0.200)	2.711	3.631	1.042	1.090

Total from investment operations	0.940	(0.302)	2.628	3.532	1.056	1.050

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.006)	—
Net realized gain	—	(1.728)	(2.018)	(1.672)	—	—

Total dividends and distributions	—	(1.728)	(2.018)	(1.672)	(0.006)	—

Net asset value, end of period	$15.910	$14.970	$17.000	$16.390	$14.530	$13.480

Total return[3]	6.28%	(2.27% )	17.27%	25.17%	7.76%	8.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,505	$33,787	$40,790	$39,044	$34,182	$34,170
Ratio of expenses to average net assets	1.34%	1.42%	1.37%	1.54%	1.60%	1.61%
Ratio of expenses to average net assets prior to fees waived	1.37%	1.44%	1.37%	1.55%	1.63%	1.64%
Ratio of net investment income (loss) to average net assets	(0.35% )	(0.62% )	(0.50% )	(0.62% )	0.10%	(0.34%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.38% )	(0.64% )	(0.50% )	(0.63% )	0.07%	(0.37%	)
Portfolio turnover	24%	88%	86%	98%	102%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13		3/31/12
	(Unaudited)
Net asset value, beginning of period	$13.340	$15.440	$15.160	$13.630	$12.720		$11.820

Income (loss) from investment operations:
Net investment loss[2]	(0.075)	(0.203)	(0.189)	(0.192)	(0.069)		(0.112)
Net realized and unrealized gain (loss)	0.855	(0.169)	2.487	3.394	0.979		1.012

Total from investment operations	0.780	(0.372)	2.298	3.202	0.910		0.900

Less dividends and distributions from:
Net realized gain	—	(1.728)	(2.018)	(1.672)	—		—

Total dividends and distributions	—	(1.728)	(2.018)	(1.672)	—		—

Net asset value, end of period	$14.120	$13.340	$15.440	$15.160	$13.630		$12.720

Total return[3]	5.85%	(2.98% )	16.44%	24.27%	7.15%		7.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,236	$114,907	$137,892	$127,540	$115,242		$120,183
Ratio of expenses to average net assets	2.09%	2.17%	2.12%	2.22%	2.25%		2.26%
Ratio of expenses to average net assets prior to fees waived	2.12%	2.19%	2.12%	2.23%	2.28%		2.29%
Ratio of net investment loss to average net assets	(1.10% )	(1.37% )	(1.25% )	(1.30% )	(0.55%	)	(0.99%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.13% )	(1.39% )	(1.25% )	(1.31% )	(0.58%	)	(1.02%	)
Portfolio turnover	24%	88%	86%	98%	102%		89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	85

Financial highlights

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$15.760	$17.760	$17.000	$14.970	$13.880	$12.760

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	(0.064)	(0.044)	(0.049)	0.062	0.002
Net realized and unrealized gain (loss)	1.018	(0.208)	2.822	3.754	1.068	1.118

Total from investment operations	1.010	(0.272)	2.778	3.705	1.130	1.120

Less dividends and distributions from:
Net investment income	—	—	—	(0.003)	(0.040)	—
Net realized gain	—	(1.728)	(2.018)	(1.672)	—	—
Total dividends and distributions	—	(1.728)	(2.018)	(1.675)	(0.040)	—

Net asset value, end of period	$16.770	$15.760	$17.760	$17.000	$14.970	$13.880

Total return[3]	6.41%	(2.00% )	17.55%	25.51%	8.25%	8.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,351,615	$1,356,335	$1,413,059	$1,026,377	$728,104	$650,869
Ratio of expenses to average net assets	1.09%	1.17%	1.12%	1.22%	1.25%	1.26%
Ratio of expenses to average net assets prior to fees waived	1.12%	1.19%	1.12%	1.23%	1.28%	1.29%
Ratio of net investment income (loss) to average net assets	(0.10% )	(0.37% )	(0.25% )	(0.30% )	0.45%	0.01%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.13% )	(0.39% )	(0.25% )	(0.31% )	0.42%	(0.02%	)
Portfolio turnover	24%	88%	86%	98%	102%	89%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$15.130	$16.010	$15.360	$12.900	$11.750	$11.060

Income (loss) from investment operations:
Net investment income[2]	0.081	0.165	0.124	0.157	0.173	0.133
Net realized and unrealized gain (loss)	0.739	(0.890)	0.692	2.399	1.259	0.635

Total from investment operations	0.820	(0.725)	0.816	2.556	1.432	0.768

Less dividends and distributions from:
Net investment income	—	(0.155)	(0.166)	(0.096)	(0.282)	(0.078)

Total dividends and distributions	—	(0.155)	(0.166)	(0.096)	(0.282)	(0.078)

Net asset value, end of period	$15.950	$15.130	$16.010	$15.360	$12.900	$11.750

Total return[3]	5.42%	(4.54% )	5.34%	19.96%	12.48%	7.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,896	$30,502	$35,952	$37,299	$32,995	$31,478
Ratio of expenses to average net assets	1.33%	1.40%	1.33%	1.50%	1.57%	1.57%
Ratio of expenses to average net assets prior to fees waived	1.33%	1.41%	1.33%	1.51%	1.59%	1.60%
Ratio of net investment income to average net assets	1.04%	1.07%	0.79%	1.12%	1.48%	1.25%
Ratio of net investment income to average net assets prior to fees waived	1.04%	1.06%	0.79%	1.11%	1.46%	1.22%
Portfolio turnover	20%	39%	35%	37%	49%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	87

Financial highlights

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$14.990	$15.850	$15.220	$12.780	$11.590	$10.930

Income (loss) from investment operations:
Net investment income[2]	0.022	0.049	0.007	0.061	0.096	0.063
Net realized and unrealized gain (loss)	0.728	(0.871)	0.674	2.389	1.254	0.612

Total from investment operations	0.750	(0.822)	0.681	2.450	1.350	0.675

Less dividends and distributions from:
Net investment income	—	(0.038)	(0.051)	(0.010)	(0.160)	(0.015)

Total dividends and distributions	—	(0.038)	(0.051)	(0.010)	(0.160)	(0.015)

Net asset value, end of period	$15.740	$14.990	$15.850	$15.220	$12.780	$11.590

Total return[3]	5.00%	(5.19% )	4.48%	19.17%	11.85%	6.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,833	$103,693	$122,772	$123,541	$111,806	$111,557
Ratio of expenses to average net assets	2.08%	2.15%	2.08%	2.18%	2.22%	2.22%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.16%	2.08%	2.19%	2.24%	2.25%
Ratio of net investment income to average net assets	0.29%	0.32%	0.04%	0.44%	0.83%	0.60%
Ratio of net investment income to average net assets prior to fees waived	0.29%	0.31%	0.04%	0.43%	0.81%	0.57%
Portfolio turnover	20%	39%	35%	37%	49%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$15.160	$16.040	$15.390	$12.920	$11.800	$11.110

Income (loss) from investment operations:
Net investment income[2]	0.101	0.204	0.165	0.203	0.214	0.171
Net realized and unrealized gain (loss)	0.739	(0.890)	0.690	2.410	1.255	0.631

Total from investment operations	0.840	(0.686)	0.855	2.613	1.469	0.802

Less dividends and distributions from:
Net investment income	—	(0.194)	(0.205)	(0.143)	(0.349)	(0.112)

Total dividends and distributions	—	(0.194)	(0.205)	(0.143)	(0.349)	(0.112)

Net asset value, end of period	$16.000	$15.160	$16.040	$15.390	$12.920	$11.800

Total return[3]	5.54%	(4.29% )	5.60%	20.31%	12.92%	7.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,235,746	$1,129,606	$1,146,123	$1,002,553	$730,785	$617,485
Ratio of expenses to average net assets	1.08%	1.15%	1.08%	1.18%	1.22%	1.22%
Ratio of expenses to average net assets prior to fees waived	1.08%	1.16%	1.08%	1.19%	1.24%	1.25%
Ratio of net investment income to average net assets	1.29%	1.32%	1.04%	1.44%	1.83%	1.60%
Ratio of net investment income to average net assets prior to fees waived	1.29%	1.31%	1.04%	1.43%	1.81%	1.57%
Portfolio turnover	20%	39%	35%	37%	49%	57%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	89

Financial highlights

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$10.950	$15.370	$15.570	$14.260	$13.000	$13.900

Income (loss) from investment operations:
Net investment loss[2]	(0.065)	(0.148)	(0.164)	(0.193)	(0.079)	(0.169)
Net realized and unrealized gain (loss)	1.225	(2.264)	1.442	3.073	1.653	0.064

Total from investment operations	1.160	(2.412)	1.278	2.880	1.574	(0.105)

Less dividends and distributions from:
Return of capital	—	— [3]	—	—	—	—
Net realized gain	—	(2.008)	(1.478)	(1.570)	(0.314)	(0.795)

Total dividends and distributions	—	(2.008)	(1.478)	(1.570)	(0.314)	(0.795)

Net asset value, end of period	$12.110	$10.950	$15.370	$15.570	$14.260	$13.000

Total return[4]	10.59%	(16.77% )	8.93%	21.63%	12.50%	0.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,402	$5,040	$7,050	$7,158	$6,415	$5,989
Ratio of expenses to average net assets	1.59%	1.66%	1.63%	1.76%	1.86%	1.90%
Ratio of expenses to average net assets prior to fees waived	1.79%	1.85%	1.77%	1.96%	2.05%	2.06%
Ratio of net investment loss to average net assets	(1.13% )	(1.09% )	(1.09% )	(1.28% )	(0.62% )	(1.34% )
Ratio of net investment loss to average net assets prior to fees waived	(1.33% )	(1.28% )	(1.23% )	(1.48% )	(0.81% )	(1.50% )
Portfolio turnover	130%	104%	72%	58%	78%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $108 for Class A calculated to a de minimis amount of $0.000 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$9.610	$13.860	$14.290	$13.280	$12.220	$13.200

Income (loss) from investment operations:
Net investment loss[2]	(0.095)	(0.223)	(0.252)	(0.274)	(0.151)	(0.237)
Net realized and unrealized gain (loss)	1.075	(2.019)	1.300	2.854	1.525	0.052

Total from investment operations	0.980	(2.242)	1.048	2.580	1.374	(0.185)

Less dividends and distributions from:
Return of capital	—	— [3]	—	—	—	—
Net realized gain	—	(2.008)	(1.478)	(1.570)	(0.314)	(0.795)

Total dividends and distributions	—	(2.008)	(1.478)	(1.570)	(0.314)	(0.795)

Net asset value, end of period	$10.590	$9.610	$13.860	$14.290	$13.280	$12.220

Total return[4]	10.20%	(17.39% )	8.08%	20.82%	11.73%	(0.27% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,842	$16,972	$23,206	$22,581	$20,921	$20,992
Ratio of expenses to average net assets	2.34%	2.41%	2.38%	2.45%	2.51%	2.55%
Ratio of expenses to average net assets prior to fees waived	2.54%	2.60%	2.52%	2.65%	2.70%	2.71%
Ratio of net investment loss to average net assets	(1.88% )	(1.84% )	(1.84% )	(1.97% )	(1.27% )	(1.99% )
Ratio of net investment loss to average net assets prior to fees waived	(2.08% )	(2.03% )	(1.98% )	(2.17% )	(1.46% )	(2.15% )
Portfolio turnover	130%	104%	72%	58%	78%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $416 for Class C calculated to a de minimis amount of $0.000 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	91

Financial highlights

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$11.650	$16.170	$16.270	$14.780	$13.420	$14.270

Income (loss) from investment operations:
Net investment loss[2]	(0.054)	(0.120)	(0.132)	(0.152)	(0.036)	(0.128)
Net realized and unrealized gain (loss)	1.304	(2.392)	1.510	3.212	1.710	0.073

Total from investment operations	1.250	(2.512)	1.378	3.060	1.674	(0.055)

Less dividends and distributions from:
Return of capital	—	— [3]	—	—	—	—
Net realized gain	—	(2.008)	(1.478)	(1.570)	(0.314)	(0.795)

Total dividends and distributions	—	(2.008)	(1.478)	(1.570)	(0.314)	(0.795)

Net asset value, end of period	$12.900	$11.650	$16.170	$16.270	$14.780	$13.420

Total return[4]	10.73%	(16.54% )	9.18%	22.03%	12.94%	0.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$414,027	$440,683	$527,647	$436,823	$321,441	$321,641
Ratio of expenses to average net assets	1.34%	1.41%	1.38%	1.45%	1.51%	1.55%
Ratio of expenses to average net assets prior to fees waived	1.54%	1.60%	1.52%	1.65%	1.70%	1.71%
Ratio of net investment loss to average net assets	(0.88% )	(0.84% )	(0.84% )	(0.97% )	(0.27% )	(0.99% )
Ratio of net investment loss to average net assets prior to fees waived	(1.08% )	(1.03% )	(0.98% )	(1.17% )	(0.46% )	(1.15% )
Portfolio turnover	130%	104%	72%	58%	78%	82%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $8,916 for Institutional Class calculated to a de minimis amount of $0.000 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$11.530	$13.640	$14.880	$13.740	$12.590	$12.610

Income (loss) from investment operations:
Net investment income (loss)[2]	0.047	(0.043)	(0.092)	(0.092)	(0.027)	(0.044)
Net realized and unrealized gain (loss)	0.713	(1.579)	(0.032)	2.873	1.609	0.148

Total from investment operations	0.760	(1.622)	(0.124)	2.781	1.582	0.104

Less dividends and distributions from:
Return of capital	—	(0.001)	—	—	—	—
Net realized gain	—	(0.487)	(1.116)	(1.641)	(0.432)	(0.124)

Total dividends and distributions	—	(0.488)	(1.116)	(1.641)	(0.432)	(0.124)

Net asset value, end of period	$12.290	$11.530	$13.640	$14.880	$13.740	$12.590

Total return[3]	6.59%	(11.96% )	(0.69% )	21.85%	13.23%	1.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,399	$4,302	$5,440	$6,058	$5,711	$5,372
Ratio of expenses to average net assets	1.51%	1.61%	1.62%	1.70%	1.76%	1.79%
Ratio of expenses to average net assets prior to fees waived	1.70%	1.75%	1.68%	1.86%	1.98%	1.98%
Ratio of net investment income (loss) to average net assets	0.79%	(0.35% )	(0.65% )	(0.64% )	(0.22% )	(0.38% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.60%	(0.49% )	(0.71% )	(0.80% )	(0.44% )	(0.57% )
Portfolio turnover[4]	17%	90%	31%	33%	36%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	93

Financial highlights

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$10.270	$12.300	$13.630	$12.800	$11.830	$11.930

Income (loss) from investment operations:
Net investment income (loss)[2]	0.002	(0.122)	(0.179)	(0.175)	(0.100)	(0.113)
Net realized and unrealized gain (loss)	0.628	(1.420)	(0.035)	2.646	1.502	0.137

Total from investment operations	0.630	(1.542)	(0.214)	2.471	1.402	0.024

Less dividends and distributions from:
Return of capital	—	(0.001)	—	—	—	—
Net realized gain	—	(0.487)	(1.116)	(1.641)	(0.432)	(0.124)

Total dividends and distributions	—	(0.488)	(1.116)	(1.641)	(0.432)	(0.124)

Net asset value, end of period	$10.900	$10.270	$12.300	$13.630	$12.800	$11.830

Total return[3]	6.13%	(12.62% )	(1.45% )	21.08%	12.45%	0.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,437	$15,136	$19,245	$20,846	$20,058	$19,986
Ratio of expenses to average net assets	2.26%	2.36%	2.37%	2.40%	2.41%	2.44%
Ratio of expenses to average net assets prior to fees waived	2.45%	2.50%	2.43%	2.56%	2.63%	2.63%
Ratio of net investment income (loss) to average net assets	0.04%	(1.10% )	(1.40% )	(1.34% )	(0.87% )	(1.03% )
Ratio of net investment loss to average net assets prior to fees waived	(0.15% )	(1.24% )	(1.46% )	(1.50% )	(1.09% )	(1.22% )
Portfolio turnover[4]	17%	90%	31%	33%	36%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	9/30/16[1]	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12
	(Unaudited)
Net asset value, beginning of period	$12.160	$14.310	$15.530	$14.230	$12.990	$12.960

Income (loss) from investment operations:
Net investment income (loss)[2]	0.066	(0.013)	(0.059)	(0.050)	0.016	(0.004)
Net realized and unrealized gain (loss)	0.744	(1.649)	(0.045)	2.995	1.661	0.158

Total from investment operations	0.810	(1.662)	(0.104)	2.945	1.677	0.154

Less dividends and distributions from:
Net investment income	—	—	—	(0.004)	(0.005)	—
Net realized gain	—	(0.487)	(1.116)	(1.641)	(0.432)	(0.124)
Return of capital	—	(0.001)	—	—	—	—

Total dividends and distributions	—	(0.488)	(1.116)	(1.645)	(0.437)	(0.124)

Net asset value, end of period	$12.970	$12.160	$14.310	$15.530	$14.230	$12.990

Total return[3]	6.66%	(11.67% )	(0.53% )	22.29%	13.56%	1.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$399,067	$441,150	$499,578	$439,417	$318,758	$310,737
Ratio of expenses to average net assets	1.26%	1.36%	1.37%	1.40%	1.41%	1.44%
Ratio of expenses to average net assets prior to fees waived	1.45%	1.50%	1.43%	1.56%	1.63%	1.63%
Ratio of net investment income (loss) to average net assets	1.04%	(0.10% )	(0.40% )	(0.34% )	0.13%	(0.03% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.85%	(0.24% )	(0.46% )	(0.50% )	(0.09% )	(0.22% )
Portfolio turnover[4]	17%	90%	31%	33%	36%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	95

Notes to financial statements

Optimum Fund Trust

September 30, 2016 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves,

96

government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2013–March 31, 2016) and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2016, and matured on the next business day.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended Sept. 30, 2016, the Fund had average reverse repurchase agreements of $416,561, for which it paid interest at an average rate of 0.30%. At Sept. 30, 2016, the Fund posted $4,906,772 in securities collateral for reverse repurchase agreements, which comprised of U.S. treasury obligations.

To Be Announced Trades (TBA) — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.“ The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

(continues	)	97

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2016.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the ”Statements of operations“ under ”Dividend disbursing and transfer agent fees and expenses“ with the corresponding expense offset shown under ”Less expense paid indirectly.“ For the six months ended Sept. 30, 2016, each Fund earned the following amounts under this agreement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$414	$412	$460	$462	$449	$453

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $2.5 billion
0.4750% of net assets over $2.5 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and EARNEST Partners, LLC (EARNEST); Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc. (Alger); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon); Optimum Small-Mid Cap Growth Fund – Columbus Circle Investors (CCI) and Peregrine Capital Management (Peregrine); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Westwood Management Corp. (Westwood).

For the six months ended Sept. 30, 2016, DMC paid the following sub-advisory fees:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$1,267,968	$1,143,204	$2,677,813	$2,055,058	$935,824	$1,087,378

(continues	)	99

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements may be terminated only by agreement of DMC and the Funds.

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2016 – July 29, 2017	0.92%	1.25%	1.10%	1.08%	1.33%	1.25%
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2015 – July 29, 2016	0.92%	1.25%	1.09%	1.08%	1.34%	1.27%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Trust. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Funds’ NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC fees are calculated based on the aggregate daily net assets of the Trust at the following annual rate: 0.0075% of the first $3 billion; 0.0070% of the next $2 billion; 0.0065% of the next $2.5 billion; 0.0055% of the next $2.5 billion; and 0.0050% of aggregate average daily net assets in excess of $10 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended Sept. 30, 2016, each Fund was charged for these services as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$74,374	$20,781	$53,322	$49,170	$15,328	$14,929

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, each Fund pays DIFSC a fee at an annual rate (plus out-of-pocket expenses) of 0.120% of assets up to $500 million of the Funds’ average daily net assets; 0.095% of assets from $500 million to $1 billion; and 0.070% of assets over $1 billion.

DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.200% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual 12b1- fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

For the six months ended Sept. 30, 2016, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$20,874	$1,896	$5,150	$5,214	$1,809	$1,812

For the six months ended Sept. 30, 2016, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$8,333	$1,353	$3,951	$4,385	$661	$509

DMC, DIFSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2016, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Optimum Fixed Income Fund and Optimum Large Cap Growth Fund did not engage in securities cross trades for the six months ended Sept. 30, 2016. Pursuant to these procedures, for the six months ended Sept. 30, 2016, the Funds engaged in securities sales, which resulted in net realized gain as follows. There were no Rule 17a-7 securities purchases for the six months ended Sept. 30, 2016.

	Optimum International Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Sales	$1,540,801	$35,328,096	$1,450,689	$2,468,401
Net realized gain	2	23,135	1,309	178

3. Investments

For the six months ended Sept. 30, 2016, each Fund made purchases and sales of investments securities other than short-term investments as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Purchases other than U.S. government securities	$3,178,721,049	$214,678,914	$348,586,799	$309,738,966	$547,854,942	$70,912,840
Purchases of U.S. government securities	1,273,604,126	—	—	—	—	—
Sales other than U.S. government securities	3,113,143,631	244,313,259	451,860,242	272,880,512	614,482,934	129,576,732
Sales of U.S. government securities	1,305,021,272	—	—	—	—	—

(continues	)	101

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Cost of investments	$2,367,568,191	$591,711,776	$1,248,881,572	$1,084,072,759	$391,857,740	$363,756,168

Aggregate unrealized appreciation of investments	$60,414,779	$72,422,043	$269,828,344	$295,981,196	$57,359,831	$61,351,082
Aggregate unrealized depreciation of investments	(20,588,773)	(61,572,748)	(30,023,585)	(19,934,696)	(12,941,066)	(9,571,506)

Net unrealized appreciation of investments	$39,826,006	$10,849,295	$239,804,759	$276,046,500	$44,418,765	$51,779,576

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2016, Optimum Fixed Income Fund, Optimum Large Cap Growth, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund did not have any pre-enactment capital loss carryforwards outstanding. Capital loss carryforwards remaining at March 31, 2016 will expire as follows:

Year of Expiration	Optimum International Fund	Optimum Large Cap Value Fund
3/31/18	$4,316,656	$13,066,441

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Optimum Fixed Income Fund	$ 5,564,709	$8,459,920
Optimum International Fund	18,690,282	3,477,514

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

	Optimum Fixed Income Fund

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$842,069,509	$—	$842,069,509
Corporate Debt[1]	—	939,286,378	1,308,190	940,594,568
Foreign Debt	—	71,751,106	—	71,751,106
Municipal Bonds	—	38,340,873	—	38,340,873
Senior Secured Loans[1]	—	105,450,778	4,478,563	109,929,341
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	1,909,416	247,831	—	2,157,247
Exchange-Traded Fund	497,382	—	—	497,382
Preferred Stock[1]	977,256	4,971,386	—	5,948,642
U.S. Treasury Obligations	—	373,927,423	—	373,927,423
Short-Term Investments	—	22,063,780	—	22,063,780
Options Purchased	—	114,326	—	114,326

Total Value of Securities	$3,384,054	$2,398,223,390	$5,786,753	$2,407,394,197

Foreign Currency Exchange Contracts	$—	$609,047	$—	$609,047
Futures Contracts	(4,998,811)	—	—	(4,998,811)
Swap Contracts	—	(14,790,546)	—	(14,790,546)
Reverse Repurchase Agreements	—	(4,906,125)	—	(4,906,125)
Options Written	—	(71,528)	—	(71,528)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

(continues	)	103

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Corporate Debt	—	99.86%	0.14%	100.00%
Senior Secured Loans	—	96.83%	3.17%	100.00%
Convertible Preferred Stock	88.51%	11.49%	—	100.00%
Preferred Stock	16.43%	83.57%	—	100.00%

	Optimum International Fund

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,583,643	$12,553,096	$—	$15,136,739
Austria	4,039,783	12,331,528	—	16,371,311
Bermuda	5,279,076	—	—	5,279,076
Brazil	3,394,466	—	—	3,394,466
Canada	12,643,681	—	—	12,643,681
China/Hong Kong	—	32,033,632	—	32,033,632
Colombia	3,661,835	—	—	3,661,835
Czech Republic	—	2,435,924	—	2,435,924
Denmark	—	10,393,724	—	10,393,724
Finland	—	6,589,784	—	6,589,784
France	—	27,868,539	—	27,868,539
Germany	656,860	27,360,922	—	28,017,782
India	4,898,580	10,746,234	—	15,644,814
Indonesia	—	8,658,511	—	8,658,511
Ireland	12,788,754	—	—	12,788,754
Israel	10,091,458	12,027,104	—	22,118,562
Italy	—	10,546,199	—	10,546,199
Japan	—	76,686,194	—	76,686,194
Mexico	3,740,923	—	—	3,740,923
Netherlands	6,887,177	9,978,033	—	16,865,210
New Zealand	1,477,305	5,235,567	—	6,712,872
Norway	4,200,101	9,618,319	—	13,818,420
Peru	3,501,973	—	—	3,501,973
Republic of Korea	—	23,224,955	—	23,224,955
Russia	—	939,457	—	939,457
Singapore	—	6,901,231	—	6,901,231
Spain	—	12,915,688	—	12,915,688
Sweden	—	10,323,377	—	10,323,377
Switzerland	9,754,298	29,917,204	—	39,671,502
Taiwan	—	19,120,980	—	19,120,980
Thailand	—	866,860	—	866,860
Turkey	—	7,255,840	—	7,255,840
United Kingdom	3,594,475	65,198,572	—	68,793,047
United States	12,688,130	—	4,634,108	17,322,238
Exchange-Traded Funds	13,206,863	—	—	13,206,863
Short-Term Investments	—	4,908,828	—	4,908,828
Securities Lending Collateral	—	22,201,280	—	22,201,280

Total Value of Securities	$119,089,381	$478,837,582	$4,634,108	$602,561,071

Foreign Currency Exchange Contracts	$—	$313	$—	$313

	Optimum Large Cap Growth Fund
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$328,991,472	$—	$1,815,066	$330,806,538
Consumer Staples	74,670,543	—	—	74,670,543
Energy	12,204,265	—	—	12,204,265
Financials	46,465,652	—	93,094	46,558,746
Healthcare	259,976,425	—	—	259,976,425
Industrials	105,532,313	—	—	105,532,313
Information Technology	551,524,877	10,837,234	552,457	562,914,568
Materials	16,159,821	—	—	16,159,821
Real Estate	25,088,156	—	—	25,088,156
Telecommunication Services	10,222,979	—	—	10,222,979
Utilities	3,975,400	—	—	3,975,400
Convertible Preferred Stock	—	—	9,300,102	9,300,102
U.S. Master Limited Partnerships	5,574,475	—	—	5,574,475
Short-Term Investments	—	25,702,000	—	25,702,000

Total Value of Securities	$1,440,386,378	$36,539,234	$11,760,719	$1,488,686,331

		Optimum Large Cap Value Fund
Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$111,729,801	$—	$111,729,801
Consumer Staples	121,598,214	28,931,554	150,529,768
Energy	89,374,710	—	89,374,710
Financials	353,062,885	—	353,062,885
Healthcare	172,312,832	4,244,838	176,557,670
Industrials	168,653,476	—	168,653,476
Information Technology	168,374,134	—	168,374,134
Materials	63,628,225	—	63,628,225
Real Estate	14,145,932	—	14,145,932
Telecommunication Services	13,442,808	1,743,966	15,186,774
Utilities	27,707,280	—	27,707,280
Short-Term Investments	—	21,168,604	21,168,604

Total Value of Securities	$1,304,030,297	$56,088,962	$1,360,119,259

(continues	)	105

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Small-Mid Cap Growth Fund
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$417,583,058	$ —	$ —	$417,583,058
Convertible Preferred Stock	—	—	6,448,177	6,448,177
Short-Term Investments	—	12,245,270	—	12,245,270
Total Value of Securities	$417,583,058	$12,245,270	$6,448,177	$436,276,505

		Optimum Small-Mid Cap Value Fund
Securities	Level 1	Level 2	Total
Common Stock	$414,572,222	$ —	$414,572,222
Short-Term Investments	—	963,523	963,523
Total Value of Securities	$414,572,222	$963,523	$415,535,745

Securities valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2016, the majority of Optimum International Fund’s common stock investments and a portion of Optimum Large Cap Growth Fund’s and Optimum Large Cap Value Fund’s common stock investments were categorized as Level 2.

During the six months ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Funds’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Funds’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. With the exception of Optimum Small-Mid Cap Growth Fund, management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period. There were no Level 3 investments during the six months ended Sept. 30, 2016 for Optimum Small-Mid Cap Value Fund.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Optimum Small-Mid Cap Growth Fund:

	Common Stock	Convertible Preferred Stock	Total
Beginning balance March 31, 2016	$ 133,374	$ 6,261,635	$ 6,395,009
Purchases	—	2,447,732	2,447,732
Sales	—	(1,313,030)	(1,313,030)
Transfers out of Level 3	(366,983)	(555,295)	(922,278)
Net change in unrealized appreciation (depreciation)	233,609	(392,865)	(159,256)
Ending balance Sept. 30, 2016	$ —	$ 6,448,177	$ 6,448,177
Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$ —	$ 285,248	$ 285,248

Sensitivity Analysis for Optimum Small-Mid Cap Growth Fund

Valuation: Each Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Funds.

When market quotations are not readily available for one or more portfolio securities, the Funds’ NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Funds’ pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for Optimum Small-Mid Cap Growth Fund:

Assets	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average Discounted Enterprise Value / Revenue Multiple
Convertible Preferred Stock	$6,448,177	Comparable Company Approach	Enterprise Value / Revenue Multiple Range of Comparable Companies	2.3x to 9.2x	4.96x

A significant change to the inputs may result in a significant change to the valuation.

(continues	)	107

Notes to financial statements

Optimum Fund Trust

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16

Shares sold:
Class A	134,607	484,087	40,145	106,661	65,416	134,056
Class C	455,446	2,109,294	80,138	370,858	161,018	569,981
Institutional Class	22,275,211	50,670,245	4,006,190	16,417,062	7,577,018	16,932,034
Shares issued upon reinvestment of dividends and distributions:
Class A	—	126,444	—	4,638	—	233,634
Class C	—	363,757	—	—	—	992,070
Institutional Class	—	6,368,876	—	394,001	—	8,237,260
	22,865,264	60,122,703	4,126,473	17,293,220	7,803,452	27,099,035
Shares redeemed:
Class A	(378,272)	(831,370)	(80,782)	(160,976)	(215,736)	(510,659)
Class C	(1,985,698)	(3,222,618)	(346,095)	(552,865)	(1,109,032)	(1,879,403)
Institutional Class	(29,956,995)	(43,001,210)	(6,879,788)	(8,328,689)	(13,014,073)	(18,670,206)
	(32,320,965)	(47,055,198)	(7,306,665)	(9,042,530)	(14,338,841)	(21,060,268)
Net increase (decrease)	(9,455,701)	13,067,505	(3,180,192)	8,250,690	(6,535,389)	6,038,767

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16	Six months ended 9/30/16	Year ended 3/31/16

Shares sold:
Class A	68,207	143,327	25,588	33,959	24,250	33,499
Class C	154,432	531,160	43,112	127,921	39,420	113,119
Institutional Class	14,371,512	16,516,757	3,425,427	8,398,792	3,245,782	8,991,621
Shares issued upon reinvestment of dividends and distributions:
Class A	—	20,818	—	70,219	—	15,444
Class C	—	18,116	—	296,465	—	68,396
Institutional Class	—	937,805	—	5,097,525	—	1,361,942
	14,594,151	18,167,983	3,494,127	14,024,881	3,309,452	10,584,021
Shares redeemed:
Class A	(210,093)	(394,347)	(39,778)	(102,565)	(39,263)	(74,853)
Class C	(858,423)	(1,375,133)	(218,523)	(332,514)	(188,597)	(273,196)
Institutional Class	(11,666,873)	(14,408,404)	(9,160,623)	(8,288,503)	(8,756,402)	(8,979,943)
	(12,735,389)	(16,177,884)	(9,418,924)	(8,723,582)	(8,984,262)	(9,327,992)
Net increase (decrease)	1,858,762	1,990,099	(5,924,797)	5,301,299	(5,674,810)	1,256,029

Certain shareholders may exchange shares of one class for another class in the same Fund. There were no exchange transactions for the six months ended Sept. 30, 2016. For the year ended March 31, 2016, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Year ended 3/31/16
	Exchange Redemptions	Exchange Subscriptions
	Class C Shares	Class A Shares	Value
Optimum Fixed Income Fund	10,722	10,688	$102,288
Optimum International Fund	1,512	1,476	17,488
Optimum Large Cap Growth Fund	4,535	4,109	73,970
Optimum Large Cap Value Fund	3,867	3,821	61,640
Optimum Small-Mid Cap Growth Fund	837	753	11,843
Optimum Small-Mid Cap Value Fund	652	587	7,731

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may enter into these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

During the six months ended Sept. 30, 2016, the Funds used foreign currency exchange contracts to hedge the U.S. dollar value of securities the Funds already own that are denominated in foreign currencies, and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2016, the Funds held foreign currency exchange contracts which are reflected on the “Statements of operations” under “Net realized and unrealized gain (loss) on foreign currency exchange contracts.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid

(continues	)	109

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $653,000 cash and $3,480,000 in securities collateral as margin for open futures contracts. Securities collateral are presented on the “Schedules of investments” and cash collateral is presented on the “Statements of assets and liabilities” as “Cash collateral due from brokers.”

During the six months ended Sept. 30, 2016, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended Sept. 30, 2016 for Optimum Fixed Income Fund were as follows:

Call options	Number of contracts	Premiums
Options outstanding March 31, 2016	73,110,000	$255,102
Options written	55,762,463	641,496
Options expired	(102,172,463)	(410,263)
Options terminated in closing purchase transactions	(26,700,000)	(486,336)

Options outstanding Sept. 30, 2016	—	$—

Put options	Number of contracts	Premiums
Options outstanding March 31, 2016	268,400,364	$1,351,614
Options written	71,662,769	764,631
Options expired	(249,162,557)	(1,217,191)
Options terminated in closing purchase transactions	(47,400,576)	(435,930)

Options outstanding Sept. 30, 2016	43,500,000	$463,124

During the six months ended Sept. 30, 2016, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to protect the value of portfolio securities, to manage the Fund’s exposure to changes in foreign currencies and to take advantage of liquidity available in the options market.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2016, Optimum Fixed Income Fund used inflation swaps to hedge the inflation risk in nominal bonds (i.e., non-inflation-protected bonds) thereby creating “synthetic” inflation-indexed bonds.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2016, Optimum Fixed Income Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2016, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at Sept. 30, 2016, the notional value of the protection sold was EUR 4,300,000 and USD 42,700,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount

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Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2016, net unrealized appreciation of the protection sold was $526,351.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2016, Optimum Fixed Income Fund used CDS contracts to hedge against credit events, and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At Sept. 30, 2016, for bilateral derivative contracts, Optimum Fixed Income Fund posted $1,470,000 in cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Optimum Fixed Income Fund posted $2,470,583 cash and $9,675,486 securities collateral respectively for certain centrally cleared derivatives. Cash collateral is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.” At Sept. 30, 2016, the Fund received $2,205,000 in cash collateral and $686,100 in securities collateral for certain open derivatives. Cash collateral received is presented as “Cash collateral due to brokers” on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.”

Fair values of derivative instruments for Optimum Fixed Income Fund as of Sept. 30, 2016 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1,936,479	$ —	$ —	$1,936,479
Variation margin due from broker on futures contracts*	6,863	19,461	—	26,324
Variation margin due from broker on swap contracts	—	1,521,548	—	1,521,548
Unrealized appreciation on swap contracts	—	7,926	696,542	704,468
Total	$1,943,342	$1,548,935	$696,542	$4,188,819

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(1,327,432)	$ —	$ —	$ (1,327,432)
Variation margin due to broker on futures contracts*	(4,752,258)	(272,877)	—	(5,025,135)
Options written, at value	—	(71,528)	—	(71,528)
Variation margin due to broker on credit default swap contracts	—	—	(33,443)	(33,443)
Unrealized depreciation on swap contracts	—	(16,815,381)	(167,738)	(16,983,119)
Total	$(6,079,690)	$(17,159,786)	$(201,181)	$(23,440,657)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2016. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on Optimum Fixed Income Fund’s ”Statements of operations“ for the six months ended Sept. 30, 2016 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(4,641,861)	$(264,832)	$(7,710)	$826,458	$—	$(4,087,945)
Equity contracts	—	(831,394)	—	—	—	(831,394)
Interest rate contracts	—	1,627,179	2,517	829,602	(2,106,373)	352,925
Credit contracts	—	—	(432,030)	50,420	29,579	(352,031)

Total	$(4,641,861)	$530,953	$(437,223)	$1,706,480	$(2,076,794)	$(4,918,445)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$3,167,073	$(2,031,358)	$7,509	$141,422	$—	$1,284,646
Equity contracts	—	77,415	—	—	—	77,415
Interest rate contracts	—	(1,008,695)	459,323	(534,114)	(5,222,014)	(6,305,500)
Credit contracts	—	—	—	(30,903)	267,506	236,603

Total	$3,167,073	$(2,962,638)	$466,832	$(423,595)	$(4,954,508)	$(4,706,836)

Derivatives generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended Sept. 30, 2016.

	Long Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average cost)	USD	58,624,850	USD	917,393	USD	0	USD	54,828
Futures contracts (average notional value)		368,947,251		—		—		—
Options contracts (average notional value)		193,605		—		—		—
CDS contracts (average notional value)*	EUR	1,209,805		—		—		—
	USD	9,710,703		—		—		—
Inflation swap contracts (average notional value)**		312,500		—		—		—
Interest rate swap contracts (average notional value)**	CAD	8,149,219		—		—		—
	GBP	6,100,000		—		—		—
	MXN	585,567,188		—		—		—
	USD	265,885,000		—		—		—

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Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average cost)	USD	187,477,629	USD	1,000,075	USD	26,079	USD	14,781
Futures contracts (average notional value)		1,045,883,648		—		—		—
Options contracts (average notional value)		378,143		—		—		—
CDS contracts (average notional value)*	EUR	4,353,906		—		—		—
	USD	38,466,602		—		—		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Sept. 30, 2016, Optimum Fixed Income Fund and Optimum International Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Optimum Fixed Income Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$582,145	$(423,134)	$159,011
Barclays Bank	—	(224)	(224)
BNP Paribas	91,319	(85,705)	5,614
Citigroup Global Markets	1,195,289	(18,525)	1,176,764
Deutsche Bank	622,175	(15,494)	606,681
Goldman Sachs	37,125	—	37,125
Hong Kong Shanghai Bank	—	(574)	(574)
JPMorgan Chase Bank	73,059	(942,836)	(869,777)
Morgan Stanley Capital	379,448	—	379,448
Toronto Dominion Bank	25,564	(11,129)	14,435
UBS	18,494	—	18,494

Total	$3,024,618	$(1,497,621)	$1,526,997

Optimum Fixed Income Fund

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$159,011	$—	$–	$—	$–	$159,011
Barclays Bank	(224)	—	—	—	–	(224)
BNP Paribas	5,614	—	(5,614)	—	—	—
Citigroup Global Markets	1,176,764	—	(1,176,764)	—	—	—
Deutsche Bank	606,681	—	—	—	—	606,681
Goldman Sachs	37,125	—	—	—	—	37,125
Hong Kong Shanghai Bank	(574)	—	—	—		(574)
JPMorgan Chase Bank	(869,777)	—	—	—	869,777	—
Morgan Stanley Capital	379,448	—	(379,448)	—	—	—
Toronto Dominion Bank	14,435	—	—	—	—	14,435
UBS	18,494	—	—	—	—	18,494

Total	$1,526,997	$—	$(1,561,826)	$—	$869,777	$834,948

(continues	)	115

Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

Optimum International Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$361	$—	$361
Northern Trust	2	(108)	(106)
State Street Bank	266	(208)	58

Total	$629	$(316)	$313

Optimum International Fund

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$361	$—	$—	$—	$—	$361
Northern Trust	(106)	—	—	—	—	(106)
State Street Bank	58	—	—	—	—	58

Total	$313	$—	$—	$—	$—	$313

Repurchase Agreements

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Sept. 30, 2016, the following tables are a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

		Optimum International Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$1,017,186	$(1,017,186)	$—	$(1,017,186)	$—
Bank of Montreal	1,695,310	(1,695,310)	—	(1,695,310)	—
BNP Paribas	983,504	(983,504)	—	(983,504)	—

Total	$3,696,000	$(3,696,000)	$—	$(3,696,000)	$—

		Optimum Large Cap Growth Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$7,073,517	$(7,073,517)	$—	$(7,073,517)	$—
Bank of Montreal	11,789,194	(11,789,194)	—	(11,789,194)	—
BNP Paribas	6,839,289	(6,839,289)	—	(6,839,289)	—

Total	$25,702,000	$(25,702,000)	$—	$(25,702,000)	$—

		Optimum Large Cap Value Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$2,956,885	$(2,956,885)	$—	$(2,956,885)	$—
Bank of Montreal	4,928,142	(4,928,142)	—	(4,928,142)	—
BNP Paribas	2,858,973	(2,858,973)	—	(2,858,973)	—

Total	$10,744,000	$(10,744,000)	$—	$(10,744,000)	$—

		Optimum Small-Mid Cap Growth Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$1,772,094	$(1,772,094)	$—	$(1,772,094)	$—
Bank of Montreal	2,953,491	(2,953,491)	—	(2,953,491)	—
BNP Paribas	1,713,415	(1,713,415)	—	(1,713,415)	—

Total	$6,439,000	$(6,439,000)	$—	$(6,439,000)	$—

		Optimum Small-Mid Cap Value Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)

Bank of America Merrill Lynch	$209,162	$(209,162)	$—	$(209,162)	$—
Bank of Montreal	348,603	(348,603)	—	(348,603)	—
BNP Paribas	202,235	(202,235)	—	(202,235)	—

Total	$760,000	$(760,000)	$—	$(760,000)	$—

Reverse repurchase agreements

Borrowed bond agreements, repurchase, reverse repurchase transactions, and treasury roll transactions are entered into by Optimum Fixed Income Fund under MRA which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, borrowed bond agreements and treasury roll transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

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Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

As of Sept. 30, 2016, the following table is a summary of Optimum Fixed Income Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

		Optimum Fixed Income Fund
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Pledged	Net Collateral Pledged	Net Exposure(a)

JPMorgan Chase Securities	$(4,906,125)	$4,906,125	$—	$4,906,125	$—

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Securities Lending

Securities lending transactions are entered into by Optimum International Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of Sept. 30, 2016, the following table is a summary of Optimum International Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received	Fair value of Non-Cash Collateral Received	Net Exposure(a)

The Bank of New York Mellon	$26,210,316	$(22,201,280)	$(4,929,178)	$(920,142)

(a)Net exposure represents the net receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

Investments purchased with cash collateral are presented on the ”Schedules of investments“ under the caption “Securities Lending Collateral.” At Sept. 30, 2016, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no securities on loan.

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance

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Notes to financial statements

Optimum Fund Trust

additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2016. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the ”Schedules of investments.“ When monitoring compliance with the Funds’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of these Funds will be considered.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

Optimum Fixed Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a U.S. Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a liability of $1,385,788 and an asset of $415,736 based on the expected recoveries to unsecured creditors as of Sept. 30, 2016 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

11. Subsequent Events

On Oct. 13, 2016, Rothschild Asset Management Inc. (Rothschild) replaced Herndon as a sub-advisor to Optimum Large Cap Value Fund.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2016

At a meeting held Sept. 21-22, 2016, the Board of Trustees (the “Board” or “Trustees”), including a majority of non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); (ii) approved a new Sub-Advisory Agreement between DMC and Rothschild Asset Management Inc. (“Rothschild”) to replace Herndon Capital Management LLC (“Herndon”) as a sub-adviser to Optimum Large Cap Value Fund, effective on or about October 7, 2016; and (iii) approved the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds, limited in the case of Herndon until its replacement by Rothschild.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the Sept. 21-22, 2016 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc. (“Lipper”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).

In reaching its decision with respect to the Sub-Advisory Agreement with Rothschild, the Board considered and reviewed information about Rothschild, including its personnel, operations and financial condition, which had been provided by Rothschild. The Board also reviewed material furnished by DMC (with the assistance of LPL), including: a memorandum from DMC reviewing the Sub-Advisory Agreement with, and the various services proposed to be rendered by, Rothschild; research and analysis supporting DMC’s recommendation to hire Rothschild for Optimum Large Cap Value Fund; a description of the proposed sub-advisory fees under the Sub-Advisory Agreement with Rothschild, along with fees that Rothschild charges to other comparable accounts; information concerning Rothschild’s organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to Rothschild’s personnel, organization and policies; copies of Rothschild’s Form ADV, compliance policies and procedures and its Code of Ethics; and a copy of the Sub-Advisory Agreement with Rothschild.

In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. In this regard, the Independent Trustees reviewed with independent counsel their legal duties and obligations in connection with the approval and/or renewal of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The materials prepared by Management specifically in connection with the approval of the Agreements were provided to the Independent Trustees in advance of the Board Meetings. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds (including the Sub-Advisory Agreement for Rothschild) were considered at this Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, Extent, and Quality of Services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations (including Management personnel who had recently joined the firm), the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis involved in the review of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to Optimum Fixed Income Fund) to each of the Funds.

The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by the sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished in connection with Board meetings and the contract renewals.

In considering the nature, extent and quality of the services to be provided by Rothschild, the Board reviewed the services to be provided by Rothschild pursuant to its Sub-Advisory Agreement, noting specifically that the Sub-Advisory Agreement with Rothschild contains substantially similar provisions to those in the Sub-Advisory Agreement of Herndon, except for the provisions relating to the fees. The Board reviewed materials provided by Rothschild regarding the experience and qualifications of the personnel who will be responsible for managing the portion of Optimum Large Cap Value Fund to be subadvised by Rothschild. The Board also placed weight on the performance of a representative Rothschild portfolio that utilized the investment process and parameters that would be employed by Rothschild with respect to its portion of Optimum Large Cap Value Fund (the “Rothschild Account”). The Board also considered that Rothschild would co-manage the Fund with Massachusetts Financial Services Company (“MFS”). In this regard, the Board considered the compatibility of the two sub-advisers’ investment philosophies and methodologies that they would each employ for the Fund.

Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the existing sub-advisers and Rothschild to each Fund and its shareholders and was confident in the abilities of the existing sub-advisers and Rothschild to provide quality services to the Funds and their shareholders.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Sept. 21-22, 2016 meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the 1-year period ended June 30, 2016, as well as the 3-, 5-, and 10-year periods ended on that date. In addition, the Board reviewed calendar year returns for each of the Fund’s sub-advisers. The Trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a Fund, as part of their evaluation of investment performance. In regards to the appointment of Rothschild for Optimum Large Cap Value Fund, the Board also reviewed the performance of the Rothschild Account. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Lipper Performance Universe for the 1-year period, and on an annualized basis in the lowest performing quintile of its Performance Universe for the 3- and 5-year periods, and on an annualized basis in the middle performing quintile of its Performance Universe for the previous 10-year period. The Board discussed with Management the reasons for the Fund’s relative underperformance. It was noted that one of the primary reasons for the Fund’s underperformance over recent years has been the Fund’s exposure to low duration fixed income securities. These low duration portions of the Fund’s portfolio have done relatively well versus indices which track these type of securities, but such low duration securities have not performed as well versus the Fund’s benchmark and peers. Given that the Fund had demonstrated a good performance track record over the longer, 10-year period, the Trustees found such overall comparative results to be acceptable given that the low duration portions of the Fund’s portfolio had hindered more recent performance results.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Performance Universe for the 1-year period, and on an annualized basis to be in the lowest performing quintile of its Performance Universe for the 3-year and 10-year periods, and the second lowest quintile of its Performance Universe for the

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2016 (continued)

5-year period. The Board discussed with Management the reasons for the Fund’s relative underperformance. It was noted that Earnest Partners, LLC (“EARNEST”) and Acadian Asset Management LLC (“Acadian”) had been appointed as the Fund’s new sub-advisers over the past few years, and that the Fund’s recent performance returns (including the 1-year returns noted above) had been encouraging and showed performance improvement. While the Trustees were not satisfied with the Fund’s overall comparative performance noted in the Lipper Report, they believed Management was taking appropriate actions to improve performance, noting the recent appointments of both EARNEST and Acadian as sub-advisers to the Fund and the Fund’s recent, improved performance.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the 1-year period, and on an annualized basis to be in the second highest performing quintile of the Performance Universe for the 3- and 5-year periods, and the middle performing quintile for the 10-year period. The Board discussed with Management the reasons for the relative underperformance for the 1-year period. While noting such discussions, the Trustees found such overall comparative results to be satisfactory.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the 1-year period, and on an annualized basis to be in the lowest performing quintile of its Lipper Universe for each of the 3-, 5-, and 10-year periods. The Trustees discussed with Management the reasons for the relative underperformance for the Fund. The Board was not satisfied with such comparative performance. The Trustees also reviewed a “combination analysis” showing various performance metrics that would have resulted from combining the performance of the Rothschild Account with the performance of MFS over various time periods measured in several different ways. In connection with this combination analysis, Management noted that Rothschild’s approach to investing in securities balances security valuation, expectational upside, and quality, and Management believed that Rothschild’s investment philosophy would make an attractive pairing with MFS’s investment strategy. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that Management was taking appropriate actions to improve performance, noting its recommendation to appoint Rothschild as a sub-adviser to the Fund to replace Herndon.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the 1-year period, and on an annualized basis to be in the lowest performing quintile of such Universe for the previous 3-, 5-, and 10-year periods. The Trustees discussed with Management the reasons for the Fund’s relative underperformance and the steps recently taken to improve such performance. In particular, the Trustees and Management discussed the appointments earlier in 2016 of Columbus Circle Investors (“CCI”) and Peregrine Capital Management, Inc. (“Peregrine”) as sub-advisers to the Fund to replace the Fund’s two prior sub-advisers. The Trustees noted that both CCI and Peregrine had performed well since their appointments to the Fund and that the Fund’s overall performance results had steadily improved in recent months. Although the Board was not satisfied with the historical comparative performance of the Fund, the Board believed that Management was taking appropriate actions to improve performance, noting the recent appointments of CCI and Peregrine as sub-advisers to the Fund.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Lipper Performance Universe for the 1-year period, and on an annualized basis to also be in the lowest performing quintile of such Universe for the 3-, 5-, and 10-year periods. The Trustees discussed with Management the reasons for the Fund’s relative underperformance and the steps recently taken to improve such performance. In particular, the Trustees and Management discussed the appointment earlier in 2016 of LSV Asset Management (“LSV”) as a sub-adviser to the Fund to replace two of the Fund’s prior sub-advisers. The Trustees noted that LSV had performed very well since their appointment to the Fund and that the Fund’s overall performance results had steadily improved in recent months. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that Management was taking appropriate actions to improve performance, noting the appointment of LSV as a new sub-adviser to the Fund.

Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each sub-adviser were the product of arms-length negotiations between DMC and each sub-adviser, and the Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each fund’s most recent annual report which reflects historical asset levels which may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report showed the actual total expenses and investment management fees (taking into account expense waivers) of each Fund to be the highest or towards the highest in its respective Lipper Expense Group. The Lipper Report also provided information on the actual total expenses (taking into account expense waivers) for each Fund versus a broader Lipper Expense Universe. This portion of the Lipper Report showed that the Funds’ actual total expense percentile rankings versus the Lipper Expense Universe materially improved as compared to the Funds’ rankings versus the Lipper Expense Group.

In regards to considering the appropriateness of the sub-advisory fees to be charged by Rothschild on Optimum Large Cap Value Fund, the Board was provided with a description of the fees to be charged by Rothschild under its Sub-Advisory Agreement for the Fund, which showed them to be slightly higher than the sub-advisory fees charged by Herndon under its respective Sub-Advisory Agreement at the Fund’s current amount of assets under management. The Board discussed the impact that the differences in such sub-advisory fees would have on DMC’s profitability for the Fund. The Board also was provided with information showing that Rothschild’s sub-advisory fees for the Fund were competitive with those charged by Rothschild to other comparable investment companies or accounts it advises, and was informed by Management that Rothschild’s fees for the Fund were competitive with fees of other investment managers being considered as possible sub-advisers to the Fund. The Board also noted that the management fee paid by the Fund to DMC would stay the same at current asset levels.

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2017. The Trustees also noted that Management had in recent years agreed to a restructuring and overall reduction in fees charged to the Funds through several mechanisms: a lowering of the Funds’ fees by service providers affiliated with DMC that was fully completed on January 1, 2014; a reduction in sub-transfer agent fees paid by each Fund as a result of the change to omnibus shareholder accounting for the accounts LPL maintains in the Funds effective on November 1, 2013; and Management agreeing to a framework for providing additional expense waivers for the Funds as appropriate to the extent combined assets of the Funds are above $4.2 billion on an annual basis. In addition to the foregoing fee restructuring, and as requested by the Board, Management agreed to provide a proposal at the December 2016 Board meeting to reduce the Funds’ expenses going forward. While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account possible future savings resulting from the aforementioned fee restructurings.

DMC’s Profitability; Economies of Scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the sub-advisers were the product of arms-length negotiations between DMC and each sub-adviser. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act of 2002, the Dodd-Frank Act and recent SEC and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers (including Rothschild) in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines. Optimum Small-Mid Cap Growth Fund has a fixed

(continues	)	125

Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 21-22, 2016 (continued)

investment management fee of 1.1% at all asset levels without breakpoints, but the Board noted that the actual investment management fee charged the Fund was reduced as a result of Management expense caps. It was also noted that Management’s proposal to reduce the Funds’ expenses, which is to be presented at the December 2016 Board meeting, would likely include additional breakpoints in Optimum Small-Mid Cap Growth Fund’s investment management fee schedule. The investment management fee schedules for all the other Funds contained breakpoints. The Board considered that the asset size of Optimum International Fund and Optimum Small-Mid Cap Value Fund, as of June 30, 2016, exceeded the last fee breakpoint under their respective investment management agreements. The Trustees noted, however, that the actual investment management fees charged these two Funds were also limited as a result of Management expense caps, and it was also noted that Management’s proposal to reduce the Funds’ expenses, which is to be presented at the December 2016 Board meeting, would likely include additional breakpoints in each of these Fund’s investment management fee schedules.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Dan H. Arnold

President —

LPL Financial LLC

Shawn K. Lytle

President — Delaware Investments

Philadelphia, PA

Robert J. Christian

Private Investor

Durant Adams Hunter

Managing Partner — Ridgeway Partners

Pamela J. Moret

Private Investor

Stephen Paul Mullin

President — Econsult Solutions, Inc.

Robert A. Rudell

Private Investor

Jon Edward Socolofsky

Private Investor

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Optimum Fund Trust

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Optimum Fund Trust

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Optimum Fund Trust

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent

Delaware Investments Fund

Services Company

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 914-0278

For securities dealers

and financial institutions

representatives only

800 362-7500

Website

optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 914-0278; (ii) on the Funds’ website at optimummutualfunds.com; and (iii) on the SEC’s website at sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com; and (ii) on the SEC’s website at sec.gov.

127

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Trust. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Trust will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2016